                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000
                                  (UNAUDITED)

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2000

                                  (UNAUDITED)

                               TABLE OF CONTENTS

Statements of Investments:

     Total Return Fund......................................    1

     Capital Appreciation Fund..............................    3

     Government Bond Fund...................................    5

     Money Market Fund......................................    7

     Nationwide Small Company Fund..........................   10

     Nationwide Income Fund.................................   18

     Nationwide Strategic Growth Fund.......................   19

     Nationwide Strategic Value Fund........................   21

     Nationwide Equity Income Fund..........................   22

     Nationwide High Income Bond Fund.......................   25

     Nationwide Balanced Fund...............................   32

     Nationwide Multi Sector Bond Fund......................   38

     Nationwide Small Cap Value Fund........................   43

     Nationwide Small Cap Growth Fund.......................   45

     Nationwide Global 50 Fund..............................   49

     Nationwide Mid Cap Index Fund..........................   52

Statements of Assets and Liabilities........................   58

Statements of Operations....................................   61

Statements of Changes in Net Assets.........................   64

Financial Highlights........................................   72

Notes to Financial Statements...............................   87

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                           VALUE
-----------------------------------------------------------
              COMMON STOCK (96.5%)
              AUTOMOBILES (0.4%)
    189,600   Ford Motor Co.                 $    8,152,800
     24,825   Visteon Corp.                         301,002
                                             --------------
                                                  8,453,802
                                             --------------

              BANKS (5.2%)
    404,800   Bank of New York Co., Inc.         18,823,200
  1,345,600   Mellon Financial Corp.             49,030,300
  1,254,600   Wells Fargo Co.                    48,615,750
                                             --------------
                                                116,469,250
                                             --------------

              CAPITAL GOODS (1.2%)
    190,000   Minnesota Mining &
              Manufacturing Co.                  15,675,000
    629,002   Pall Corp.                         11,636,537
                                             --------------
                                                 27,311,537
                                             --------------

              CHEMICALS (2.6%)
    591,700   Georgia Gulf Corp.                 12,314,756
    421,000   Millipore Corp.                    31,732,875
    387,200   Rohm & Haas Co.                    13,358,400
                                             --------------
                                                 57,406,031
                                             --------------
              COMMUNICATION EQUIPMENT (7.7%)
  1,087,900   Cisco Systems, Inc.*               69,149,644
     41,000   Corning, Inc.                      11,064,875
     86,200   JDS Uniphase Corp.*                10,333,225
    358,000   Lucent Technologies, Inc.          21,211,500
    601,700   Nokia Corp., ADR                   30,047,394
    453,800   Nortel Networks Corp., ADR         30,971,850
                                             --------------
                                                172,778,488
                                             --------------

              COMPUTER/HARDWARE (6.0%)
    324,200   Dell Computer Corp.*               15,987,113
    299,600   EMC Corp.*                         23,050,475
    357,700   Hewlett-Packard Co.                44,667,787
    245,900   International Business
              Machines Corp.                     26,941,419
    258,800   Sun Microsystems, Inc.*            23,534,625
                                             --------------
                                                134,181,419
                                             --------------

              COMPUTER DATA SECURITY (0.4%)
     85,100   VERITAS Software Corp.*             9,617,630
                                             --------------
              COMPUTER SOFTWARE & SERVICES (5.3%)
    882,400   First Data Corp.                   43,789,100
    562,700   Microsoft Corp.*                   45,016,000
    362,000   Oracle Corp.*                      30,430,625
                                             --------------
                                                119,235,725
                                             --------------

-----------------------------------------------------------
     SHARES   SECURITY                           VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)

              CONGLOMERATES (0.4%)
    142,986   Illinois Tool Works, Inc.      $    8,150,202
                                             --------------

              CONSTRUCTION & BUILDING MATERIALS (1.4%)
    255,900   Martin Marietta Materials,
              Inc.                               10,347,956
    481,300   Vulcan Materials Co.               20,545,494
                                             --------------
                                                 30,893,450
                                             --------------

              CONSTRUCTION & HOUSING (0.7%)
    914,100   Masco Corp.                        16,510,931
                                             --------------

              CONSUMER DURABLE (2.6%)
  1,378,700   Black & Decker Corp.               54,200,144
    158,000   Fortune Brands, Inc.                3,643,875
                                             --------------
                                                 57,844,019
                                             --------------

              CONTAINERS (1.1%)
    457,600   Sealed Air Corp.*                  23,966,800
                                             --------------

              CONTRACT MANUFACTURING (0.5%)
    150,300   Flextronics International
              Ltd.*                              10,323,731
                                             --------------

              DISTRIBUTION (1.1%)
    600,000   SYSCO Corp.                        25,275,000
                                             --------------

              DRUGS (9.9%)
    707,000   American Home Products Corp.       41,536,250
  1,980,250   Pfizer, Inc.                       95,051,999
    362,873   Pharmacia & Upjohn, Inc.           18,755,998
  1,286,000   Schering-Plough Corp.*             64,943,000
                                             --------------
                                                220,287,247
                                             --------------

              ELECTRICAL EQUIPMENT (3.1%)
     53,500   Applied Materials, Inc.*            4,848,438
    257,600   Eaton Corp.                        17,259,200
    900,000   General Electric Co.               47,700,000
                                             --------------
                                                 69,807,638
                                             --------------

              ELECTRONICS (6.4%)
     99,000   Altera Corp.*                      10,091,813
    119,400   Analog Devices, Inc.*               9,074,400
    415,900   Intel Corp.                        55,600,631
    315,900   Maxim Integrated Products,
              Inc.                               21,461,456
    447,700   Texas Instruments, Inc.            30,751,394
    188,000   Xilinx, Inc.*                      15,521,750
                                             --------------
                                                142,501,444
                                             --------------

              ENTERTAINMENT (1.9%)
  1,087,281   The Walt Disney Co.                42,200,094
                                             --------------

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               1

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                           VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              FINANCIAL (7.0%)
  1,434,700   Associates First Capital
              Corp.                          $   32,011,744
  1,050,000   Fannie Mae                         54,796,874
  1,749,900   MBNA Corp.                         47,466,038
    254,900   Providian Financial Corp.          22,941,000
                                             --------------
                                                157,215,656
                                             --------------

              FOOD & BEVERAGE (9.1%)
    361,000   Anheuser-Busch Cos., Inc.          26,962,188
    530,000   General Mills, Inc.                20,272,500
  1,050,000   PepsiCo, Inc.                      46,659,374
  1,172,800   Quaker Oats Co.                    88,106,599
  1,027,800   Ralston-Ralston Purina Group       20,491,763
                                             --------------
                                                202,492,424
                                             --------------
              HEALTHCARE (1.9%)
    155,300   Johnson & Johnson Co.              15,821,188
    146,337   Quest Diagnostics, Inc.*           10,938,691
    352,000   St. Jude Medical, Inc.*            16,147,999
                                             --------------
                                                 42,907,878
                                             --------------

              HOUSEHOLD FURNISHING & APPLIANCES (0.5%)
    311,000   Maytag Corp.                       11,468,125
                                             --------------

              INSURANCE (2.5%)
    397,200   American International Group,
              Inc.                               46,671,000
    682,300   Horace Mann Educators Corp.        10,234,500
                                             --------------
                                                 56,905,500
                                             --------------
              LEISURE PRODUCTS (1.1%)
  1,539,200   Brunswick Corp.                    25,493,000
                                             --------------
              OIL & GAS (5.6%)
    730,000   Exxon Mobil Corp.                  57,305,000
    493,000   Texaco, Inc.                       26,252,250
    595,800   The Williams Cos., Inc.            24,837,413
    488,000   Unocal Corp.                       16,165,000
                                             --------------
                                                124,559,663
                                             --------------

              OIL EQUIPMENT & SERVICES (0.7%)
    196,000   Schlumberger Ltd.                  14,626,500
                                             --------------

              PRINTING & PUBLISHING (1.3%)
    331,800   American Greetings Corp.,
              Class A                             6,304,200
    274,000   E.W. Scripps Co., Class A          13,494,500
    157,900   Gannett Co., Inc.                   9,444,394
                                             --------------
                                                 29,243,094
                                             --------------

-----------------------------------------------------------
     SHARES   SECURITY                           VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)

              RETAIL (1.7%)
    650,000   Wal-Mart Stores, Inc.          $   37,456,250
                                             --------------

              TELECOMMUNICATIONS (5.9%)
    692,654   ALLTEL Corp.                       42,901,257
    729,000   BellSouth Corp.                    31,073,625
    496,000   SBC Communications, Inc.           21,452,000
    786,500   WorldCom, Inc.                     36,080,688
                                             --------------
                                                131,507,570
                                             --------------

              TRUCKING & COURIER SERVICES (0.3%)
    130,000   United Parcel Service, Class
              B                                   7,670,000
                                             --------------

              UTILITIES (1.0%)
    514,700   Dominion Resources, Inc.           22,067,763
                                             --------------
              TOTAL COMMON STOCK
              (cost $1,900,721,695)           2,156,827,861
                                             --------------

-----------------------------------------------------------
  PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
              COMMERCIAL PAPER (4.1%)
              FINANCIAL SERVICES (3.2%)
$15,000,000   Ford Motor Credit, 6.71%
              07/03/00                       $   14,991,612
 31,737,000   General Electric Capital
              Corp., 6.95%, 07/05/00             31,706,365
 20,000,000   IBM Credit Corp., 6.80%
              07/05/00                           19,981,111
  5,000,000   Salomon-Smith Barney, 6.60%,
              07/03/00                            4,997,250
                                             --------------
                                                 71,676,338
                                             --------------

              RENTAL AUTO/EQUIPMENT (0.9%)
 20,000,000   Hertz Corp., 6.82%, 07/05/00       19,981,055
                                             --------------
              TOTAL COMMERCIAL PAPER
              (cost $91,674,800)                 91,657,393
                                             --------------
              TOTAL INVESTMENTS
              (cost $1,992,396,495)          $2,248,485,254
                                             ==============

-------------------------------------------------------
* Denotes a non-income producing security.

The abbreviation in the above statement stands for the following:

ADR  American Depositary Receipt

Portfolio holding percentages represents market value as a percentage of net assets.

See accompanying notes to financial statements.

 2              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (98.7%)
              BROADCAST MEDIA / CABLE TELEVISION (1.9%)
    425,000   Comcast Corp. Special Class A    $ 17,212,500
                                               ------------
              BUSINESS SERVICES (0.3%):
     50,000   Convergys Corp.*                    2,593,750
                                               ------------

              COMMUNICATION EQUIPMENT (19.4%)
     50,000   CIENA Corp.*                        8,334,375
    550,000   Cisco Systems, Inc.*               34,959,375
     50,000   Copper Mountain Networks, Inc.*     4,406,250
    120,000   Corning, Inc.                      32,385,000
     50,000   Foundry Networks, Inc.              5,525,000
     75,000   JDS Uniphase Corp.*                 8,990,625
     50,000   Juniper Networks, Inc.*             7,278,125
    265,000   Lucent Technologies, Inc.          15,701,250
    705,000   Nokia Corp., ADR                   35,205,937
    295,000   Nortel Networks Corp., ADR         20,133,750
                                               ------------
                                                172,919,687
                                               ------------
              COMPUTER EQUIPMENT (7.8%)
    650,000   Dell Computer Corp.*               32,053,125
    350,000   EMC Corp.*                         26,928,125
     85,000   Hewlett-Packard Co.                10,614,375
                                               ------------
                                                 69,595,625
                                               ------------

              COMPUTER SOFTWARE & SERVICES (14.5%)
    377,500   Automatic Data Processing, Inc.    20,219,844
    189,000   First Data Corp.                    9,379,125
     50,000   i2 Technologies, Inc.*              5,213,281
     25,000   Inktomi Corp.*                      2,956,250
    408,600   Microsoft Corp.*                   32,688,000
    200,000   Oracle Corp.*                      16,812,500
    100,000   Peregrine Systems, Inc.*            3,468,750
    160,000   Sun Microsystems, Inc.*            14,550,000
    100,000   VERITAS Software Corp.*            11,301,562
    100,000   Yahoo!, Inc.*                      12,387,500
                                               ------------
                                                128,976,812
                                               ------------

              DRUGS (5.6%)
    260,000   Amgen, Inc.*                       18,265,000
    125,000   Eli Lilly & Co.                    12,484,375
    250,000   Merck & Co., Inc.                  19,156,250
                                               ------------
                                                 49,905,625
                                               ------------

              ELECTRICAL EQUIPMENT (2.3%)
    390,000   General Electric Co.               20,670,000
                                               ------------

              ELECTRONICS (5.4%)
    200,000   Flextronics International Ltd.*    13,737,500
    290,000   Jabil Circuit, Inc.*               14,391,250

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS (CONTINUED)
    385,000   Solectron Corp.                  $ 16,121,875
    100,000   Vishay Intertechnology, Inc.*       3,793,750
                                               ------------
                                                 48,044,375
                                               ------------

              FINANCIAL SERVICES (2.2%)
    130,000   Fannie Mae                          6,784,375
    200,000   MBNA Corp.                          5,425,000
    200,000   Wells Fargo Co.                     7,750,000
                                               ------------
                                                 19,959,375
                                               ------------

              FOOD & BEVERAGE (1.6%)
    330,000   PepsiCo, Inc.                      14,664,375
                                               ------------

              HEALTHCARE (9.5%)
  1,023,275   Pfizer, Inc.                       49,117,200
    698,300   Schering-Plough Corp.*             35,264,150
                                               ------------
                                                 84,381,350
                                               ------------

              INTERNET BUSINESS SERVICES, N.E.C. (1.4%)
    110,000   Ariba, Inc.*                       10,785,156
    150,000   Genuity, Inc.*                      1,373,438
                                               ------------
                                                 12,158,594
                                               ------------

              INVESTMENT MANAGEMENT (1.6%)
    120,100   Merrill Lynch & Co., Inc.          13,811,500
                                               ------------

              RETAIL (5.2%)
    100,000   CVS Corp.                           4,000,000
    580,000   Lowe's Cos., Inc.                  23,816,250
    325,000   Target Corp.                       18,850,000
                                               ------------
                                                 46,666,250
                                               ------------

              SEMICONDUCTORS (12.9%)
    330,000   Altera Corp.*                      33,639,375
    225,000   Analog Devices, Inc.*              17,100,000
    190,000   Applied Materials, Inc.*           17,218,750
    225,000   Intel Corp.                        30,079,688
    100,000   Micron Technology, Inc.*            8,806,250
     50,000   Novellus Systems, Inc.*             2,828,125
     70,000   Vitesse Semiconductor*              5,149,375
                                               ------------
                                                114,821,563
                                               ------------

              TELECOMMUNICATIONS (7.1%)
    200,000   AT&T Liberty Media Group*           4,850,000
    410,000   AT&T Wireless Group*               11,428,750

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               3

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
    450,000   Qwest Communications
              International*                   $ 22,359,375
    420,000   Sprint Corp. (PCS Group)*          24,990,000
                                               ------------
                                                 63,628,125
                                               ------------
              TOTAL COMMON STOCK
              (cost $791,419,483)               880,009,506
                                               ------------

-----------------------------------------------------------
  PRINCIPAL   SECURITY                            VALUE
-----------------------------------------------------------
              COMMERCIAL PAPER (1.5%)
              AIRCRAFT ENGINES AND ENGINE PARTS (1.2%)
$10,659,000   Textron, Inc., 6.97%, 07/05/00   $ 10,648,681
                                               ------------

              FINANCIAL SERVICES (0.2%)
  2,000,000   Ford Motor Credit, 6.71%
              07/03/00                            1,998,872
                                               ------------

              PASSENGER CAR RENTAL (0.1%)
  1,000,000   Hertz Corp., 6.87%, 07/03/00          999,433
                                               ------------
              TOTAL COMMERCIAL PAPER
              (cost $13,649,615)                 13,646,986
                                               ------------
              TOTAL INVESTMENTS
              (cost $805,069,098)              $893,656,493
                                               ============

-------------------------------------------------------

*  Denotes a non-income producing security.

The abbreviation in the above statement stands for the following:

  ADR  American Depositary Receipt.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 4              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              MORTGAGE-BACKED OBLIGATIONS (31.2%)
              FEDERAL HOME LOAN MORTGAGE CORPORATION
              (12.8%)
$ 5,054,147   Series 107-F, 8.65%, 12/15/04    $  5,080,723
  7,916,886   Series 2053-VA, 6.50%, 09/15/06     7,723,081
 20,000,000   Series 1415-N, 6.75%, 11/15/07     19,670,400
  1,961,346   Series 1544-T, 6.50%, 07/15/08      1,952,755
  9,000,000   Series 1693-H, 6.00%, 12/15/08      8,568,450
 11,500,000   Series 2138-JN, 6.00%, 12/15/11    10,840,705
 15,000,000   Series 1560-PN, 7.00%, 12/15/12    14,595,000
  3,271,000   Series 2043-VH, 6.50%, 05/15/14     3,062,637
  8,000,000   Series 1841-PA, 7.07%, 08/15/20     7,759,987
  5,430,304   Series 1136-H, 6.00%, 09/15/21      5,098,024
  5,000,000   Series 1614-MZ, 6.50%, 03/15/22     4,854,300
  3,500,000   Series 2122-QR, 6.00%, 01/15/28     3,110,520
                                               ------------
                                                 92,316,582
                                               ------------

              FEDERAL NATIONAL MORTGAGE ASSOCIATION (17.1%)
  9,464,198   Pool 73442, 7.075%, 05/01/06        9,329,488
  9,032,746   Pool 375593, 6.68%, 12/01/07        8,779,155
  5,073,985   Pool 380276, 6.335%, 04/01/08       4,807,482
 14,646,271   Pool 380348, 6.275%, 05/01/08      13,807,660
  6,790,272   Pool 380538, 6.235%, 08/01/08       6,387,048
  4,925,424   Pool 381089, 5.70%, 01/01/09        4,466,202
  1,655,205   Series 100-M, 5.50%, 09/25/01       1,639,352
 14,655,731   Series 68-Z, 8.00%, 05/25/07       14,914,627
 15,785,000   Series 1998-MI, 6.25%, 01/25/08    14,870,707
  5,000,000   Series 114-H, 6.50%, 07/25/08       4,809,300
  6,032,457   Series 164-C, 6.50%, 09/25/08       5,966,642
  6,000,376   Series 33-H, 6.00%, 03/25/09        5,704,497
    682,389   Series 25-B, 9.25%, 10/25/18          709,815
  1,028,666   Series 73-A, 8.00%, 07/25/21        1,038,891
  7,422,819   Series G42-Z, 7.00%, 07/25/22       7,191,301
  5,714,014   Series 54-Z, 7.00%, 04/25/23        5,224,518
  5,000,000   Series 223-C6.50%, 05/25/23         4,758,450
 10,000,000   Series 76-H, 5.00%, 02/25/24        9,016,822
                                               ------------
                                                123,421,957
                                               ------------
              SHEARSON LEHMAN PRIVATE, CMO (1.3%)
 10,691,974   5.75%, 5/1/17                       9,778,668
                                               ------------
              TOTAL MORTGAGE-BACKED
              OBLIGATIONS
              (cost $232,277,405)               225,517,207
                                               ------------
              U.S. GOVERNMENT AND AGENCY
              LONG-TERM OBLIGATIONS (65.3%)
              FEDERAL FARM CREDIT BANK (1.3%)
 10,000,000   6.30%, 09/23/04                     9,726,940
                                               ------------

              FEDERAL HOME LOAN BANK (6.1%)
 10,000,000   5.905%, 12/23/02                    9,765,191
 10,000,000   5.425%, 01/29/04                    9,480,150

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY
              LONG-TERM OBLIGATIONS (CONTINUED)
              FEDERAL HOME LOAN BANK (CONTINUED)
$ 4,135,000   5.74%, 02/25/05                  $  3,925,744
  8,500,000   7.315%, 04/21/05                    8,595,880
  6,395,000   5.80%, 08/12/05                     6,060,957
  6,860,000   5.905%, 04/7/09                     6,294,482
                                               ------------
                                                 44,122,404
                                               ------------

              FEDERAL HOME LOAN MORTGAGE CORPORATION (4.6%)
 20,000,000   6.313%, 02/26/04                   19,531,700
  5,000,000   6.80%, 08/22/05                     4,949,950
  9,000,000   6.75%, 05/30/06                     8,866,494
                                               ------------
                                                 33,348,144
                                               ------------

              FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.2%)
 10,000,000   5.25%, 01/15/03                     9,615,470
 10,000,000   5.05%, 11/06/03                     9,408,850
 10,000,000   5.58%, 02/12/04                     9,522,130
 10,000,000   5.13%, 02/13/04                     9,394,980
                                               ------------
                                                 37,941,430
                                               ------------

              FINANCIAL ASSISTANCE CORPORATION (1.4%)
 10,000,000   9.375%, 07/21/03                   10,638,300
                                               ------------

              GUARANTEED EXPORT TRUST (4.0%)
 28,403,202   7.12%, 04/15/06                    28,644,913
                                               ------------

              ISRAEL AID (2.2%)
 16,390,000   5.625%, 09/15/03                   15,867,962
                                               ------------

              PRIVATE EXPORT FUNDING CORPORATION (4.6%)
  6,400,000   5.80%, 02/01/04                     6,262,253
 19,056,000   6.86%, 04/30/04                    18,933,089
  8,100,000   6.62%, 10/01/05                     7,953,066
                                               ------------
                                                 33,148,408
                                               ------------

              RESOLUTION FUNDING CORPORATION (8.6%)
 30,000,000   STRIPS, 07/21/03                   24,185,460
 30,000,000   STRIPS, 01/15/13                   13,129,470
 58,000,000   STRIPS, 07/15/13                   24,539,162
                                               ------------
                                                 61,854,092
                                               ------------

              U.S. TREASURY BONDS (27.3%)
 13,000,000   10.00%, 05/15/10                   14,885,000
 25,000,000   12.75%, 11/15/10                   32,031,250
 30,000,000   8.125%, 08/15/19                   36,187,499
 25,000,000   8.75%, 08/15/20                    32,070,325

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               5

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY
              LONG-TERM OBLIGATIONS (CONTINUED)
$25,000,000   13.25%, 05/15/14                 $ 36,500,000
 31,000,000   11.25%, 02/15/15                   45,628,125
                                               ------------
                                                197,302,199
                                               ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY LONG-TERM OBLIGATIONS
              (cost $482,012,138)               472,594,792
                                               ------------

              REPURCHASE AGREEMENT (2.3%)
 16,502,000   Warburg Dillion Reed, 6.10%,
              7/3/00, Collateralized by
              $13,897,000 U.S. Treasury Bond,
              7.625%, 02/15/25, market value
              $16,502,000
              (cost $16,502,000)                 16,502,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $730,791,543)              $714,613,999
                                               ============

-------------------------------------------------------

The abbreviations in the above statement stand for the following:

    CMO       Collateralized Mortgage Obligation
   STRIPS     Separate Trading of Registered Interest
              and Principal Securities

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 6              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
  PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
              COMMERCIAL PAPER (97.9%)
              ASSET BACKED SECURITIES (6.4%)
$   792,000   Delaware Funding (Private
              Placement*), 6.68%, 07/18/00   $      789,502
  8,000,000   Falcon Asset Securitization
              Corp. (Private Placement*),
              6.59%, 07/05/00                     7,994,142
  5,296,000   Falcon Asset Securitization
              Corp. (Private Placement*),
              6.80%, 07/17/00                     5,279,994
 15,000,000   Falcon Asset Securitization
              Corp. (Private Placement*),
              6.58%, 07/24/00                    14,936,942
 20,000,000   Falcon Asset Securitization
              Corp. (Private Placement*),
              6.58%, 08/02/00                    19,883,022
  2,125,000   Falcon Asset Securitization
              Corp. (Private Placement*),
              6.59%, 08/04/00                     2,111,774
 10,000,000   Preferred Receivable Funding
              (Private Placement*), 6.60%,
              07/21/00                            9,963,333
 30,000,000   Variable Funding Capital
              Corp. (Private Placement*),
              6.53%, 07/12/00                    29,940,142
 20,000,000   Variable Funding Capital
              Corp. (Private Placement*),
              6.58%, 07/20/00                    19,930,544
  5,000,000   Variable Funding Capital
              Corp. (Private Placement*),
              6.57%, 08/03/00                     4,969,888
                                             --------------
                                                115,799,283
                                             --------------

              AUTO/FINANCE (6.8%)
  5,000,000   American Honda Finance Corp.,
              6.57%, 08/30/00                     4,945,250
 25,000,000   Ford Motor Credit Co., 6.54%,
              07/07/00                           24,972,750
 28,168,000   Ford Motor Credit Co., 6.55%,
              07/11/00                           28,116,791
 12,000,000   General Motors Acceptance
              Corp., 6.55%, 07/10/00             11,980,350
 10,000,000   General Motors Acceptance
              Corp., 6.57%, 07/12/00              9,979,925
 28,000,000   General Motors Acceptance
              Corp., 6.59%, 07/18/00             27,912,866
 15,000,000   General Motors Acceptance
              Corp., 6.56%, 08/17/00             14,871,533
                                             --------------
                                                122,779,465
                                             --------------

-----------------------------------------------------------
  PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
              COMMERCIAL PAPER (CONTINUED)
              BANKS (10.4%)
$58,000,000   Citicorp, 6.54%, 07/19/00      $   57,810,340
 17,000,000   National City Credit Corp.,
              6.53%, 07/18/00                    16,947,579
 10,000,000   National City Credit Corp.,
              6.53%, 07/19/00                     9,967,350
 30,000,000   National City Credit Corp.,
              6.57%, 08/04/00                    29,813,850
 25,000,000   Suntrust Banks, Inc., 6.53%,
              07/12/00                           24,950,118
 20,000,000   Suntrust Banks, Inc., 6.55%,
              07/21/00                           19,927,222
 10,000,000   Wells Fargo & Co., 6.59%,
              07/10/00                            9,983,525
 10,000,000   Wells Fargo & Co., 6.59%,
              07/17/00                            9,970,711
 10,000,000   Wells Fargo & Co., 6.58%,
              08/28/00                            9,893,989
                                             --------------
                                                189,264,684
                                             --------------

              BROKER/DEALERS (12.1%)
 15,000,000   Bear Stearns Co., 6.54%,
              07/24/00                           14,937,325
 12,000,000   Bear Stearns Co., 7.305%,
              07/26/00**                         12,000,000
  5,000,000   Bear Stearns Co., 6.63%,
              08/01/00                            4,971,454
 20,000,000   Bear Stearns Co., 6.55%,
              08/14/00                           19,839,889
 15,000,000   Goldman, Sachs & Co., 6.58%,
              07/05/00                           14,989,033
 10,000,000   Goldman, Sachs & Co., 6.58%,
              07/06/00                            9,990,861
  8,000,000   Goldman, Sachs & Co., 6.54%,
              07/11/00                            7,985,467
 12,000,000   Goldman, Sachs & Co., 6.54%,
              07/17/00                           11,964,907
  5,000,000   Goldman, Sachs & Co., 6.57%,
              07/18/00                            4,984,488
 12,000,000   Goldman, Sachs & Co., 6.56%,
              08/08/00                           11,917,033
 15,000,000   Merrill Lynch & Co., 6.65%,
              08/21/00                           14,858,688
  1,000,000   Merrill Lynch & Co., 6.62%,
              08/24/00                              990,070
 20,000,000   Morgan Stanley Dean Witter &
              Co., 6.58%, 07/20/00               19,930,544
 20,000,000   Morgan Stanley Dean Witter &
              Co., 6.54%, 08/03/00               19,880,100
 20,000,000   Morgan Stanley Dean Witter &
              Co., 6.54%, 08/07/00               19,865,567
 31,745,000   Salomon Smith Barney
              Holdings, Inc., 6.52%,
              07/05/00                           31,722,003
                                             --------------
                                                220,827,429
                                             --------------

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               7

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
  PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
              COMMERCIAL PAPER (CONTINUED)
              CAPTIVE BORROWING CONDUIT (3.5%)
$ 8,000,000   Prudential Funding Corp.,
              6.59%, 07/05/00                $    7,994,142
 15,000,000   Prudential Funding Corp.,
              6.53%, 07/06/00                    14,986,396
  5,000,000   Prudential Funding Corp.,
              6.52%, 07/11/00                     4,990,944
 35,000,000   Prudential Funding Corp.,
              6.52%, 07/14/00                    34,917,595
                                             --------------
                                                 62,889,077
                                             --------------

              CHEMICALS (3.6%)
 28,000,000   PPG Industries, Inc., 6.52%,
              07/06/00                           27,974,644
 18,900,000   PPG Industries, Inc., 6.53%,
              07/14/00                           18,855,433
 18,494,000   PPG Industries, Inc., 6.62%,
              07/25/00                           18,412,813
                                             --------------
                                                 65,242,890
                                             --------------

              CONSUMER PRODUCTS (0.1%)
  2,500,000   Clorox Co., 6.58%, 07/10/00         2,495,888
                                             --------------

              CONSUMER SALES FINANCE (11.0%)
 10,000,000   American Express Credit
              Corp., 6.54%, 07/06/00              9,990,917
    920,000   American Express Credit
              Corp., 6.78%, 07/07/00                918,960
  8,000,000   American Express Credit
              Corp., 6.56%, 07/11/00              7,985,422
 12,000,000   American Express Credit
              Corp., 6.50%, 07/12/00             11,976,167
 32,276,000   American Express Credit
              Corp., 6.53%, 07/14/00             32,199,892
 10,000,000   American General Finance
              Corp., 6.55%, 08/04/00              9,938,139
 10,000,000   Associates First Capital
              Corp., 6.52%, 07/05/00              9,992,756
 22,000,000   Associates First Capital
              Corp., 6.55%, 07/07/00             21,975,983
 18,000,000   Associates First Capital
              Corp., 6.65%, 07/21/00             17,933,500
 12,000,000   Associates First Capital
              Corp., 6.54%, 07/24/00             11,949,860
 25,000,000   Household Finance Corp.,
              6.53%, 07/11/00                    24,954,653
 20,000,000   Norwest Financial, Inc.,
              6.57%, 07/07/00                    19,978,100
 20,000,000   Norwest Financial, Inc.,
              6.57%, 07/10/00                    19,967,150
                                             --------------
                                                199,761,499
                                             --------------

-----------------------------------------------------------
  PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
              COMMERCIAL PAPER (CONTINUED)
              DIVERSIFIED FINANCE (8.8%)
$25,000,000   CIT Group, Inc., 6.52%,
              07/05/00                       $   24,981,889
  8,000,000   CIT Group, Inc., 6.54%,
              07/19/00                            7,973,840
 30,000,000   CIT Group, Inc., 6.52%,
              07/21/00                           29,891,333
 10,000,000   G.E. Capital Corp., 6.58%,
              07/06/00                            9,990,861
 40,000,000   G.E. Capital Corp., 6.52%,
              07/13/00                           39,912,001
  5,426,000   G.E. Capital Corp., 6.55%,
              07/26/00                            5,401,319
 10,000,000   G.E. Capital Corp., 6.55%,
              08/14/00                            9,919,944
  1,368,000   G.E. Capital Corp., 6.59%,
              09/07/00                            1,350,971
 30,000,000   Sigma Finance, Inc. (Private
              Placement*), 6.54%, 07/13/00       29,934,600
                                             --------------
                                                159,356,758
                                             --------------

              FINANCIAL SERVICES/UTILITIES (1.4%)
 25,000,000   National Rural Utilities
              Coperative Finance Corp.,
              6.63%, 08/11/00                    24,811,229
                                             --------------

              FOOD & BEVERAGE (3.8%)
 11,950,000   (H.J.) Heinz Co., 6.54%,
              07/14/00                           11,921,778
  1,231,000   (H.J.) Heinz Co., 6.54%,
              08/03/00                            1,223,620
 25,100,000   (H.J.) Heinz Co., 6.55%,
              08/07/00                           24,931,279
  4,000,000   (H.J.) Heinz Co., 6.55%,
              08/08/00                            3,972,344
 11,100,000   (H.J.) Heinz Co., 6.60%,
              08/21/00                           10,996,215
 15,562,000   McDonald's Corp. (Private
              Placement*), 6.54%, 07/05/00       15,550,692
                                             --------------
                                                 68,595,928
                                             --------------

              FOOD PRODUCTS/SERVICES (1.9%)
 34,950,000   Sysco Corp. (Private
              Placement*), 6.60%, 09/11/00       34,488,660
                                             --------------

              INSURANCE (10.6%)
 12,000,000   American General Corp.,
              6.55%, 07/07/00                    11,986,900
 25,000,000   American General Corp.,
              6.54%, 08/01/00                    24,859,208
 10,000,000   American General Corp.,
              6.55%, 08/10/00                     9,927,222
 32,150,000   Marsh & McLennan Co., 6.55%,
              07/07/00                           32,114,850
 10,000,000   Marsh USA, Inc. (Private
              Placement*), 6.73%, 07/10/00        9,983,175

 8              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
  PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
              COMMERCIAL PAPER (CONTINUED)
              INSURANCE (CONTINUED)
$11,400,000   Marsh USA, Inc. (Private
              Placement*), 6.55%, 07/24/00   $   11,352,294
  4,790,000   Marsh USA, Inc. (Private
              Placement*), 6.52%, 08/01/00        4,763,107
 16,424,000   MetLife Funding, Inc., 6.50%,
              07/06/00                           16,409,173
 14,491,000   MetLife Funding, Inc., 6.50%,
              07/07/00                           14,475,301
 20,379,000   MetLife Funding, Inc., 6.62-
              6.63%, 08/10/00                    20,229,076
 17,148,000   MetLife Funding, Inc., 6.62%,
              08/11/00                           17,018,714
 20,000,000   Old Republic Capital Corp.
              (Private Placement*), 6.18%,
              07/11/00                           19,965,667
                                             --------------
                                                193,084,687
                                             --------------

              LEASE/FINANCE (1.2%)
 21,600,000   IBM Credit Corp., 6.63%,
              07/10/00                           21,564,373
                                             --------------

              LEASE/RENTAL (0.6%)
 10,000,000   Hertz Corp., 6.52%, 07/06/00        9,990,944
                                             --------------

              MANUFACTURING (0.3%)
  5,000,000   Illinois Toolworks, 7.00,
              07/0                                4,996,111
                                             --------------

              OIL & GAS (3.0%)
  5,000,000   Chevron Transport Corp.,
              6.52%, 07/07/00                     4,994,567
 10,000,000   Chevron Transport Corp.,
              6.54%, 07/17/00                     9,970,933
 40,000,000   Koch Industries, Inc., 6.89%,
              07/03/00                           39,984,689
                                             --------------
                                                 54,950,189
                                             --------------

              PACKAGING/CONTAINERS (3.7%)
  8,000,000   Bemis Co., Inc., 6.51%,
              07/10/00                            7,986,980
 30,000,000   Bemis Co., Inc., 6.54%,
              07/12/00                           29,940,050
 30,000,000   Bemis Co., Inc., 6.52%,
              07/13/00                           29,934,800
                                             --------------
                                                 67,861,830
                                             --------------

              PHARMACEUTICALS (5.8%)
 20,000,000   Abbott Laboratories, Inc.,
              6.56%, 07/05/00                    19,985,422
  1,310,000   Becton Dickinson & Co.,
              6.60%,                              1,309,039
  3,000,000   Pfizer, Inc., 6.70%, 07/12/00       2,993,858
 32,065,000   Pfizer, Inc., 6.58%, 08/07/00      31,848,152
 50,000,000   Schering Corp., 6.66%,
              07/20/00                           49,824,250
                                             --------------
                                                105,960,721
                                             --------------

-----------------------------------------------------------
  PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
              COMMERCIAL PAPER (CONTINUED)
              PRINTING & PUBLISHING (2.9%)
$10,000,000   E.W. Scripps Co. (Private
              Placement*), 6.55%, 07/07/00   $    9,989,083
 25,000,000   E.W. Scripps Co. (Private
              Placement*), 6.56%, 07/10/00       24,959,000
  1,000,000   E.W. Scripps Co. (Private
              Placement*), 6.55%, 07/19/00          996,725
  7,000,000   E.W. Scripps Co. (Private
              Placement*), 6.60%, 09/08/00        6,911,450
 10,000,000   E.W. Scripps Co. (Private
              Placement*), 6.60%, 09/15/00        9,860,667
                                             --------------
                                                 52,716,925
                                             --------------
              TOTAL COMMERCIAL PAPER
              (cost $1,777,438,570)           1,777,438,570
                                             --------------

              U.S. GOVERNMENT AND AGENCY OBLIGATIONS (2.6%)
              GOVERNMENT -- AGENCY (2.6%)
 30,000,000   Federal Home Loan Mortgage
              Corp., 6.57%, 07/03/00         $   29,989,050
  4,200,000   Federal Home Loan Mortgage
              Corp., 6.45%, 07/05/00              4,196,990
  2,246,000   Federal National Mortgage
              Assoc., 5.80%, 07/13/00             2,241,474
 11,786,000   Federal National Mortgage
              Assoc., 6.10%, 08/24/00            11,678,158
                                             --------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (cost $48,105,672)                 48,105,672
                                             --------------
              TOTAL INVESTMENTS
              (cost $1,825,544,242)          $1,825,544,242
                                             ==============

-------------------------------------------------------

* Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

** Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2000.

Portfolio holding percentages represent amortized cost valuation as a percentage of net assets.

See accompanying notes to financial statements.

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               9

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCKS (92.4%):
              AUSTRALIA (0.3%)
              HEALTHCARE (0.3%)
    117,400   Cochlear Ltd.                    $  2,027,134
                                               ------------

              BELGIUM (0.2%)
              BUSINESS SERVICES (0.2%)
     61,700   Creyf's NV                          1,644,231
                                               ------------

              FINLAND (0.9%)
              CONSUMER PRODUCTS (0.4%)
    109,600   Amer Group Ltd.                     3,025,769
                                               ------------

              ELECTRONICS/INSTRUMENTS (0.1%)
     48,400   Vaisala OYJ                           974,311
                                               ------------

              INSURANCE (0.2%)
     27,200   Sampo Insurance Co. Ltd. Class
              A                                   1,108,130
                                               ------------
              TELECOMMUNICATION EQUIPMENT (0.2%)
     72,200   Elcoteq Network Corp. Class A       1,588,374
                                               ------------
              TOTAL FINLAND                       6,696,584
                                               ------------
              FRANCE (0.8%)
              ELECTRICAL EQUIPMENT (0.3%)
     53,400   Carbone Lorraine SA                 2,119,212
                                               ------------
              INSURANCE (0.0%)
      9,000   CNP Assurances                        307,995
                                               ------------

              OFFICE EQUIPMENT & SUPPLIES (0.5%)
     39,800   Neopost SA*                         1,295,256
     48,800   Societe BIC SA                      2,399,773
                                               ------------
                                                  3,695,029
                                               ------------
              TOTAL FRANCE                        6,122,236
                                               ------------

              GERMANY (0.5%)
              BEVERAGES/ALCOHOLIC (0.1%)
     26,700   Hawesko Holding AG                    522,125
                                               ------------
              ELECTRONICS (0.1%)
     40,334   Techem AG*                            974,327
                                               ------------
              RETAIL (0.3%)
     56,400   Fielmann AG                         1,859,817
                                               ------------
              TOTAL GERMANY                       3,356,269
                                               ------------

              HONG KONG (0.8%)
              ELECTRONICS (0.3%)
    540,000   VTech Holdings Ltd.                 2,043,609
                                               ------------

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              HONG KONG (CONTINUED)

              HOTELS/MOTELS (0.1%)
  2,174,518   CDL Hotels International Ltd.    $    948,471
                                               ------------

              LEISURE/ENTERTAINMENT (0.1%)
    906,000   Shaw Brothers Ltd.                    941,446
                                               ------------

              RETAIL/SPECIALTY (0.3%)
  1,846,000   Esprit Holdings Ltd.                1,918,222
                                               ------------
              TOTAL HONG KONG                     5,851,748
                                               ------------

              IRELAND (0.5%):
              FINANCIAL INSTITUTIONS (0.1%)
    513,900   Anglo Irish Bank Corp. PLC          1,113,320
                                               ------------

              HOUSEWARES (0.4%)
  2,455,200   Waterford Wedgewood PLC             2,683,024
                                               ------------
              TOTAL IRELAND                       3,796,344
                                               ------------

              ITALY (0.1%)
              MACHINERY & EQUIPMENT (0.1%)
    219,800   Interpump Group SPA                   979,746
                                               ------------

              JAPAN (1.7%)
              AGRICULTURAL BIOTECHNOLOGY (0.1%)
     20,700   Hokuto Corp.                          757,163
                                               ------------

              BUSINESS SERVICES (0.1%)
     37,000   SECOM TECHNO SERVICE CO. LTD.       1,066,620
                                               ------------

              COMPUTER HARDWARE (0.2%)
     88,000   Japan Digital Laboratory Co.
              Ltd.                                1,607,765
                                               ------------

              COMPUTER SOFTWARE (0.0%)
     17,000   I S B Corp.                           345,458
                                               ------------

              CONSTRUCTION & HOUSING (0.0%)
         40   CTI Engineering Co. Ltd.                  240
                                               ------------

              COSMETICS (0.1%)
     18,900   ADERANS Co. Ltd.                      877,105
                                               ------------

              DISTRIBUTION (0.2%)
     81,300   Impact 21 Co. Ltd.                  1,229,472
                                               ------------

              ENGINEERING SERVICES (0.1%)
     17,000   Meitec Corp.                          674,849
                                               ------------

              LEASE/RENTAL (0.1%)
     59,000   Diamond Lease Co. Ltd.                764,535
                                               ------------

 10              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              JAPAN (CONTINUED)
              LEISURE/ENTERTAINMENT (0.0%)
      2,000   H I S Co. Ltd.                   $     99,053
                                               ------------

              MEDICAL PRODUCTS (0.5%)
    117,000   Hitachi Medical Corp.               1,426,540
     14,000   Kawasumi Laboratories, Inc.           133,646
    190,000   Nippon Shinyaku Co. Ltd             1,930,503
                                               ------------
                                                  3,490,689
                                               ------------
              RETAIL (0.3%)
     41,000   MINISTOP CO. LTD.                     881,604
         52   Yoshinoya D&C Co. Ltd.              1,061,610
                                               ------------
                                                  1,943,214
                                               ------------
              TOTAL JAPAN                        12,856,163
                                               ------------

              NETHERLANDS (1.5%)
              COMPUTER SERVICE (0.2%)
     33,694   PinkRoccade NV*                     1,760,281
                                               ------------
              ENGINEERING SERVICES (0.3%)
     39,500   Fugro NV                            2,262,392
                                               ------------
              FOOD & BEVERAGE (0.2%)
     75,000   CSM NV                              1,481,021
                                               ------------
              HOMEBUILDING DEVELOPMENT (0.3%)
     90,865   Hunter Douglas NV                   2,469,360
                                               ------------
              HOUSEHOLD FURNISHING & APPLIANCES (0.2%)
     42,600   Beter Bed Holding NV                1,282,248
                                               ------------

              PUBLISHING (0.3%)
     83,500   N.V. Holdingsmaatschappij De
              Telegraaf                           1,921,014
                                               ------------
              TOTAL NETHERLANDS                  11,176,316
                                               ------------
              NORWAY (0.7%)
              BROADCASTING & TELEVISION (0.2%)
    240,100   P4 Radio Hele Norge ASA             1,320,240
                                               ------------
              COMPUTER SOFTWARE (0.2%)
    268,200   Merkantildata ASA                   1,383,758
                                               ------------

              HOUSEHOLD FURNISHING & APPLIANCES (0.1%)
    120,300   Ekornes ASA                         1,055,577
                                               ------------

              TELECOMMUNICATION EQUIPMENT (0.2%)
    232,600   Tandberg Television ASA*            1,347,032
                                               ------------
              TOTAL NORWAY                        5,106,607
                                               ------------

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)

              SINGAPORE (0.1%)
              FOOD & BEVERAGE (0.1%)
    580,000   Want Want Holdings Ltd.          $    556,800
                                               ------------

              SPAIN (0.6%)
              BUSINESS SERVICES (0.2%)
    131,900   Prosegur Comp Seguridad-Regd        1,548,866
                                               ------------

              FINANCIAL INSTITUTIONS (0.2%)
     33,900   Banco Pastor SA                     1,434,707
                                               ------------

              RETAIL (0.2%)
     80,900   Aldeasa SA                          1,415,286
                                               ------------
              TOTAL SPAIN                         4,398,859
                                               ------------

              SWEDEN (0.7%)
              COMPUTER HARDWARE (0.0%)
     13,330   International Business Systems
              AB                                     46,203
                                               ------------

              COMPUTER SOFTWARE (0.1%)
     87,416   Industrial & Financial Systems
              AB*                                   976,746
                                               ------------

              HEALTHCARE (0.3%)
     79,600   Nobel Biocare                       1,769,752
                                               ------------

              MEDICAL PRODUCTS (0.1%)
     73,650   Getinge Industrier AB Class B         705,369
                                               ------------

              PUBLISHING (0.2%)
     57,200   Elanders AB Class B                 1,323,904
                                               ------------
              TOTAL SWEDEN                        4,821,974
                                               ------------

              SWITZERLAND (0.9%)
              FINANCIAL INSTITUTIONS (0.3%)
        820   Bank Sarasin & Cie                  2,117,997
                                               ------------

              MEDICAL PRODUCTS (0.3%)
     11,700   Gretag Imaging Group                2,259,319
                                               ------------

              PRINTING & PUBLISHING (0.3%)
      4,960   Edipresse SA                        2,345,687
                                               ------------
              TOTAL SWITZERLAND                   6,723,003
                                               ------------

              UNITED KINGDOM (1.6%)
              CHEMICALS/SPECIALTY (0.1%)
    258,300   Victrex PLC                           848,558
                                               ------------

              COMMERCIAL SERVICES (0.3%)
  1,629,900   Corporate Services Group PLC*       2,393,483
                                               ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               11

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              UNITED KINGDOM (CONTINUED)
              CONSTRUCTION & HOUSING (0.2%)
    355,000   AMEC PLC                         $  1,007,691
                                               ------------
              LEASE/RENTAL (0.5%)
  1,209,400   Ashtead Group PLC                   1,757,675
    240,000   Northgate PLC                       1,464,245
                                               ------------
                                                  3,221,920
                                               ------------
              MEDICAL PRODUCTS (0.4%)
    287,300   SSL International PLC               3,109,849
                                               ------------

              PUBLISHING (0.1%)
     24,200   Euromoney Institutional
              Investor PLC                          862,055
                                               ------------
              TOTAL UNITED KINGDOM               11,443,556
                                               ------------
              UNITED STATES (80.5%)
              AEROSPACE/DEFENSE (1.4%)
     99,400   AAR Corp.                           1,192,800
     60,000   Alliant Techsystems, Inc.*          4,046,249
     49,700   Aviall, Inc.*                         245,394
     25,800   DONCASTERS PLC ADR*                   280,575
     22,200   Ducommun, Inc.*                       265,013
     21,000   Newport Corp.                       2,254,875
     22,000   REMEC, Inc.*                          921,250
     42,800   The B.F. Goodrich Co.               1,457,875
                                               ------------
                                                 10,664,031
                                               ------------

              AGRICULTURE (0.1%)
     42,700   Delta & Pine Land Co.               1,070,169
                                               ------------

              APPAREL (0.1%)
     51,300   Russell Corp.                       1,026,000
                                               ------------

              AUTO & AUTO PARTS (0.1%)
     48,600   Donaldson Co., Inc.                   959,850
                                               ------------
              BUSINESS SERVICES (2.6%)
     80,400   Accord Networks Ltd.                  743,700
     70,000   Apex, Inc.*                         3,062,499
     25,000   Forrester Research, Inc.            1,820,313
     43,700   IDEXX Laboratories, Inc.*             999,638
     35,700   Manpower, Inc.                      1,142,400
     97,100   Modis Professional Services,
              Inc.*                                 740,388
    123,800   Tetra Tech, Inc.*                   2,831,925
     60,500   The Corporate Executive Board
              Co.*                                3,622,437
     56,500   True North Communications, Inc.     2,486,000
     36,300   Xircom, Inc.*                       1,724,250
                                               ------------
                                                 19,173,550
                                               ------------

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              UNITED STATES (CONTINUED)
              CHEMICALS (1.7%)
     20,000   Cabot Microelectronics Corp.*    $    915,000
     42,800   Cytec Industries, Inc.*             1,056,625
    118,100   Engelhard Corp.                     2,015,081
     47,200   Minerals Technologies, Inc.         2,171,200
    246,200   Olin Corp.                          4,062,300
     54,300   OM Group, Inc.                      2,389,200
                                               ------------
                                                 12,609,406
                                               ------------

              COMMERCIAL SERVICES (0.8%)
     45,900   Macrovision Corp.*                  2,934,014
     30,500   META Group, Inc.*                     587,125
     42,800   NOVA Corp.*                         1,195,725
     22,300   SOS Staffing Services, Inc.*           68,294
     26,500   TeleTech Holdings, Inc.*              823,156
                                               ------------
                                                  5,608,314
                                               ------------

              COMMUNICATIONS & MEDIA (1.2%)
     45,400   California Amplifier, Inc.*         2,077,050
     67,500   Cinar Films, Inc.                     472,500
     55,000   Emmis Communications Corp.
              Class A                             2,275,625
     70,000   Harte-Hanks, Inc.                   1,750,000
     34,500   Lamar Advertising Co.*              1,494,281
     19,500   Meredith Corp.                        658,125
                                               ------------
                                                  8,727,581
                                               ------------

              COMPUTER HARDWARE (1.7%)
     69,300   InFocus Corp.*                      2,230,594
     40,000   Integrated Device Technology,
              Inc.*                               2,395,000
     71,000   Interlink Electronics, Inc.         2,973,124
     19,000   M-Systems Flash Disk Pioneers
              Ltd.*                               1,479,625
     71,400   Maxtor Corp.*                         754,163
     27,000   Silicon Storage Technology,
              Inc.*                               2,384,438
                                               ------------
                                                 12,216,944
                                               ------------

              COMPUTER SERVICE (2.1%)
     39,300   Analysts International Corp.          365,981
     71,900   AXENT Technologies, Inc.*           1,784,019
    101,500   Burns International Services*       1,268,750
     59,400   Ceridian Corp.                      1,429,313
     95,700   CIBER, Inc.*                        1,268,025
     70,500   IXL Enterprises, Inc.*              1,022,250
     26,400   MICROS Systems, Inc.)*                490,050
     71,600   National Data Corp.                 1,646,800
     70,000   RSA Security, Inc.*                 4,847,500
     44,100   SunGard Data Systems, Inc.*         1,367,100
                                               ------------
                                                 15,489,788
                                               ------------

 12              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              UNITED STATES (CONTINUED)
              COMPUTER SOFTWARE (3.3%)
     33,100   Advent Software, Inc.*           $  2,134,950
      2,700   AppNet, Inc.*                          97,200
     13,200   BARRA, Inc.*                          654,225
     33,000   Broadbase Software, Inc.            1,010,625
     31,800   BroadVision, Inc.)*                 1,615,838
    105,000   Dendrite International, Inc.        3,497,813
     42,800   Hyperion Solutions Corp.*           1,388,325
     23,000   ITXC Corp.*                           814,344
     22,000   Jack Henry & Associates, Inc.       1,102,750
     90,900   JDA Software Group, Inc.*           1,744,144
     28,900   Keane, Inc.*                          624,963
      6,000   Micromuse, Inc.                       992,906
     15,700   PC Connection, Inc.                   894,900
     21,700   Precise Software Solutions Ltd.       520,800
     73,100   Sybase, Inc.)*                      1,681,300
     14,300   Symantec Corp.*                       771,306
    128,000   WebTrends Corp.                     4,951,999
                                               ------------
                                                 24,498,388
                                               ------------

              CONSTRUCTION & HOUSING (0.8%)
     20,400   Coachmen Industries, Inc.             234,600
     75,000   Granite Construction, Inc.          1,837,499
     23,500   Simpson Manufacturing Co.,
              Inc.*                               1,123,594
     23,700   Southdown, Inc.                     1,368,675
     28,600   Vulcan Materials Co.                1,220,863
                                               ------------
                                                  5,785,231
                                               ------------

              CONSUMER GOODS & SERVICES (1.7%)
    119,600   Alberto-Culver Co. Class A          3,139,500
    116,700   AptarGroup, Inc.                    3,150,900
     25,997   Block Drug Co., Inc. Class A        1,099,998
     95,400   Church & Dwight Co., Inc.           1,717,200
     42,700   Matthews International Corp.
              Class A                             1,238,300
     35,000   Tupperware Corp.                      770,000
     69,000   VF Corp.                            1,643,063
                                               ------------
                                                 12,758,961
                                               ------------
              CONTAINERS (0.4%)
    175,000   American National Can Group,
              Inc.                                2,953,125
                                               ------------

              DATA PROCESSING & REPRODUCTION (0.4%)
     60,600   Fair, Issac and Co., Inc.           2,666,400
                                               ------------

              EDUCATION (0.1%)
     17,200   Learning Tree International,
              Inc.*                               1,053,500
                                               ------------

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              UNITED STATES (CONTINUED)

              ELECTRICAL EQUIPMENT (0.7%)
     80,000   Belden, Inc.                     $  2,050,000
     33,500   Electro Scientific Industries,
              Inc.                                1,475,047
     24,000   Optimal Robotics Corp.*               921,000
     36,000   SIPEX Corp.*                          996,750
                                               ------------
                                                  5,442,797
                                               ------------

              ELECTRONICS (10.1%)
     62,300   Actel Corp.*                        2,842,438
    155,500   Aeroflex, Inc.*                     7,726,405
     71,000   Alpha Industries, Inc.              3,128,438
     60,000   American Superconductor Corp.*      2,895,000
     21,200   Benchmark Electronics, Inc.*          775,125
    110,000   C-Cube Microsystems, Inc.*          2,158,750
     72,600   Cirrus Logic, Inc.*                 1,161,600
     25,200   Conexant Systems, Inc.              1,225,350
     16,000   Credence Systems Corp. (b)            883,000
     11,900   CTS Corp.                             535,500
     80,900   Dallas Semiconductor Corp.          3,296,674
     24,400   DuPont Photomasks, Inc.*            1,671,400
     79,000   Genesis Microchip, Inc.             1,412,125
    262,000   Integrated Silicon Solution,
              Inc.*                               9,955,999
     12,500   Kopin Corp.*                          865,625
     37,500   Lattice Semiconductor Corp.*        2,592,188
     75,000   Littlefuse, Inc.*                   3,674,999
     27,000   Micrel, Inc.                        1,172,813
    123,000   Oak Technology, Inc.*               2,652,188
     58,000   Plexus Corp.*                       6,553,999
     85,000   PLX Technology, Inc.*               3,527,499
     52,400   Primex Technologies, Inc.           1,152,800
     14,000   Proxim, Inc.*                       1,385,563
    160,000   Robotic Vision Systems, Inc.*       2,880,000
     29,300   Sawtek, Inc.                        1,686,581
     19,700   SBS Technologies, Inc.*               727,669
      9,400   SCI Systems, Inc.                     368,363
     64,200   Sensormatic Electronics Corp.*      1,015,163
     14,900   Technitrol, Inc.                    1,443,438
     39,000   Trimble Navigation Ltd.*            1,903,688
     20,000   Virata Corp.                        1,192,500
                                               ------------
                                                 74,462,880
                                               ------------

              FINANCIAL (6.2%)
     21,400   Affiliated Managers Group,
              Inc.*                                 973,700
     59,700   American Capital Strategies
              Ltd.                                1,425,338
    189,000   AmeriCredit Corp.*                  3,212,999
     78,100   BancWest Corp.                      1,283,769
     65,000   Bank United Corp. Class A           2,287,187
     98,600   Banknorth Group, Inc.*              1,509,813
     28,400   City National Corp.                 1,008,200
     21,400   Commerce Bancorp, Inc.                984,400
     21,500   Community First Bankshares,
              Inc.                                  350,719

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               13

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              UNITED STATES (CONTINUED)
              FINANCIAL (CONTINUED)
    143,500   Cullen/Frost Bankers, Inc.       $  3,775,843
     28,500   Dain Rauscher Corp.                 1,881,000
    100,000   First Midwest Bancorp, Inc.         2,324,999
     55,000   Golden State Bancorp, Inc.*           990,000
     47,700   Greater Bay Bancorp                 2,229,975
     31,800   Heller Financial, Inc.                651,900
     68,400   Hudson United Bancorp               1,534,725
     34,900   Investment Technology Group,
              Inc.*                               1,378,550
     25,200   Jefferies Group, Inc.                 508,725
      1,600   M & T Bank Corp.                      720,000
    302,700   Man (E D & F) Group PLC             2,433,349
     11,600   MBIA, Inc.                            558,975
     42,900   Metris Companies, Inc.              1,077,863
     65,000   North Fork Bancorporation, Inc.       983,125
     45,800   OceanFirst Financial Corp.            844,438
     40,000   Raymond James Financial               900,000
     55,000   Renaissancere Holdings Ltd.         2,395,937
     31,500   Silicon Valley Bancshares           1,342,688
    188,500   Sovereign Bancorp, Inc.             1,325,391
     61,825   Sterling Bancshares, Inc.             668,483
     18,000   Texas Regional Bancshares, Inc.
              Class                                 456,750
     59,200   Webster Financial Corp.             1,313,500
     80,000   Westamerica Bankcorp                2,090,000
                                               ------------
                                                 45,422,341
                                               ------------
              FOOD & BEVERAGE (1.5%)
     82,500   Hormel Foods Corp.                  1,387,031
     87,500   Smithfield Foods, Inc.*             2,455,469
     19,000   Suiza Foods Co.*                      928,625
    100,000   The Earthgrains Co.                 1,943,750
     75,800   Universal Foods Corp.               1,402,300
    243,200   Whitman Corp.                       3,009,600
                                               ------------
                                                 11,126,775
                                               ------------

              GAMING/HOTELS (0.3%)
     46,700   Prime Hospitality Corp.*              440,731
     70,000   Station Casinos, Inc. *             1,750,000
                                               ------------
                                                  2,190,731
                                               ------------

              GOLD MINING (0.2%)
     48,700   Newmont Mining Corp.                1,053,138
     21,400   Stillwater Mining Co.*                596,525
                                               ------------
                                                  1,649,663
                                               ------------
              HEALTHCARE (6.1%)
     38,200   Acuson Corp.*                         515,700
      5,000   Affymetrix, Inc.*                     825,625
     15,700   Alexion Pharmaceuticals, Inc.*      1,122,550

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              UNITED STATES (CONTINUED)
              HEALTHCARE (CONTINUED)
    101,500   Apria Healthcare Group, Inc.*    $  1,243,375
     23,100   Charles River Laboratories
              International, Inc.*                  512,531
     38,000   Coventry Health Care, Inc.*           506,469
     25,000   CuraGen Corp.                         951,563
     87,500   CYTYC Corp.                         4,670,312
     19,800   Datascope Corp.                       712,800
     51,900   DENTSPLY International, Inc.        1,599,169
     43,000   First Health Group Corp.*           1,410,938
    225,000   Foundation Health Systems, Inc.
              Class                               2,925,000
     82,300   Haemonetics Corp.*                  1,728,300
    142,500   Health Management Associates,
              Inc. Class A*                       1,861,406
     78,000   Hooper Holmes, Inc.                   624,000
     49,000   Invitrogen Corp.*                   3,684,952
    180,400   Mentor Corp.                        4,904,624
     37,950   Patterson Dental Co.*               1,935,450
     13,000   Protein Design Labs, Inc.*          2,144,391
     12,600   QLT PhotoTherapeutics, Inc.*          974,138
     44,000   RehabCare Group, Inc.               1,199,000
     33,600   Respironics, Inc.*                    604,800
     38,000   Sequenom, Inc.*                     1,724,250
     45,900   Sybron International Corp.*           909,394
     12,000   Techne Corp.*                       1,560,000
     52,500   Trigon Healthcare, Inc.*            2,707,031
     22,300   Universal Health Services, Inc.
              Class                               1,471,800
                                               ------------
                                                 45,029,568
                                               ------------

              HOUSEHOLD FURNISHING & APPLIANCES (0.3%)
     94,400   Industrie Natuzzi SPA ADR*          1,121,000
     23,100   Springs Industries, Inc.              743,531
                                               ------------
                                                  1,864,531
                                               ------------

              INDUSTRIAL/MISCELLANEOUS (1.5%)
    300,000   Agnico-Eagle Mines Ltd.             1,931,250
     28,600   Bowater, Inc.                       1,261,975
     44,900   Brady Corp. Class A                 1,459,250
     33,300   CUNO Inc.*                            770,063
     15,600   GSI Lumonics, Inc.*                   547,950
     42,100   Harsco Corp.                        1,073,550
     31,400   ITT Industries, Inc.                  953,775
    200,000   Titan International, Inc.           1,062,500
     32,000   Varian Semicondutor Equipment
              Associates, Inc.*                   2,010,000
                                               ------------
                                                 11,070,313
                                               ------------

              INSURANCE (2.7%)
    219,300   Annuity and Life Re (Holdings)
              Ltd.                                5,372,849
     55,000   Arthur J. Gallagher & Co.           2,309,999

 14              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              UNITED STATES (CONTINUED)
              INSURANCE (CONTINUED)
     16,400   Brown & Brown, Inc.              $    852,800
    127,700   Everest Reinsurance Holdings,
              Inc.                                4,198,137
     35,600   FBL Financial Group, Inc. Class
              A                                     560,700
    118,700   Mutual Risk Management Ltd.         2,054,994
     34,200   PartnerRe Ltd.                      1,211,963
     13,700   Scor ADR                              594,238
     46,300   Scottish Annuity & Life
              Holdings Ltd.                         387,763
     44,100   StanCorp Financial Group, Inc.      1,416,713
     60,300   W. R. Berkley Corp.                 1,130,625
                                               ------------
                                                 20,090,781
                                               ------------

              LEASE/RENTAL (0.2%)
     76,700   United Rentals, Inc.*               1,313,488
                                               ------------
              MACHINERY & CAPITAL GOODS (2.3%)
     43,500   Dionex Corp.*                       1,163,625
    110,300   Flowserve Corp.                     1,661,394
     31,400   Gardner Denver, Inc.*                 561,275
     52,800   IDEX Corp.                          1,666,500
     90,300   Kaydon Corp.                        1,896,300
     36,500   Oshkosh Truck Corp.                 1,304,875
    110,100   Roper Industries, Inc.              2,821,312
    137,500   Semitool, Inc.                      2,380,469
     32,100   Tidewater, Inc.                     1,155,600
     57,610   Zebra Technologies Corp. Class
              A*                                  2,552,843
                                               ------------
                                                 17,164,193
                                               ------------

              OFFICE EQUIPMENT & SUPPLIES (0.5%)
     70,700   United Stationers, Inc.*            2,288,913
    112,600   Wallace Computer Services, Inc.     1,111,925
                                               ------------
                                                  3,400,838
                                               ------------
              OIL & GAS (8.9%)
     36,100   Cabot Oil & Gas Corp. Class A         764,869
     19,400   Cal Dive International, Inc.*       1,051,238
    109,400   Cross Timbers Oil Co.               2,420,475
    314,700   Global Industries Ltd.*             5,939,962
    650,000   Grey Wolf, Inc.*                    3,250,000
     19,400   Helmerich & Payne, Inc.               725,075
    462,800   Key Energy Services, Inc.*          4,454,449
     70,000   Kinder Morgan, Inc.                 2,419,375
    262,000   Marine Drilling Cos., Inc.*         7,335,999
    126,000   McMoRan Exploration Co.*            2,079,000
     13,900   Montana Power Co.                     490,844
     59,600   Nabors Industries, Inc.*            2,477,125
    122,052   National-Oilwell, Inc.*             4,012,460
     31,700   New Jersey Resources Corp.          1,206,581
     28,000   Newfield Exploration Co.*           1,095,500
     27,300   Noble Affiliates, Inc.              1,016,925

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              UNITED STATES (CONTINUED)
              OIL & GAS (CONTINUED)
     15,000   NUI Corp.                        $    405,000
     90,100   Oceaneering International,
              Inc.*                               1,711,900
     43,500   Offshore Logistics, Inc.*             625,313
     54,700   Pride International, Inc.*          1,353,825
     89,800   Questar Corp.                       1,739,875
     88,000   Rowan Cos., Inc.*                   2,673,000
     30,100   Santa Fe International Corp.        1,051,619
      9,300   Smith International, Inc.*            677,156
     55,000   Stone Energy Corp.*                 3,286,250
     51,600   Swift Energy Co.*                   1,464,150
     83,000   Trico Marine Services, Inc.*        1,058,250
    215,000   Unit Corp.*                         2,902,500
    125,700   UTI Energy Corp.*                   5,043,712
     31,100   Varco International, Inc.*            723,075
                                               ------------
                                                 65,455,502
                                               ------------

              PHARMACEUTICALS (4.2%)
     45,000   Alkermes, Inc.*                     2,120,625
     52,000   Alpharma, Inc. Class A              3,237,000
     67,400   AmeriSource Health Corp. Class
              A*                                  2,089,400
     57,000   Andrx Corp.                         3,643,547
     40,650   Barr Laboratories, Inc.             1,821,628
     90,000   Duane Reade, Inc.*                  2,317,500
     25,500   Emisphere Technologies, Inc.*       1,086,539
     11,300   Incyte Genomics, Inc.                 928,719
     20,000   Maxim Pharmaceuticals, Inc.         1,027,500
     36,100   Medicis Pharmaceutical Corp.
              Class A*                            2,057,700
      9,000   Millenium Pharmaceuticals, Inc.     1,006,875
     32,200   Neose Technologies, Inc.*           1,354,413
     36,500   OSI Pharmaceuticals, Inc.*          1,051,656
     48,200   The Cooper Companies, Inc.          1,753,275
      6,100   Thoratec Laboratories Corp.*           98,744
    135,000   Titan Pharmaceuticals, Inc.*        5,804,999
                                               ------------
                                                 31,400,120
                                               ------------

              PRINTING & PUBLISHING (0.6%)
     59,100   R.H. Donnelley Corp.*               1,145,063
     82,600   Valassis Communications, Inc.*      3,149,125
                                               ------------
                                                  4,294,188
                                               ------------

              PUBLISHING (0.2%)
     28,900   Harcourt General, Inc.              1,571,438
                                               ------------

              REAL ESTATE INVESTMENT/MANAGEMENT (1.3%)
     22,400   Avalonbay Communities, Inc.           935,200
     59,000   Jones Lang LaSalle, Inc.*             789,125
     64,000   Liberty Property Trust              1,660,000
     53,500   Mack-Cali Realty Corp.              1,374,281
     71,400   Pacific Gulf Properties, Inc.       1,789,463

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               15

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              UNITED STATES (CONTINUED)
              REAL ESTATE INVESTMENT/MANAGEMENT (CONTINUED)
     78,500   Prentiss Properties Trust        $  1,884,000
     57,100   Simon Property Group, Inc.          1,266,906
                                               ------------
                                                  9,698,975
                                               ------------

              RETAIL (4.0%)
     69,700   99 Cents Only Stores                2,779,287
     25,600   AnnTaylor Stores Corp.*               848,000
     26,800   Black Box Corp.*                    2,121,806
     84,700   Brinker International, Inc.*        2,477,475
    213,900   Charming Shoppes, Inc.*             1,089,553
     91,500   Claire's Stores, Inc.               1,761,375
     24,500   Factory 2-U Stores, Inc. *            926,406
     79,700   Family Dollar Stores, Inc.          1,559,131
     36,000   Footstar, Inc.*                     1,197,000
     66,000   Genesco, Inc.*                      1,060,125
     61,700   Linen 'n Things, Inc.               1,673,613
     43,400   Payless ShoeSource, Inc.*           2,224,250
     91,000   Pier 1 Imports, Inc.                  887,250
     83,000   Ruddick Corp.                         980,438
     44,000   ShopKo Stores, Inc.*                  676,500
     64,700   Signet Group PLC ADR                1,568,975
     67,000   Stein Mart, Inc.*                     686,750
    178,100   Venator Group, Inc.*                1,825,525
    105,000   Whitehall Jewellers, Inc.           1,955,625
     27,000   Whole Foods Market, Inc.*           1,115,438
                                               ------------
                                                 29,414,522
                                               ------------

              STEEL (0.5%)
     29,300   Lone Star Technologies, Inc.*       1,355,125
     65,000   Maruichi Steel Tube Ltd.              826,311
     63,750   Reliance Steel & Aluminum Co.       1,219,219
                                               ------------
                                                  3,400,655
                                               ------------

              TECHNOLOGY (1.1%)
     39,700   CACI International, Inc. Class
              A*                                    774,150
     41,000   Coherent, Inc.*                     3,438,875
     27,700   Electronics For Imaging, Inc.*        701,156
     26,200   Kronos, Inc.*                         681,200
     35,700   Litton Industries, Inc.             1,499,400
     34,400   VerticalNet, Inc.                   1,270,650
                                               ------------
                                                  8,365,431
                                               ------------
              TELECOMMUNICATION EQUIPMENT (3.8%)
     55,000   Advanced Fibre Communications,
              Inc.*                               2,492,188
     46,000   Andrew Corp.*                       1,543,875

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              UNITED STATES (CONTINUED)
              TELECOMMUNICATION EQUIPMENT (CONTINUED)
     66,000   Aware, Inc.                      $  3,374,250
     49,400   Davox Corp. *                         639,113
    175,000   Digital Microwave Corp.*            6,671,874
     42,200   Harris Corp.                        1,382,050
     24,000   Pinnacle Holdings, Inc.*            1,296,000
     21,000   Polycom, Inc.*                      1,975,969
     36,000   Powerwave Technologies, Inc.        1,584,000
     96,000   SpectraLink Corp.*                  1,404,000
     35,000   SymmetriCom, Inc.*                    883,750
     99,000   Tekelec*                            4,770,562
                                               ------------
                                                 28,017,631
                                               ------------

              TELECOMMUNICATIONS (1.6%)
     34,000   AirGate PCS, Inc.*                  1,787,125
     21,900   CTC Communications Group, Inc.        788,400
     21,200   Intermedia Communications,
              Inc.*                                 630,700
     40,000   L-3 Communications Holdings,
              Inc.                                2,282,500
     22,000   Natural Microsystems Corp.*         2,473,625
     45,000   TranSwitch Corp.                    3,473,438
                                               ------------
                                                 11,435,788
                                               ------------

              TRANSPORTATION (2.0%)
     42,400   Atlas Air, Inc.*                    1,521,100
     63,600   Circle International Group,
              Inc.                                1,597,950
     51,300   Expeditors International of
              Washington, Inc.                    2,436,750
     96,200   Kirby Corp.*                        2,044,250
    136,800   Newport News Shipbuilding, Inc.     5,027,400
     60,000   SkyWest, Inc.                       2,223,750
                                               ------------
                                                 14,851,200
                                               ------------

              UTILITIES (1.2%)
     28,600   American States Water Co.             850,850
     53,500   Artesyn Technologies, Inc.*         1,487,969
     40,000   Cleco Corp.                         1,340,000
     64,200   IDACORP, Inc.                       2,070,450
     85,000   SCANA Corp.                         2,050,625
     39,900   Washington Gas Light Co.              960,094
                                               ------------
                                                  8,759,988
                                               ------------
              TOTAL UNITED STATES               594,155,575
                                               ------------
              TOTAL COMMON STOCKS
              (cost $584,098,529)               681,713,145
                                               ------------

 16              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
  PRINCIPAL   SECURITY                            VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENT (5.1%)
$37,750,000   Fifth Third Bank, 6.47%,
              7/03/00, Collateralized by
              $7,501,000 FNMB Pool #313525,
              7.50%, 05/01/12, $19,046,000
              FNMB Pool #303741, 7.00%,
              02/01/11, $6,594,000 FNMB Pool
              #505087, 6.50%, 03/01/29, and
              $6,261,000 FHARM Pool #785445,
              7.02%, 10/01/25, Market value
              $38,505,000 (cost $37,750,000)   $ 37,750,000
                                               ------------
              TOTAL REPURCHASE AGREEMENT         37,750,000
                                               ------------

              U.S. GOVERNMENT OBLIGATIONS (1.9%)
    195,000   U.S. Treasury Bill, 5.63%,
              7/13/00                               194,612
    175,000   U.S. Treasury Bill, 5.82%,
              8/03/00                               174,108
    647,000   U.S. Treasury Bill, 6.24%,
              8/17/00                               642,361
    228,000   U.S. Treasury Bill, 5.88-5.90%,
              8/24/00                               226,120
  3,114,000   U.S. Treasury Bill, 5.51-5.67%,
              8/31/00                             3,085,370
    177,000   U.S. Treasury Bill, 5.72%,
              9/07/00                               175,157
    871,000   U.S. Treasury Bill, 5.63-5.82%,
              9/14/00                               860,986
  8,458,000   U.S. Treasury Bill, 5.65-5.74%,
              10/5/00                             8,331,232
                                               ------------
              TOTAL U.S. GOVERNMENT
              OBLIGATIONS
              (cost $13,687,251)                 13,689,946
                                               ------------

              COMMERCIAL PAPER (1.5%)
  2,000,000   Ford Motor Credit, 6.71%
              07/03/00                            1,998,882
  3,000,000   Hertz Corp, 6.82%, 07/05/00         2,997,158
  6,304,000   Textron Inc., 6.97%, 07/05/00       6,297,897
                                               ------------
              TOTAL COMMERCIAL PAPER
              (cost $11,296,099)                 11,293,937
                                               ------------

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------

              WARRANT (0.0%)
              SINGAPORE (0.0%)
              FOOD & BEVERAGE (0.0%)
     58,000   Want Want Holdings Ltd.,
              expiring 10/24/04                $     19,720
                                               ------------
              TOTAL WARRANT
              (cost $24,238)                         19,720
                                               ------------
              TOTAL INVESTMENTS
              (cost $646,856,117)              $744,466,748
                                               ============

-------------------------------------------------------

* Denotes a non-income producing security.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

The abbreviations in the above statement stand for the following:

    AB     Aktiebolag (Swedish stock company)
    ADR    American Depositary Receipt
    AG     Aktiengesellschaft (Austrian or German
           stock company)
    ASA    Limited (Norwegian)
    FHARM  Freddie Mac Adjustable Rate Mortgage
    FNMB   Federal National Mortgage Bank
    NV     Naamloze Vennootschap (Dutch corporation)
    OYJ    Limited (Finnish)
    PLC    Public Limited Company (British or Irish )
    SA     Societe Anonyme (French or Swiss
           corporation)
    SA     Sociedad Anonima (Portuguese or Spanish
           corporation)
    SPA    Societa per Azioni (Italian corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               17

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                  INCOME FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             ASSET-BACKED SECURITIES (4.4%)
$  170,000   Discover Card Master Trust I,
             Series 1999-4, Class A, 5.65%,
             11/16/04                            $  165,411
   145,000   Prime Credit Card Master Trust,
             6.75%, 11/15/05                        143,370
   110,000   Standard Credit Card Master Trust,
             8.25%, 11/07/03, Series 1994-4,
             Class A                                111,236
                                                 ----------
             TOTAL ASSET-BACKED SECURITIES
             (cost $428,569)                        420,017
                                                 ----------

             CORPORATE BONDS (10.2%)
             FINANCIAL SERVICES (4.4%)
   100,000   Countrywide Home Loan, Inc.,
             6.85%, 06/15/04                         97,484
   100,000   General Motors Corp., 7.40%,
             09/01/25                                93,602
   100,000   Household Financial Corp., 6.50%,
             11/15/08                                90,711
   100,000   Morgan Stanley Group, 6.875%,
             03/01/07                                94,247
    50,000   Northwest Corp., 8.15%, 11/01/01        50,560
                                                 ----------
                                                    426,604
                                                 ----------

             INSURANCE (1.1%)
   100,000   Allstate Corp., 7.875%, 05/01/05       100,811
                                                 ----------
             LEASE/RENTAL (0.9%)
   100,000   Hertz Corp., 6.25%, 03/15/09            89,529
                                                 ----------

             OIL & GAS (0.5%)
    50,000   Williams Companies, Inc., 6.125%,
             02/01/01                                49,704
                                                 ----------

             RETAIL (0.2%)
    20,000   Sears Roebuck Acceptance, 6.38%,
             11/21/01                                19,692
                                                 ----------

             TELECOMMUNICATIONS (0.5%)
    50,000   MCI Worldcom, Inc., 6.125%,
             08/15/01                                49,367
                                                 ----------
             UTILITIES (2.6%)
   100,000   Noram Energy Corp., 6.375%
             11/01/03, Variable and Callable         95,477
   100,000   Pacific Gas & Electric, 7.875%,
             03/01/02                               101,069
    55,000   Public Service Company of
             Colorado, 6.00%, 04/15/03               53,240
                                                 ----------
                                                    249,786
                                                 ----------
             TOTAL CORPORATE BONDS
             (cost $1,035,756)                      985,493
                                                 ----------

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY
             LONG-TERM OBLIGATIONS (82.0%)
             FEDERAL HOME LOAN BANK (2.9%)
$  300,000   5.125%, 09/15/03                    $  284,360
                                                 ----------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.0%)
   100,000   6.625%, 09/15/09                        96,440
                                                 ----------

             U.S. TREASURY BONDS (1.5%)
   150,000   6.00%, 02/15/26                        146,625
                                                 ----------

             U.S. TREASURY NOTES (76.6%)
   250,000   5.125%, 08/31/00                       249,531
   110,000   4.50%, 09/30/00                        109,519
   600,000   6.125%, 09/30/00                       600,000
   133,000   6.25%, 04/30/01                        132,751
 1,545,000   6.50%, 05/31/02                      1,545,965
   580,000   5.75%, 08/15/03                        570,032
   105,000   7.25%, 05/15/04                        108,248
   400,000   7.25%, 08/15/04                        413,375
   485,000   6.50%, 05/15/05                        490,305
   275,000   6.50%, 08/15/05                        277,922
   750,000   7.00%, 07/15/06                        776,954
   355,000   6.50%, 10/15/06                        358,994
   795,000   6.13%, 08/15/07                        790,279
   255,000   4.75%, 11/15/08                        231,572
   744,000   6.00%, 08/15/09                        737,955
                                                 ----------
                                                  7,393,402
                                                 ----------
             TOTAL U.S. GOVERNMENT AND AGENCY
             LONG-TERM OBLIGATIONS
             (cost $8,035,578)                    7,920,827
                                                 ----------

             REPURCHASE AGREEMENT (1.9%)
             REPURCHASE AGREEMENT (1.9%)
   183,000   Fifth Third Bank, 6.47%, 07/03/00,
             Collateralized by $35,000 FHLMC
             Gold Pool #E71486, 7.00%,
             01/01/13, and $146,400 FHARM Pool
             #610909, 7.835%, 03/01/28, market
             value $186,660 (cost $183,000)         183,000
                                                 ----------
             TOTAL INVESTMENTS
             (cost $9,682,903)                   $9,509,337
                                                 ==========

-------------------------------------------------------

The abbreviation in the above statement stands for the following:

  FHARM      Freddie Mac Adjustable Rate Mortgage
  FHLMC      Federal Home Loan Mortgage Corporation


Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 18              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             STRATEGIC GROWTH FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (96.9%)
              BANKS (2.5%)
     22,000   Bank of New York Co., Inc.       $  1,023,000
     33,500   Northern Trust Corp.                2,179,594
     22,500   State Street Corp.                  2,386,406
                                               ------------
                                                  5,589,000
                                               ------------
              BIOTECHNOLOGY (2.3%)
     36,100   Chiron Corp.*                       1,714,750
     50,000   PE Corp. - PE Biosystems Group      3,293,750
                                               ------------
                                                  5,008,500
                                               ------------

              COMMUNICATION EQUIPMENT (0.9%)
     40,000   Conexant Systems, Inc.*             1,945,000
                                               ------------

              COMPUTER DATA SECURITY (4.2%)
      7,000   Check Point Software
              Technologies                        1,482,250
     33,500   SanDisk Corp.*                      2,049,781
     14,513   VeriSign, Inc.*                     2,561,456
     28,500   VERITAS Software Corp.*             3,220,946
                                               ------------
                                                  9,314,433
                                               ------------
              COMPUTER EQUIPMENT (1.0%)
     12,500   Network Appliance, Inc.*            1,006,250
     44,000   Visual Networks, Inc. *             1,254,000
                                               ------------
                                                  2,260,250
                                               ------------

              COMPUTER SOFTWARE & SERVICES (8.6%)
     41,000   BEA Systems, Inc.*                  2,026,938
     12,000   Business Objectives SA ADR          1,057,500
     39,000   Cerner Corp.*                       1,062,750
     55,000   First Data Corp.                    2,729,375
     12,150   i2 Technologies, Inc.*              1,266,827
     80,000   Intuit, Inc.*                       3,309,999
     45,500   Radioshack Corp.                    2,155,563
     46,000   Sungard Data Systems *              1,426,000
     26,000   TIBCO Software, Inc.*               2,788,094
     26,000   Verity, Inc.*                         988,000
                                               ------------
                                                 18,811,046
                                               ------------

              ELECTRONICS (20.1%)
     35,000   Analog Devices, Inc.*               2,660,000
     44,500   Andrew Corp.*                       1,493,531
     41,700   Applied Micro Circuits Corp.*       4,117,874
     51,500   Celestica, Inc.*                    2,555,688
     25,000   Credence Systems Corp.*             1,379,688
     46,500   Flextronics International Ltd.*     3,193,968
     72,000   Gemstar International Group
              Ltd.*                               4,424,624
     49,500   KLA-Tencor Corp.*                   2,898,844
     41,500   LSI Logic Corp.*                    2,246,188
     63,000   Micron Technology, Inc.*            5,547,937
     51,500   Montana Power Co.                   1,818,594

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS (CONTINUED)
     35,000   National Semiconductor Corp.*    $  1,986,250
     10,000   PMC-Sierra, Inc.*                   1,776,875
     11,000   Sycamore Networks, Inc.*            1,214,125
     21,000   Teradyne, Inc.*                     1,543,500
     28,500   TriQuint Semiconductor, Inc.*       2,727,094
     35,000   Vitesse Semiconductor*              2,574,688
                                               ------------
                                                 44,159,468
                                               ------------

              FINANCIAL (12.8%)
     39,000   A.G. Edwards, Inc.*                 1,521,000
     40,000   Capital One Financial Corp.         1,785,000
     34,500   Comerica, Inc.                      1,548,188
     53,000   Countrywide Credit Industries,
              Inc.                                1,606,563
     37,000   Donaldson Lufkin & Jenrette,
              Inc.                                1,570,188
     56,000   Golden West Financial Corp.         2,285,500
     35,000   Goldman Sachs Group, Inc.*          3,320,625
     54,000   Legg Mason, Inc.                    2,700,000
     40,500   Lehman Brothers Holdings, Inc.      3,829,780
     33,000   Paine Webber Group, Inc.            1,501,500
    142,000   Schwab (Charles) Corp.              4,774,749
     58,000   Washington Mutual, Inc.             1,674,750
                                               ------------
                                                 28,117,843
                                               ------------

              HEALTHCARE (6.8%)
     43,000   Amerisource Health Corp.,
              Class A*                            1,333,000
     46,500   Elan Corp. PLC ADR*                 2,252,344
     22,000   Express Scripts, Inc., Class A*     1,366,750
    163,000   Health Management Associates,
              Inc.,
              Class A*                            2,129,188
    200,000   HealthSouth Corp.*                  1,437,500
     92,500   McKesson HBOC, Inc.                 1,936,719
     19,500   Sepracor, Inc.*                     2,352,187
     25,500   UnitedHealth Group, Inc.            2,186,625
                                               ------------
                                                 14,994,313
                                               ------------

              INSURANCE (0.6%)
     48,400   ACE Ltd.                            1,355,200
                                               ------------

              INTERNET (6.8%)
     10,000   Ariba, Inc.*                          980,469
     28,000   Broadvision, Inc.*                  1,422,750
     62,000   Exodus Communications, Inc.*        2,855,875
     52,500   InfoSpace, Inc.*                    2,900,625
     31,500   Internet Capital Group, Inc.*       1,165,992
     15,000   Phone.com, Inc.*                      976,875
     32,000   S1 Corp.*                             746,000
     92,000   USinternetworking, Inc.*            1,880,250
     40,500   Vignette Corp.*                     2,106,633
                                               ------------
                                                 15,035,469
                                               ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               19

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             STRATEGIC GROWTH FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              MEDICAL (2.6%)
     15,000   Genentech, Inc.*                 $  2,580,000
    108,500   VISX, Inc.*                         3,044,781
                                               ------------
                                                  5,624,781
                                               ------------

              OIL & GAS (8.8%)
     44,500   BJ Services Co.*                    2,781,250
     37,500   Cooper Cameron Corp.*               2,475,000
     74,000   Diamond Offshore Drilling, Inc.     2,599,250
    100,500   ENSCO International, Inc.           3,599,156
    106,500   Noble Drilling Corp.*               4,386,469
     47,000   Smith International, Inc.*          3,422,188
                                               ------------
                                                 19,263,313
                                               ------------

              RAILROADS (0.8%)
     19,500   Kansas City Southern
              Industries, Inc.                    1,729,406
                                               ------------

              RETAIL (4.6%)
     45,000   Best Buy Co., Inc.*                 2,846,250
     40,500   Kohl's Corp.*                       2,252,813
    169,500   Pier 1 Imports, Inc.                1,652,625
     49,000   Tiffany & Co.                       3,307,500
                                               ------------
                                                 10,059,188
                                               ------------

              SEMICONDUCTORS (1.0%)
     24,500   Integrated Device Technology,
              Inc.*                               1,466,937
     11,000   Varian Semiconductor Equipment
              Associates., Inc.*                    690,938
                                               ------------
                                                  2,157,875
                                               ------------

              TECHNOLOGY (1.4%)
     32,500   Comverse Technology, Inc.           3,022,500
                                               ------------

              TELECOMMUNICATIONS (10.3%)
     42,000   American Tower Corp.*               1,750,875
     24,400   Copper Mountain Networks, Inc.*     2,150,250
     28,500   E-Tek Dynamics, Inc.*               7,518,656
     33,000   Scientific-Atlanta, Inc.            2,458,500
     43,500   Tekelec*                            2,096,156
     18,000   Terayon Communication Systems,
              Inc.*                               1,156,219
     39,500   US Cellular Corp.*                  2,488,500
     26,000   VoiceStream Wireless Corp.*         3,023,719
                                               ------------
                                                 22,642,875
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)

              TELEVISION BROADCASTING (0.8%)
     18,000   Univision Communications, Inc.*  $  1,863,000
                                               ------------
              TOTAL COMMON STOCK
              (cost $195,143,957)               212,953,460
                                               ------------

-----------------------------------------------------------
  PRINCIPAL   SECURITY                            VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENT (5.9%)
              REPURCHASE AGREEMENT (5.9%)
$13,074,000   Fifth Third Bank, 6.47%,
              07/03/00, Collateralized by
              $13,677,000 FHARM Pool #786902,
              5.75%, 10/01/29, market value
              $13,335,480 (cost $13,074,000)   $ 13,074,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $208,217,957)              $226,027,460
                                               ============

-------------------------------------------------------

* Denotes a non-income producing security

The abbreviations in the above statement stand for the following:

    ADR      American Depositary Receipt
  FHARM      Freddie Mac Adjustable Rate Mortgage
    PLC      Public Limited Company (Irish)
    SA       Societe Anonyme (French)

Portfolio holding percentages represent market values as a percentage of net assets.

See accompanying notes to financial statements.

 20              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              STRATEGIC VALUE FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES      SECURITY                               VALUE
-----------------------------------------------------------
            COMMON STOCK (96.6%)
            AIRLINES (3.5%)
  20,500    Federal Express Corp.*              $   779,000
                                                -----------
            AUTO PARTS & EQUIPMENT (5.6%)
  17,500    BorgWarner Automotive, Inc.             614,688
  30,100    Dana Corp.                              637,743
                                                -----------
                                                  1,252,431
                                                -----------

            BANKS (12.1%)
  14,800    Bank of America Corp.                   636,400
  21,100    Mellon Financial Corp.                  768,830
  14,850    The Chase Manhattan Corp.               684,028
  16,700    Wells Fargo Co.                         647,125
                                                -----------
                                                  2,736,383
                                                -----------

            BUILDING PRODUCTS (3.5%)
  33,300    Royal Group Technologies Ltd, ADR       795,038
                                                -----------

            COMPUTER SOFTWARE & SERVICES (4.0%)
  44,500    Cadence Design Systems, Inc.*           906,688
                                                -----------
            CONSTRUCTION MATERIALS (2.8%)
  29,500    Lafarge Corp.                           619,500
                                                -----------

            DRUGS (4.0%)
  15,100    ALZA Corp.*                             892,788
                                                -----------
            ELECTRONICS (5.2%)
  18,350    Arrow Electronics, Inc.*                568,850
  10,200    Avnet, Inc.                             604,350
                                                -----------
                                                  1,173,200
                                                -----------

            FINANCIAL (2.8%)
  12,000    Fannie Mae                              626,250
                                                -----------

            HEALTHCARE (15.0%)
  13,000    American Home Products Corp.            763,750
  28,000    ICN Pharmaceuticals, Inc.               778,750
  27,900    Mylan Laboratories, Inc.                509,175
  53,200    Omnicare, Inc.                          482,125
  17,100    Schering-Plough Corp.*                  863,549
                                                -----------
                                                  3,397,349
                                                -----------

            HOTELS & CASINOS (0.6%)
   6,100    Harrah's Entertainment, Inc.*           127,719
                                                -----------

            HOUSEHOLD FURNISHING & APPLIANCES (3.5%)
  21,200    Maytag Corp.                            781,750
                                                -----------

-----------------------------------------------------------
SHARES      SECURITY                               VALUE
-----------------------------------------------------------
            COMMON STOCK (CONTINUED)

            INSURANCE (6.3%)
  20,100    PartnerRe Ltd.                      $   712,294
  11,400    The Chubb Corp.                         701,100
                                                -----------
                                                  1,413,394
                                                -----------

            INVESTMENT MANAGEMENT (3.2%)
  23,400    Franklin Resources, Inc.                710,775
                                                -----------

            IRON & STEEL (3.2%)
  55,400    UCAR International, Inc.*               723,663
                                                -----------

            OIL & GAS (3.0%)
  30,200    Conoco, Inc. Class A                    664,400
                                                -----------

            RAILROADS (3.3%)
  25,800    Canadian National Railway Co.           753,038
                                                -----------

            RETAIL (7.5%)
  33,900    Family Dollar Stores, Inc.              663,168
  66,300    Office Depot, Inc.*                     414,375
  25,300    The May Department Stores Co.           607,200
                                                -----------
                                                  1,684,743
                                                -----------

            TELECOMMUNICATIONS/CELLULAR (7.5%)
  11,700    ALLTEL Corp.                            724,669
  26,700    ECI Telecom Ltd.                        954,525
                                                -----------
                                                  1,679,194
                                                -----------
            TOTAL COMMON STOCK
            (cost $21,676,140)                   21,717,303
                                                -----------

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENT (3.5%)
$776,000    Fifth Third Bank, 6.47%, 07/03/00,
            Collateralized by $759,000 FNARM
            Pool #409855, 8.219%, 03/01/28,
            market value $791,520 (cost
            $776,000)                           $   776,000
                                                -----------
            TOTAL INVESTMENTS
            (Cost $22,452,140)                  $22,493,303
                                                ===========

-------------------------------------------------------

*  Denotes a non-income producing security

   The abbreviations in the above statement stand for the following:

    ADR      American Depositary Receipt
  FNARM      Fannie Mae Adjustable Rate Mortgage


Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               21

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES       SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (60.0%)
             AUTOMOBILES (1.2%)
    11,800   Ford Motor Co.                     $   507,400
     1,545   Visteon Corp.                           18,733
                                                -----------
                                                    526,133
                                                -----------

             BANKS (3.0%)
     7,218   Bank of America Corp.                  310,374
    12,900   Mellon Financial Corp.                 470,044
    12,000   The Chase Manhattan Corp.              552,750
                                                -----------
                                                  1,333,168
                                                -----------

             CHEMICALS/DIVERSIFIED (1.7%)
     8,000   Air Products & Chemicals, Inc.         246,500
    11,234   E.I. du Pont de Nemours and Co.        491,488
                                                -----------
                                                    737,988
                                                -----------

             COMMUNICATION EQUIPMENT (5.2%)
     4,700   Corning, Inc.                        1,268,413
     4,800   JDS Uniphase Corp.*                    575,400
     5,400   RF Micro Devices, Inc.*                473,175
                                                -----------
                                                  2,316,988
                                                -----------
             COMPUTER/HARDWARE (6.9%)
    12,696   Apple Computer, Inc.*                  664,953
    12,044   EMC Corp.*                             926,634
     4,000   International Business Machines
             Corp.                                  438,250
     2,900   Lexmark International Group,
             Inc., Class A*                         195,025
     9,300   Sun Microsystems, Inc.*                845,719
                                                -----------
                                                  3,070,581
                                                -----------
             COMPUTER SOFTWARE & SERVICES (2.6%)
    11,000   Cisco Systems, Inc.*                   699,188
     5,900   Microsoft Corp.*                       472,000
                                                -----------
                                                  1,171,188
                                                -----------
             CONSUMER FINANCE (2.4%)
    17,750   Citigroup, Inc.                      1,069,438
                                                -----------

             ELECTRICAL EQUIPMENT (3.9%)
    20,900   General Electric Co.                 1,107,700
    13,600   Koninklijke Philips Electronics
             NV ADR                                 646,000
                                                -----------
                                                  1,753,700
                                                -----------

             ELECTRONICS (1.4%)
     4,700   Intel Corp.                            628,331
                                                -----------

             ENTERTAINMENT (1.0%)
    11,300   The Walt Disney Co.                    438,581
                                                -----------

-----------------------------------------------------------
SHARES       SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (CONTINUED)

             FOOD & BEVERAGE (1.2%)
    14,100   General Mills, Inc.                $   539,325
                                                -----------

             HEALTHCARE (7.5%)
    13,100   Abbott Laboratories                    583,769
     6,100   Baxter International, Inc.             428,906
    15,700   Bristol-Myers Squibb Co.               914,525
    19,925   Pfizer, Inc.                           956,399
     9,600   Schering-Plough Corp.*                 484,800
                                                -----------
                                                  3,368,399
                                                -----------

             INSURANCE (1.6%)
    16,400   The Allstate Corp.                     364,900
     5,500   Chubb Corp.                            338,250
                                                -----------
                                                    703,150
                                                -----------

             INSURANCE BROKERS (1.2%)
     4,950   Marsh & McLennan Cos., Inc.            516,966
                                                -----------

             INVESTMENT MANAGEMENT (3.4%)
     5,200   Merrill Lynch & Co., Inc.              598,000
    10,700   Morgan Stanley Dean Witter & Co.       890,775
                                                -----------
                                                  1,488,775
                                                -----------

             OIL & GAS (6.5%)
     8,600   BP Amoco PLC ADR                       486,438
     4,600   Chevron Corp.                          390,138
    19,314   Conoco, Inc.                           474,400
    10,200   Enron Corp.                            657,899
    11,008   Exxon Mobil Corp.                      864,127
                                                -----------
                                                  2,873,002
                                                -----------

             PRINTING & PUBLISHING (1.1%)
    12,100   The New York Times Co., Class A        477,950
                                                -----------

             REAL ESTATE INVESTMENT/MANAGEMENT (0.4%)
     3,800   Post Properties, Inc., REIT            167,200
                                                -----------

             RETAIL (2.3%)
    10,610   Home Depot, Inc.                       529,837
     8,800   Wal-Mart Stores, Inc.                  507,100
                                                -----------
                                                  1,036,937
                                                -----------

 22              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
SHARES       SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (CONTINUED)
             TELECOMMUNICATIONS (5.5%)
    44,800   AT&T Liberty Media Group*          $ 1,086,400
     7,400   Metromedia Fiber Networks, Inc.,
             DECS                                   507,825
    17,300   Nokia Corp., ADR                       863,919
                                                -----------
                                                  2,458,144
                                                -----------
             TOTAL COMMON STOCK
             (cost $22,428,278)                  26,675,944
                                                -----------
-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             CONVERTIBLE BONDS (23.2%)
             SERVICES/ADVERTISING & MARKETING (0.9%)
$  150,000   Omnicom Group, 2.25%, 01/06/13     $   274,875
    40,000   Omnicom Group, 4.25%, 01/03/07         112,150
                                                -----------
                                                    387,025
                                                -----------
             COMMUNICATION EQUIPMENT (1.6%)
   635,000   Juniper Networks, Inc., 4.75%,
             03/15/07                               691,356
                                                -----------

             COMPUTER SOFTWARE & SERVICES (4.4%)
    35,000   America Online, Inc., 4.00%,
             11/15/02                               281,663
   250,000   Exodus Communications, Inc.,
             4.75%, 07/15/08                        356,250
   385,000   Exodus Communications, Inc.,
             4.75%, 07/15/08**                      548,625
   245,000   Veritas Software, 1.856%,
             08/13/06                               770,831
                                                -----------
                                                  1,957,369
                                                -----------
             COMPUTERS/HARDWARE (0.3%)
   110,000   ASM Lithography Holding NV,
             4.25%, 11/30/04**                      146,575
                                                -----------
             DRUGS (1.2%)
   585,000   Roche Holdings, Inc., 0.00%,
             01/19/15                               525,038
                                                -----------

             ELECTRONICS/SEMICONDUCTORS (6.6%)
   155,000   Conexant Systems, Inc., 4.00%,
             02/01/07                               121,094
   140,000   Cypress Semiconductor Corp.,
             3.75%, 07/01/05                        135,975
    85,000   Cypress Semiconductor Corp.,
             6.00%, 10/01/02                        150,663
   110,000   LSI Logic Corp., 4.25%, 03/15/04       385,962
    90,000   LSI Logic Corp., 4.25%,
             03/15/04**                             315,788
   310,000   Sanmina Corp., 4.25%, 05/01/04         618,449
   350,000   SCI Systems, Inc., 3.00%,
             03/15/07                               343,438
   930,000   Vitesse Semiconductor Corp.,
             4.00%, 03/15/05                        860,249
                                                -----------
                                                  2,931,618
                                                -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             CONVERTIBLE BONDS (CONTINUED)

             INTERNET SERVICES/SOFTWARE (0.2%)
$  100,000   Doubleclick, Inc., 4.75%,
             03/15/06                           $   106,625
                                                -----------

             RETAIL (0.3%)
   240,000   Amazon.com, Inc., 4.75%, 02/01/09      150,600
                                                -----------

             TELECOMMUNICATIONS (6.0%)
   340,000   Digital Island, Inc., 6.00%,
             02/15/05                               240,975
     3,500   Global Crossing, Ltd., 6.75%,
             04/15/12                               778,313
   540,000   Level 3 Communications Inc.,
             6.00%, 03/15/10                        486,000
   550,000   Nextel Communications, Inc.,
             5.25%, 01/15/10                        555,500
   140,000   Nextel Communications, Inc.,
             5.25%, 01/15/10**                      141,400
   600,000   NTL, Inc., 5.75%, 12/15/09             471,000
                                                -----------
                                                  2,673,188
                                                -----------

             UTILITIES (1.7%)
    10,200   Reliant Energy, Inc., 0.00%,
             09/15/29                               740,775
                                                -----------
             TOTAL CONVERTIBLE BONDS (cost
             $9,679,039)                         10,310,169
                                                -----------
-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             CONVERTIBLE PREFERRED STOCK (12.4%)
             CHEMICALS (1.9%)
    19,000   Monsanto Co., ACES, 6.50%          $   859,750
                                                -----------

             ELECTRIC COMPANIES (0.9%)
    10,250   Texas Utilities Corp., PRIDES,
             9.25%                                  398,469
                                                -----------

             FOODS (1.0%)
     9,800   Suiza Foods Corp., 5.50%               371,175
     1,700   Suiza Foods Corp., 5.50%**              64,388
                                                -----------
                                                    435,563
                                                -----------

             INSURANCE (2.2%)
    14,000   Metlife, Inc., 8.00%                   968,625
                                                -----------

             MACHINERY/DIVERSIFIED (0.8%)
    16,300   Ingersoll-Rand Co., 6.75%              332,113
                                                -----------

             RAILROADS (0.6%)
     7,400   Union Pacific Corp., 6.25%             288,600
                                                -----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               23

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             CONVERTIBLE PREFERRED STOCK (CONTINUED)
             TELECOMMUNICATIONS (5.0%)
     9,500   Amdocs Ltd., TRACES, 6.75%         $   599,688
     7,500   Cox Communications, Inc., PRIDES,
             7.00%                                  460,781
     6,100   Cox Communications, Inc., PRIZES,
             7.75%                                  677,099
     2,800   Nextlink Communications, Inc.,
             6.50%                                  481,250
                                                -----------
                                                  2,218,818
                                                -----------
             TOTAL CONVERTIBLE PREFERRED STOCK
             (cost $5,276,057)                  $ 5,501,938
                                                -----------
-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT (9.9%)
             REPURCHASE AGREEMENT (9.9%)
$4,381,000   Fifth Third Bank, 6.47%,
             07/03/00, Collateralized by
             $4,624,000 FNMB Pool #313301,
             6.50%, 02/01/12, market value
             $4,468,620 (cost $4,381,000)       $ 4,381,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $41,764,374)                 $46,869,051
                                                ===========

-------------------------------------------------------

*  Denotes a non-income producing security

** Represents a restricted security acquired and eligible for resale under Rule
   144A, which limits the resale to certain qualified buyers.

The abbreviations in the above statement stand for the following:

    ACES      Adjustable Conversion-Rate Equity
              Security
    ADR       American Depositary Receipts
    DECS      Dividend Enhanced Convertible Stock
    FNMB      First National Mortgage Bank
    NV        Naamloze Vennootschap (Dutch Corporation)
    PLC       Public Limited Company (British)
  PRIDES      Preferred Redeemable Increased Dividend
              Equity Security
  PRIZES      Participating Redeemable Indexed
              Zero-Premium Exchangeable Securities
    REIT      Real Estate Investment Trust
   TRACE      Trust Automatic Common Exchange
              Securities

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes financial statements.

 24              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
 PRINCIPAL   SECURITY                              VALUE
-----------------------------------------------------------
             CORPORATE BONDS (91.5%)
             AEROSPACE/DEFENSE (0.5%)
$  325,000   Anteon Corp., Sr. Sub. Note,
             12.00%, 05/15/09                   $   299,000
   125,000   Condor Systems, Inc., Sr. Sub.
             Note, 11.875%, 05/01/09*                61,250
                                                -----------
                                                    360,250
                                                -----------

             AGRICULTURAL PRODUCTS (0.3%)
   275,000   Royster-Clark, Inc., 10.25%,
             04/01/09*                              224,125
                                                -----------

             AUTO PARTS & EQUIPMENT (4.1%)
   200,000   Accuride Corp., Series B, 9.25%,
             02/01/08                               171,000
   100,000   Aftermarket Technology Corp.,
             12.00%, 08/01/04                       100,500
   150,000   Aftermarket Technology Corp.,
             Series D, 12.00%, 08/01/04             150,750
   700,000   American Axle & Manufacturing,
             Sr. Sub. Note, 9.75%, 03/01/09         659,750
   275,000   Collins & Aikman Products, Inc.,
             Sr. Sub. Note, 11.50%, 04/15/06        264,688
   300,000   HDA Parts System, Inc., 12.00%,
             08/01/05                               217,500
   350,000   J.L. French Auto Cast, 11.50%,
             06/01/09*                              320,250
   950,000   Lear Corp., 8.11%, 05/15/09            869,952
   150,000   Oxford Automotive, Inc., Sr. Sub.
             Note, Series D, 10.125%, 06/15/07      138,750
                                                -----------
                                                  2,893,140
                                                -----------

             BANKS (1.5%)
   950,000   GS Escrow Corp., 7.125%, 08/01/05      846,431
   200,000   RBF Finance Co., 11.375%,
             03/15/09                               217,000
                                                -----------
                                                  1,063,431
                                                -----------

             BEVERAGES/TOBACCO (0.1%)
   100,000   National Wine & Spirits, Sr.
             Note, 10.125% 01/15/09                  96,750
                                                -----------

             BROADCAST MEDIA/CABLE TELEVISION (15.3%)
   275,000   ACME Television LLC, Series B,
             0/10.875%, 09/30/04                    264,000
   150,000   Big City Radio, Inc., Sr. Disc.
             Note, 11.25%, 03/15/05                  84,750
   300,000   Chancellor Media Corp., Sr. Sub.
             Note, Series B, 8.75%, 06/15/07        304,500
    25,000   Chancellor Media Corp., Series B,
             8.125%, 12/15/07                       933,093
   125,000   Chancellor Media Corp., Sr. Sub.
             Note, 9.00%, 10/01/08                  128,125

-----------------------------------------------------------
 PRINCIPAL   SECURITY                              VALUE
-----------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             BROADCAST MEDIA/CABLE TELEVISION (CONTINUED)
$  300,000   Chancellor Media Corp., Sr. Note,
             8.00%, 11/01/08                    $   303,000
 1,550,000   Charter Communications Holdings,
             Sr. Note, 0/9.92%, 04/01/11            887,374
   250,000   CSC Holdings, Inc., 9.25%,
             11/01/05                               251,250
   250,000   CSC Holdings, Inc., 9.875%,
             05/15/06                               252,500
   250,000   CSC Holdings, Inc., 9.875%,
             02/15/13                               253,750
   125,000   Diamond Cable Communications PLC,
             0/10.75%, 02/15/07                      95,938
    50,000   Diamond Holdings PLC., 9.125%,
             02/01/08                                46,750
   700,000   Echostar DBS Corp., 9.375%,
             02/01/09                               682,500
   125,000   Flextronics International Ltd.,
             9.875%, 07/01/10*                      127,188
   150,000   Fox Sports Networks LLC, 8.875%,
             08/15/07                               148,875
   475,000   Fox Sports Networks LLC, Sr.
             Disc. Note, 0/9.75%, 08/15/07          371,688
   100,000   Golden Sky DBS, Inc., Sr. Disc.
             Note, 0/13.50%, 03/01/07                68,000
   100,000   International Cabletel, Inc.,
             Series B, 0/11.50%, 02/01/06            92,500
   100,000   Lenfest Communications, Inc.,
             8.25%, 02/15/08                         99,067
   275,000   Northpoint Communication Group,
             Inc., Sr. Note, 12.875%, 02/15/10      199,375
 1,900,000   NTL, Inc., Series B, 0/9.75%,
             04/01/08                             1,196,999
   600,000   NTL, Inc., 0/12.375%, 10/17/08         390,000
   325,000   Orion Network Systems, 11.25%,
             01/15/07                               190,125
   550,000   Pegasus Communications Corp.,
             Series B, 9.625%, 10/15/05             533,500
   100,000   Pegasus Communications Corp.,
             Series B, 9.75%, 12/01/06               97,000
   500,000   RCN Corp., 0/11.125%, 10/15/07         307,500
   300,000   Sinclair Broadcast Group, Inc.,
             8.75%, 12/15/07                        265,500
    25,000   Telewest Communications PLC,
             0/11.00%, 10/01/07                     504,656
    50,000   TeleWest Communications PLC,
             11.25%, 11/01/08                        51,000
   250,000   Telewest Communications PLC,
             0/9.25%, 04/15/09                      139,375
   200,000   UIH Australia/Pacific, Series B,
             0/14.00%, 05/15/06                     183,000
   825,000   United Pan-Europe Communications,
             0/12.50%, 08/01/09                     408,375
   575,000   United Pan-Europe Communications,
             0/13.375%, 11/01/09                    293,250

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               25

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
 PRINCIPAL   SECURITY                              VALUE
-----------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             BROADCAST MEDIA/CABLE TELEVISION (CONTINUED)
$  625,000   Unitedglobalcom, Inc., Sr. Disc.
             Notes, 0/10.75%, 02/15/08          $   434,375
   200,000   XM Satellite Radio, Inc., Sr.
             Note, 14.00%, 03/15/10*                177,500
                                                -----------
                                                 10,766,379
                                                -----------

             BUILDING DEVELOPMENT/PRODUCTS (1.9%)
   250,000   American Builders & Contractors
             Supply Co., 10.625%, 05/15/07          206,250
   275,000   Blount International, Inc.,
             13.00%, 08/01/09                       281,875
   150,000   Formica Corp., Series B, 10.875%,
             03/01/09                               116,250
    75,000   International Utility Structures,
             Inc., 10.75%, 02/01/08                  61,875
   225,000   Juno Lighting, Inc., Sr. Sub.
             Note, 11.875%, 07/01/09                187,875
   125,000   NCI Building Systems, Inc.,
             Series B, 9.25%, 05/01/09              118,125
   350,000   URS Corp., Series B, 12.25%,
             05/01/09*                              355,250
                                                -----------
                                                  1,327,500
                                                -----------

             CHEMICALS/PLASTICS (5.3%)
   100,000   Buckeye Technologies, Inc., Sr.
             Sub. Note, 9.255%, 09/15/08             99,250
   300,000   General Chemical Industries, Sr.
             Note, 10.625%, 05/01/09                262,500
   250,000   Georgia Gulf Corp., 10.375%,
             11/01/07                               260,000
   275,000   Huntsman Corp., 9.50%, 07/01/07*       248,875
   225,000   Huntsman ICI Chemical LLC,
             10.125%, 07/01/09                      227,250
   275,000   Huntsman Packaging Corp., 13.00%,
             06/01/10*                              283,250
   300,000   ISP Holdings, Inc., Series B,
             9.00%, 10/15/03                        279,000
   800,000   Lyondell Chemical Co., 10.875%,
             05/01/09                               795,999
   525,000   Polymer Group, Inc., Sr. Sub.
             Note, Series B, 9.00%, 07/01/07        448,875
   250,000   Polymer Group, Inc., Sr. Sub.
             Note, Series B, 8.75%, 03/01/08        211,250
   100,000   Scotts Co., 8.625%, 01/15/09*           95,500
   250,000   Sterling Chemicals, Inc., 11.75%,
             08/15/06                               206,250
   200,000   Texas Petrochem Corp., 11.125%,
             07/01/06                               171,000
   200,000   United Industries, Series B,
             9.875%, 04/01/09                       121,000
                                                -----------
                                                  3,709,999
                                                -----------

-----------------------------------------------------------
 PRINCIPAL   SECURITY                              VALUE
-----------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             CONGLOMERATES (0.5%)
$  400,000   Eagle-Picher Industries, Inc.,
             Sr. Sub. Note, 9.375%, 03/01/08    $   340,000
                                                -----------

             CONSUMER PRODUCTS/SERVICES (4.1%)
   350,000   Albecca, Inc., Sr. Sub. Note,
             10.75%, 08/15/08                       295,750
   350,000   Amscan Holdings, Inc., 9.875%,         288,750
    89,000   Boyds Collection Ltd., Series B,
             9.00%, 05/15/08                         78,320
   275,000   Chattem, Inc., Sr. Sub. Note,
             Series B, 8.875%, 04/01/08             221,375
   250,000   Coinmach Laundry Corp., Sr. Note,
             11.75%, 11/15/05                       241,250
   300,000   Jostens, Inc., 12.75%, 05/01/10*       298,500
    50,000   NBTY, Inc., Series B, 8.625%,
             09/15/07                                43,750
    75,000   Playtex Products, Inc., 9.00%,
             12/15/03                                73,125
   725,000   Revlon Consumer Products Corp.,
             8.625%, 02/01/08                       369,749
   125,000   Sealy Mattress Co., Sr. Sub.
             Note, Series B, 9.875%, 12/15/07       121,250
   175,000   Sealy Mattress Co., Sr. Disc.
             Note, Series B, 0/10.875%,
             12/15/07                               126,875
   125,000   Sleepmaster LLC, 11.00%, 05/15/09      118,125
   200,000   True Temper Sports, Inc., Series
             B, 10.875%, 12/01/08                   197,000
   225,000   Unifrax Investment Corp., 10.50%,
             11/01/03                               210,375
   250,000   Volume Services America, Inc.,
             Sr. Sub. Note, 11.25%, 03/01/09        230,000
                                                -----------
                                                  2,914,194
                                                -----------

             CONTAINERS/PACKAGING (0.8%)
   500,000   Owens-Illinois, Inc., Sr. Note,
             7.15%, 05/15/05                        457,905
   200,000   Russell-Stanley Holding, Inc.,
             Sr. Sub. Note, 10.875%, 02/15/09       137,000
                                                -----------
                                                    594,905
                                                -----------

             DIVERSIFIED (0.6%)
    50,000   Diamond Brands, Inc., Sr. Disc.
             Note, 0/12.875%, 04/15/09                4,750
   450,000   Trizec Finance Ltd., Sr. Note,
             10.87%, 10/15/05                       454,500
                                                -----------
                                                    459,250
                                                -----------

 26              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
 PRINCIPAL   SECURITY                              VALUE
-----------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             ELECTRONICS (1.4%)
$  300,000   Fairchild Corp., Sr. Sub. Note,
             10.75%, 04/15/09*                  $   202,500
   130,000   SCG Holding Corp., 12.00%,
             08/01/09                               139,750
   700,000   Telecommunications Techniques
             Co., Inc., Sr. Sub. Note, 9.75%,
             05/15/08                               647,500
                                                -----------
                                                    989,750
                                                -----------

             FOOD PRODUCTS/SERVICES (2.7%)
   100,000   Advantica Restaurant Group, Inc.,
             11.25%, 01/15/08                        66,500
   375,000   Agrilink Foods, Inc., Sr. Note,
             11.875%, 11/01/08                      301,875
   350,000   Aurora Foods, Inc., Sr. Sub.
             Note, 9.875%, 02/15/07                 208,250
   250,000   Carrols Corp., Sr. Sub. Note,
             9.50%, 12/01/08                        208,750
   150,000   Del Monte Foods Co., Sr. Disc.
             Note, 0/12.50%, 12/15/07               114,375
   175,000   Domino's, Inc., Sr. Sub. Note,
             Series B, 10.375%, 01/15/09            163,188
   250,000   Eagle Family Foods, Inc., Series
             B, 8.75%, 01/15/08                     148,750
   425,000   International Home Foods, Inc.,
             Sr. Sub. Note, 10.375%, 11/01/06       456,875
   275,000   Triarc Consumer Products Group,
             10.25%, 02/15/09                       266,750
                                                -----------
                                                  1,935,313
                                                -----------
             FOREST & PAPER PRODUCTS (0.9%)
   300,000   Stone Container Corp., 12.25%,         305,250
   325,000   Stone Container Corp., 11.50%,         338,000
                                                -----------
                                                    643,250
                                                -----------

             GEOLOGICAL EQUIPMENT/SERVICES (2.2%)
   700,000   Allied Waste North America, Inc.,
             Sr. Note, Series B, 7.625%,
             01/01/06                               612,500
 1,150,000   Allied Waste North America, Inc.,
             10.00%, 08/01/09                       966,000
                                                -----------
                                                  1,578,500
                                                -----------

             HEALTHCARE (5.5%)
   575,000   Columbia/HCA Healthcare Corp.,
             6.91%, 06/15/05                        525,861
   375,000   CONMED Corp., 9.00%, 03/15/08          345,000
   300,000   Dade International, Inc., Series
             B, 11.125%, 05/01/06                   169,500
    75,000   Everest Healthcare Services,
             Inc., Sr. Sub. Note, 9.75%,
             05/01/08                                63,375
   100,000   Genesis Health Ventures, Inc.,
             9.25%, 10/01/06**                        9,500

-----------------------------------------------------------
 PRINCIPAL   SECURITY                              VALUE
-----------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             HEALTHCARE (CONTINUED)
$  125,000   Genesis Health Ventures, Inc.,
             9.875%, 01/15/09                   $    15,625
   275,000   Hanger Orthopedic Group, Inc.,
             11.25%, 06/15/09                       240,625
   150,000   Hudson Respiratory Care, Inc.,
             9.125%, 04/15/08                       105,750
   475,000   Kinetic Concepts, Inc., Sr. Sub.
             Note, Series B, 9.625%, 11/01/07       353,875
   350,000   Tenet Healthcare Corp., 8.00%,
             01/15/05                               338,625
    75,000   Tenet Healthcare Corp., 8.625%,
             01/15/07                                72,188
   100,000   Tenet Healthcare Corp., Series B,
             7.625%, 06/01/08                        92,250
   875,000   Tenet Healthcare Corp., Series B,
             8.125%, 12/01/08                       809,375
   700,000   Tenet Healthcare Corp., 9.25%,
             09/01/10*                              707,000
                                                -----------
                                                  3,848,547
                                                -----------

             HOTELS & CASINOS (1.7%)
   375,000   Florida Panthers Holdings, Sr.
             Sub. Note, 9.875%, 04/15/09            353,438
   100,000   HMH Properties, Inc., Sr. Note,
             Series A, 7.875%, 08/01/05              92,500
   425,000   HMH Properties, Inc., Sr. Note,
             Series B, 7.875%, 08/01/08             384,094
   400,000   HMH Properties, Inc., Series C,
             8.45%, 12/01/08                        370,000
                                                -----------
                                                  1,200,031
                                                -----------

             INDUSTRIAL PRODUCTS/EQUIPMENT (2.7%)
   105,000   Amphenol Corp., 9.875%, 05/15/07       106,575
   300,000   Cabot Safety Corp., Sr. Sub.
             Note, 12.50%, 07/15/05                 301,500
   100,000   Continental Global, Inc., Sr.
             Note, Series B, 11.00%, 04/01/07        26,500
   150,000   Euramax International PLC,
             11.25%, 10/01/06                       143,250
   125,000   Hexcel Corp., 9.75%, 01/15/09          114,375
   175,000   ISG Resources, Inc., 10.00%,
             04/15/08                               160,563
   175,000   MMI Products, Inc., Series B,
             11.25%, 04/15/07                       172,375
   125,000   Neenah Corp., Series B, 11.125%,
             05/01/07                                96,250
   250,000   Neenah Corp., Series F, 11.125%
             05/01/07                               192,500

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               27

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
 PRINCIPAL   SECURITY                              VALUE
-----------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             INDUSTRIAL PRODUCTS/EQUIPMENT (CONTINUED)
$  125,000   Tekni-Plex, Inc., Sr. Sub. Note,
             12.75%, 06/15/10*                  $   124,688
   475,000   Wesco Distribution, Inc., Sr.
             Sub. Note, Series B, 9.125%,
             06/01/08                               436,999
                                                -----------
                                                  1,875,575
                                                -----------
             LEISURE/ENTERTAINMENT (2.0%)
   277,000   AMF Group, Inc., Series B,
             0/12.25%, 03/15/06                      56,785
   200,000   Motor Coach Industries, 11.25%,
             05/01/09*                              175,000
    50,000   Premier Parks, Inc., 9.25%,
             04/01/06                                47,625
   150,000   Premier Parks, Inc., 9.75%,
             06/15/07                               145,500
 1,175,000   Premier Parks, Inc., 0/10.00%,
             04/01/08                               807,813
   600,000   Regal Cinemas, Inc., 9.50%,
             06/01/08                               147,000
                                                -----------
                                                  1,379,723
                                                -----------

             MACHINERY/EQUIPMENT (2.3%)
   100,000   Columbus Mckinnon Corp., Sr. Sub.
             Note, 8.50%, 04/01/08                   88,500
   225,000   Fairchild Corp., Sr. Note,
             10.375%, 10/01/07*                     228,375
    50,000   National Equipment Services,
             Inc., Series B, 10.00%, 11/30/04        41,750
   250,000   National Equipment Services,
             Inc., Sr. Sub. Note, Series D,
             10.00%, 11/30/04                       208,750
   200,000   NationsRent, Inc., Sr. Sub. Note,
             10.375%, 12/15/08                      129,000
   275,000   Spectrasite Holdings, Inc., Sr.
             Disc. Note, 0/12.875%, 03/15/10*       152,625
   325,000   United Rentals, Inc., Sr. Note,
             Series B, 9.25%, 01/15/09              294,125
   350,000   United Rentals, Inc., Sr. Sub.
             Note, Series B, 9.00%, 04/01/09        311,500
   200,000   WEC Company, Inc., 12.00%,
             07/15/09                               169,000
                                                -----------
                                                  1,623,625
                                                -----------

             METALS/MINING (0.4%)
   175,000   AEI Holding Co., 10.50%,
             12/15/05*                               35,875
   250,000   AEI Holding Co., 11.50%,
             12/15/06*                               26,250
   100,000   Clark Materials Handling, Inc.,
             Sr. Note, Series D, 10.75%,
             11/15/06**                              15,500
   125,000   Murrin Murrin Holdings PTY,
             9.375%, 08/31/07                       110,000
   100,000   Ryerson Tull, Inc., 9.125%,
             07/15/06                                95,483
                                                -----------
                                                    283,108
                                                -----------

-----------------------------------------------------------
 PRINCIPAL   SECURITY                              VALUE
-----------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             OFFICE EQUIPMENT & SUPPLIES (1.6%)
$  275,000   Buhrmann US, Inc., 12.25%,
             11/01/09                           $   287,375
   475,000   Fisher Scientific International,
             Inc., 9.00%, 02/01/08                  442,938
   300,000   Fisher Scientific International,
             Inc., 9.00%, 02/01/08                  279,750
   475,000   U.S. Office Products Co., Sr.
             Sub. Note, 9.75%, 06/15/08             106,875
                                                -----------
                                                  1,116,938
                                                -----------

             OIL & GAS (2.2%)
   100,000   Comstock Resources, Inc., Sr.
             Note, 11.25%, 05/01/07                 102,000
   225,000   Continental Resources, Inc., Sr.
             Sub. Note, 10.25%, 08/01/08            202,500
   325,000   Forest Oil Corp., Sr. Sub. Note,
             10.50%, 01/15/06                       332,313
   275,000   Pogo Producing Co., Series B,
             10.375%, 02/15/09                      281,875
   200,000   Pride International, Inc.,
             9.375%, 05/01/07                       201,000
   100,000   R&B Falcon Corp., 6.75%, 04/15/05       90,500
   200,000   R&B Falcon Corp., 12.25%,
             03/15/06                               221,000
   150,000   Triton Energy Ltd., 8.75%,
             04/15/02                               149,250
                                                -----------
                                                  1,580,438
                                                -----------

             PRINTING/PUBLISHING (0.8%)
   400,000   Garden State Newspapers, Inc.,
             Series B, 8.75%, 10/01/09              366,000
   225,000   Hollinger International, Inc.,
             Sr. Sub. Note, 9.25%, 03/15/07         223,313
                                                -----------
                                                    589,313
                                                -----------

             RAILROADS (0.3%)
   200,000   Railworks Corp., Sr. Sub. Note,
             11.50%, 04/15/09                       193,000
                                                -----------

             RETAIL/FOOD & DRUG (0.1%)
   125,000   Community Distributors, Inc.,
             10.25%, 10/15/04                        99,375
   100,000   Jitney-Jungle Stores of America,
             Inc., Sr. Sub. Note, 10.375%,
             09/15/07**                               1,250
                                                -----------
                                                    100,625
                                                -----------

 28              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
 PRINCIPAL   SECURITY                              VALUE
-----------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             SERVICES (1.1%)
$  450,000   Crown Castle International Corp.,
             0/10.375%, 05/15/11                $   276,750
   150,000   Crown Castle International Corp.,
             10.75%, 08/01/11                       153,000
   600,000   Crown Castle International Corp.,
             0/11.25%, 08/01/11                     375,000
                                                -----------
                                                    804,750
                                                -----------

             SERVICES/COMMERCIAL & CONSUMER (0.3%)
   250,000   Sitel Corp., Sr. Sub. Note,
             9.25%, 03/15/06                        228,750
                                                -----------

             STEEL MANUFACTURING/PRODUCTS (0.9%)
   250,000   California Steel Industries, Sr.
             Note, Series B, 8.50%, 04/01/09        227,500
   300,000   Metals USA, Inc., Sr. Sub. Note,
             8.625%, 02/15/08                       256,500
   125,000   National Steel Corp., Series D,
             9.875% 03/01/09                        105,625
   200,000   Republic Technologies
             International, 13.75%, 07/15/09         26,000
                                                -----------
                                                    615,625
                                                -----------

             TELECOMMUNICATIONS/CELLULAR (24.1%)
   150,000   Arch Communications, Inc.,
             12.75%, 07/01/07                       120,750
   325,000   CALL-NET Enterprises, Inc.,
             0/9.27%, 08/15/07                      155,578
   225,000   CALL-NET Enterprises, Inc.,
             0/8.94%, 08/15/08                       88,688
   550,000   CALL-NET Enterprises, Inc.,
             0/10.80%, 05/15/09                     211,750
   275,000   Centennial Cellular Corp.,
             10.75%, 12/15/08                       276,375
   300,000   Dolphin Telecom PLC, Series B,
             0/14.00%, 05/15/09                     106,500
   225,000   Exodus Communications, Inc.,
             11.625%, 07/15/10*                     227,250
 1,400,000   Global Crossing Holding Ltd.,
             9.50%, 11/15/09                      1,350,999
   675,000   Hermes Europe Railtel BV, 11.50%,
             08/15/07                               594,000
   600,000   Intermedia Communications, Inc.,
             Series B, 0/11.25%, 07/15/07           477,000
   300,000   Intermedia Communications, Inc.,
             Series B, 8.60%, 06/01/08              277,500
   475,000   Intermedia Communications, Inc.,
             Series B, 0/12.25%, 03/01/09           282,625
 1,000,000   Level 3 Communications, Inc.,
             9.13%, 05/01/08                        902,499

-----------------------------------------------------------
 PRINCIPAL   SECURITY                              VALUE
-----------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             TELECOMMUNICATIONS/CELLULAR (CONTINUED)
$1,000,000   Level 3 Communications, Inc.,
             0/10.50%, 12/01/08                 $   600,000
   325,000   Mcleod USA, Inc., 0/10.50%,
             03/01/07                               269,750
   400,000   Mcleod USA, Inc., 8.375%,
             03/15/08                               368,000
   225,000   Mcleod USA, Inc., 9.50%, 11/01/08      219,375
   250,000   Mcleod USA, Inc., 8.125%,
             02/15/09                               226,250
   100,000   Metricom, Inc., 13.00%, 02/15/10        67,500
   325,000   Metromedia Fiber Network, Inc.,
             10.00%, 12/15/09                       320,125
   600,000   Millicom International Cellular
             SA, 0/13.50%, 06/01/06                 513,000
    50,000   Nextel Communications, Inc.,
             0/12.125%, 11/30/04                     32,837
    25,000   Nextel Communications, Inc.,
             0/10.65%, 09/15/07                     256,750
 1,075,000   Nextel Communications, Inc.,
             0/9.95%, 02/15/08                      792,813
   825,000   Nextel Communications, Inc.,
             9.375%, 11/15/09                       796,125
    81,000   Nextel Partners, Inc., 0/14.00%,        56,700
   100,000   NEXTLINK Communications, Inc.,
             9.00%, 03/15/08                         92,250
   325,000   NEXTLINK Communications, Inc.,
             10.75% 06/01/09                        322,563
 1,575,000   NEXTLINK Communications, Inc.,
             0/12.25%, 06/01/09                     984,374
   250,000   Orius Capital Corp., 12.75%,
             02/01/10*                              258,750
   350,000   PSINet, Inc., Series B, 10.00%,
             02/15/05                               325,500
    75,000   PSINet, Inc., 11.50%, 11/01/08          71,625
   325,000   PSINet, Inc., Series B, 11.00%,
             08/01/09                               305,500
   475,000   Qwest Communications
             International, 0/9.47%, 10/15/07       387,125
   175,000   Rhythms Netconnections, 14.00%,
             02/15/10*                              126,875
   150,000   Rogers Cantel, Inc., 8.80%,
             10/01/07                               150,000
   475,000   Telesystem International
             Wireless, Inc., Series B,
             0/13.25%, 06/30/07                     334,875
   425,000   Teligent, Inc., 11.50%, 12/01/07       337,875
   175,000   Teligent, Inc., Series B,
             0/11.50%, 03/01/08                      84,875
   525,000   Tritel PCS, Inc., 0/12.75%,
             05/15/09                               349,125
   300,000   Triton PCS, Inc., Sr. Sub. Note,
             0/11.00%, 05/01/08                     220,500
   225,000   U.S. Xchange LLC., 15.00%,
             07/01/08                               245,813
   275,000   US Unwired, Inc., 0/13.375%,
             11/01/09                               152,625
   175,000   Verio, Inc., Sr. Note, 11.25%,
             12/01/08                               195,125
   250,000   Verio, Inc., Sr. Note, 10.625%,
             11/15/09                               273,588

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               29

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
 PRINCIPAL   SECURITY                              VALUE
-----------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             TELECOMMUNICATIONS/CELLULAR (CONTINUED)
$   50,000   Viatel, Inc., 11.25%, 04/15/08     $    37,750
   625,000   Viatel, Inc., 0/12.50%, 04/15/08       290,625
   100,000   Viatel, Inc., 11.50%, 03/15/09          76,500
   875,000   Voicestream Wireless Corp.,
             0/10.375%, 11/15/09                    591,719
   125,000   Voicestream Wireless Corp.,
             10.375%, 11/15/09                      130,625
   600,000   Williams Communications Group,
             10.875%, 10/01/09                      588,000
   559,000   WinStar Communications, Inc.,
             0/14.50%, 04/15/10*                    268,320
   190,000   WinStar Communications, Inc.,
             12.75%, 04/15/10*                      184,300
                                                -----------
                                                 16,977,541
                                                -----------
             TEXTILES/APPAREL (0.6%)
   375,000   GFSI, Inc., Series B, 9.625%,
             03/01/07                               271,875
   125,000   Glenoit Corp., Sr. Sub. Note,
             11.00%, 04/15/07**                      18,125
   150,000   Pillowtex Corp., Sr. Sub. Note,
             10.00%, 11/15/06                        54,750
   200,000   Pillowtex Corp., Sr. Sub. Note,
             Series B, 9.00%, 12/15/07               71,000
                                                -----------
                                                    415,750
                                                -----------
             TRANSPORTATION (1.6%)
   250,000   Allied Holdings, Inc., Sr. Note,
             Series B, 8.625%, 10/01/07             222,500
   275,000   Gearbulk Holding Ltd., 11.25%,
             12/01/04                               278,438
    50,000   Holt Group, 9.75%, 01/15/06              5,250
   275,000   Stena AB, 10.50%, 12/15/05             270,875
   400,000   Stena AB, 8.75%, 06/15/07              352,000
    50,000   Stena AB, 10.625%, 06/01/08             29,500
                                                -----------
                                                  1,158,563
                                                -----------
             UTILITIES/POWER PRODUCERS (1.1%)
   250,000   Caithness Coso Fund, Sr. Note,
             Series B, 9.05%, 12/15/09              245,000
   200,000   CMS Energy Corp., Sr. Note,
             7.50%, 01/15/09                        179,288
   325,000   El Paso Electric Co., Series E,
             9.40%, 05/01/11                        342,719
                                                -----------
                                                    767,007
                                                -----------
             TOTAL CORPORATE BONDS (cost
             $72,039,405)                        64,655,647
                                                -----------

-----------------------------------------------------------
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             PREFERRED STOCK (2.2%)
             BROADCAST MEDIA/CABLE TELEVISION (0.7%)
        75   Benedek Communications Corp., Sr.
             Note, PIK, 11.50%                  $    49,125
     4,825   Sinclair Broadcast Group, Inc.,
             PIK, HYTOPS, 11.625%                   455,963
                                                -----------
                                                    505,088
                                                -----------

             FOOD PRODUCTS/SERVICES (0.0%)
       299   Nebco Evans Holdings Co.,
             11.25%**                                   187
                                                -----------

             HEALTHCARE/DIVERSIFIED (0.1%)
       626   River Holdings Corp., Series B,
             PIK, 11.50%                             44,133
                                                -----------

             OIL & GAS (0.4%)
       247   R&B Falcon Corp., PIK, 13.875%         282,478
                                                -----------

             PRINTING/PUBLISHING (1.0%)
     2,625   Primedia, Inc., Series D, 10.00%       254,625
     1,500   Primedia, Inc., Series E, 9.20%        137,250
     3,650   Primedia, Inc., Series H, 8.625%       312,074
                                                -----------
                                                    703,949
                                                -----------

             TELECOMMUNICATIONS/CELLULAR (0.0%)
        27   Nextel Communications, Inc.,
             Series E, PIK, 11.125%                  26,190
                                                -----------
             TOTAL PREFERRED STOCK
             (cost $1,680,681)                    1,562,025
                                                -----------

             WARRANTS (0.4%)
             OIL & GAS (0.4%)
        50   R&B Falcon Corp., expiring
             05/01/09*                              262,625
                                                -----------

             STEEL MANUFACTURING/PRODUCTS (0.0%)
       200   Republic Technologies, expiring
             07/15/09                                     0
                                                -----------

             TELECOMMUNICATIONS (0.0%)
       175   Metricom, Inc., expiring 02/15/10        3,544
                                                -----------
             TOTAL WARRANTS (cost $5,882)           266,169
                                                -----------

 30              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
 PRINCIPAL   SECURITY                              VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT (4.6%)
$3,262,000   Fifth Third Bank, 6.47%,
             07/03/00, Collateralized by
             $3,459,000 FHARM Pool #786905,
             6.637%, 10/01/29, market value
             $3,327,240 (cost $3,262,000)       $ 3,262,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $76,987,968)                 $69,745,841
                                                ===========

-------------------------------------------------------

* Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
** Bond in default.

The abbreviations in the above statement stand for the following:

    AB      Aktiebolag (Swedish stock company)
    BV      Private Company
    FHARM   Freddie Mac Adjustable Rate Mortgage
    HYTOPS  High Yield Trust Offered Preferred
            Securities
    LLC     Limited Liability Company.
    PIK     Paid-In-Kind
    PLC     Public Limited Company (British)
    PTY     Property
    SA      Societe Anonyme (French)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               31

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (59.3%)
             AEROSPACE/DEFENSE (0.7%)
     6,400   Boeing Co. (The)                   $   267,600
     1,100   Goodrich (B.F.) Co.                     37,469
    10,300   Honeywell International, Inc.          346,981
                                                -----------
                                                    652,050
                                                -----------
             AIRLINES (0.0%)
       700   AMR Corp.                               18,506
                                                -----------

             AUTO PARTS & EQUIPMENT (0.1%)
     2,700   Dana Corp.                              57,206
     5,100   Delphi Automotive Systems Corp.         74,269
                                                -----------
                                                    131,475
                                                -----------
             AUTOMOBILES (0.9%)
    11,000   Ford Motor Co.                         473,000
     5,600   General Motors Corp.                   325,150
     1,000   PACCAR, Inc.                            39,688
     1,440   Visteon Corp.                           17,463
                                                -----------
                                                    855,301
                                                -----------

             BIOTECHNOLOGY (0.0%)
       300   Human Genome Sciences, Inc.             40,013
                                                -----------

             BROADCAST MEDIA / CABLE TELEVISION (1.8%)
     5,900   Comcast Corp. Special Class A          238,950
     2,300   Fox Entertainment Group, Inc. *         69,863
     7,700   MediaOne Group, Inc. *                 511,988
    11,900   Time Warner, Inc.                      904,399
                                                -----------
                                                  1,725,200
                                                -----------
             CHEMICALS (0.1%)
     2,500   Praxair, Inc.                           93,594
                                                -----------

             CHEMICALS/DIVERSIFIED (0.3%)
     4,100   Air Products & Chemicals, Inc.         126,332
       300   Dow Chemical Co.                         9,056
     3,100   Rohm & Haas Co.                        106,950
                                                -----------
                                                    242,338
                                                -----------
             COMMUNICATION EQUIPMENT (1.1%)
       100   Corning, Inc.                           26,988
     4,800   Lucent Technologies, Inc.              284,400
    15,300   Motorola, Inc.                         444,656
     3,900   Tellabs, Inc.                          266,906
                                                -----------
                                                  1,022,950
                                                -----------

             COMPUTER/HARDWARE (3.1%)
     1,600   Apple Computer, Inc.*                   83,800
    19,400   Dell Computer Corp.*                   956,663

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (CONTINUED)
             COMPUTER/HARDWARE (CONTINUED)
     1,500   EMC Corp.*                         $   115,406
     1,600   Hewlett-Packard Co.                    199,800
     3,200   International Business Machines
             Corp.                                  350,600
     1,000   Lexmark International Group,
             Inc., Class A*                          67,250
    12,300   Sun Microsystems, Inc.*              1,118,531
                                                -----------
                                                  2,892,050
                                                -----------

             COMPUTER DATA SECURITY (0.2%)
     2,000   VERITAS Software Corp.*                226,031
                                                -----------

             COMPUTER EQUIPMENT (0.2%)
     8,700   Compaq Computer Corp.                  222,394
                                                -----------

             COMPUTER SOFTWARE & SERVICES (7.9%)
       800   Adobe Systems, Inc.                    104,000
    11,900   America Online, Inc.*                  627,725
     1,700   BMC Software, Inc.*                     62,023
    39,700   Cisco Systems, Inc.*                 2,523,430
     2,200   Citrix Systems, Inc.*                   41,663
     4,200   Computer Associates
             International, Inc.                    214,988
     1,100   DoubleClick, Inc.*                      41,938
       200   Electronic Data Systems Corp.            8,250
    31,600   Microsoft Corp.*                     2,527,999
     1,000   Network Associates, Inc.*               20,375
     5,800   Oracle Corp.*                          487,563
     2,700   Seagate Technology, Inc.*              148,500
     1,600   Siebel Systems, Inc.*                  261,700
       800   Symantec Corp.*                         43,150
     1,100   TIBCO Software, Inc.*                  117,958
     1,400   Yahoo!, Inc.*                          173,425
                                                -----------
                                                  7,404,687
                                                -----------

             CONGLOMERATES (0.7%)
     1,500   Ingersoll-Rand Co.                      60,375
     1,100   ITT Industries, Inc.                    33,413
       900   Johnson Controls, Inc.                  46,181
    11,000   Tyco International Ltd.                521,124
       500   USG Corp.                               15,188
                                                -----------
                                                    676,281
                                                -----------

             CONSTRUCTION MACHINERY (0.1%)
     3,700   Caterpillar, Inc.                      125,338
                                                -----------

             CONSUMER NON-CYCLICAL (1.3%)
     2,400   Clorox Co. (The)                       107,550
       900   Estee Lauder Co., Inc. (The) --
             Class A                                 44,494
    10,000   Gillette Co. (The)                     349,375

 32              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (CONTINUED)
             CONSUMER NON-CYCLICAL (CONTINUED)
     2,800   Kimberly-Clark Corp.               $   160,650
    10,200   Procter & Gamble Co.                   583,950
                                                -----------
                                                  1,246,019
                                                -----------

             CONTAINERS (0.0%)
     2,700   Smurfit-Stone Container Corp.*          34,763
                                                -----------

             DRUGS (2.6%)
     2,700   ALZA Corp.*                            159,638
     7,600   Eli Lilly & Co.                        759,049
       500   Forest Labs Class A*                    50,500
       600   Genzyme Corp.                           35,663
       200   Incyte Pharmaceuticals, Inc.*           16,438
    12,600   Merck & Co., Inc.                      965,474
     8,200   Pharmacia & Upjohn, Inc.               423,838
                                                -----------
                                                  2,410,600
                                                -----------

             ELECTRICAL EQUIPMENT (3.7%)
     2,300   Agilent Technologies                   169,625
     6,700   Applied Materials, Inc.*               607,188
     1,200   Cooper Industries, Inc.                 39,075
       900   Eaton Corp.                             60,300
     2,800   Emerson Electric Co.                   169,050
    44,300   General Electric Co.                 2,347,899
       100   Grainger (W.W.), Inc.                    3,081
     1,600   Rockwell International Corp.            50,400
                                                -----------
                                                  3,446,618
                                                -----------

             ELECTRONICS (0.1%)
     1,500   National Semiconductor Corp.*           85,125
                                                -----------

             FINANCIAL (2.3%)
       800   A.G. Edwards, Inc.*                     31,200
     6,600   Associates First Capital Corp.         147,263
     1,500   Comerica, Inc.                          67,313
       400   Financial Securities Assurance
             Holdings Ltd.                           30,350
     7,400   Fannie Mae                             386,187
     6,100   Freddie Mac                            247,050
     1,100   Golden West Financial Corp.             44,894
     4,500   Goldman Sachs Group, Inc.*             426,937
     1,200   Lehman Brothers Holdings, Inc.         113,475
       300   Paine Webber Group, Inc.                13,650
       700   Providian Financial Corp.               63,000
    14,000   Schwab (Charles) Corp.                 470,749
     4,100   Washington Mutual, Inc.                118,388
                                                -----------
                                                  2,160,456
                                                -----------

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (CONTINUED)
             FINANCIAL/BANKS (3.4%)
       900   AMBAC Financial                    $    49,331
     1,200   Ameritrade Holding Corp. Class A*       13,950
       400   Banknorth Group, Inc.                    6,125
     5,300   Bank of America Corp.                  227,900
     2,400   Bank One Corp.                          63,750
     1,100   Bear Stearns Cos., Inc.                 45,788
     1,800   Charter One Financial, Inc.             41,400
     2,000   CIT Group, Inc. (The)                   32,500
    24,300   Citigroup, Inc.                      1,464,075
     1,100   Dime Bancorp, Inc.                      17,325
     2,600   E*TRADE Group, Inc.*                    42,900
       800   First Tennessee National Corp.          13,250
     9,000   First Union Corp.                      223,312
       600   FirstMerit Corp.                        12,825
     6,500   Fleet Boston Corp.                     220,999
       800   GreenPoint Financial Corp.              15,000
     1,000   Hibernia Corp.                          10,875
     5,200   John Hancock Financial Services,
             Inc.*                                  123,175
     3,500   KeyCorp                                 61,688
       900   Marshall & Ilsley Corp.                 37,350
       500   Mercantile Bankshare Corp.              14,906
     1,300   North Fork Bancorp, Inc.                19,663
       200   Pacific Century Financial Corp.          2,925
     2,700   PNC Bank Corp.                         126,563
     1,800   SouthTrust Corp.                        40,725
       700   Sovereign Bancorp, Inc.                  4,922
     1,700   Summit Bancorp                          41,863
       600   TCF Financial Corp.                     15,413
     3,300   TD Waterhouse Group, Inc.*              57,131
     7,000   U.S. Bancorp, Class A                  134,749
                                                -----------
                                                  3,182,378
                                                -----------

             FOOD & BEVERAGE (1.7%)
     1,300   BestFoods, Inc.                         90,025
     7,800   Coca-Cola Co.                          448,013
     3,600   Heinz (H.J.) Co.                       157,500
     6,600   Kellogg Co.                            196,350
     4,400   Unilever NV ADR                        189,200
     2,000   Quaker Oats Co.                        150,250
     5,700   Seagram Co. Ltd.                       330,600
                                                -----------
                                                  1,561,938
                                                -----------

             HEALTHCARE (4.3%)
     8,500   Abbott Laboratories                    378,781
     7,300   American Home Products Corp.           428,875
       400   Bard (C.R.), Inc.                       19,250
       100   Baxter International, Inc.               7,031
     3,500   Becton Dickinson & Co.                 100,406
    11,100   Bristol-Myers Squibb Co.               646,575
     5,200   HCA-THE Healthcare Company             157,950
     4,700   Johnson & Johnson Co.                  478,813

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               33

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (CONTINUED)
             HEALTHCARE (CONTINUED)
     4,000   Medtronic, Inc.                    $   199,250
    15,950   Pfizer, Inc.                           765,599
     9,600   Schering-Plough Corp.*                 484,800
     1,100   St. Jude Medical, Inc.*                 50,463
     4,300   Tenet Healthcare Corp.                 116,100
       900   UnitedHealth Group, Inc.                77,175
       500   Watson Pharmaceutical, Inc.*            26,875
       900   Wellpoint Health Networks, Inc.*        65,194
                                                -----------
                                                  4,003,137
                                                -----------

             HOTELS/MOTELS (0.2%)
     6,300   Cendant Corp.                           88,201
       600   International Game Technology*          15,900
     2,100   Marriott International, Inc.,
             Class A                                 75,731
     1,700   Starwood Hotels & Resorts
             Worldwide                               54,931
                                                -----------
                                                    234,763
                                                -----------
             INSURANCE (1.7%)
     1,900   Aetna, Inc.                            121,956
     2,200   American International Group,
             Inc.                                   258,500
       500   AON Corp.                               15,531
     5,500   AXA Financial, Inc.                    187,000
     1,800   CIGNA Corp.                            168,300
     3,100   Hartford Financial Services Group      173,406
     2,600   Lincoln National Corp.                  93,925
     1,400   MBIA, Inc.                              67,463
    10,100   MetLife, Inc.*                         212,731
    12,200   The Allstate Corp.                     271,450
     1,700   Torchmark Corp.                         41,969
                                                -----------
                                                  1,612,231
                                                -----------

             INVESTMENT MANAGEMENT (0.6%)
     2,500   Franklin Resources, Inc.                75,938
     3,900   Merrill Lynch & Co., Inc.              448,500
                                                -----------
                                                    524,438
                                                -----------
             LEISURE PRODUCTS (0.1%)
     1,800   Hasbro, Inc.                            27,113
     3,700   Mattel, Inc.                            48,793
                                                -----------
                                                     75,906
                                                -----------

             MANUFACTURING/DIVERSIFIED (0.1%)
     2,600   PPG Industries, Inc.                   115,213
                                                -----------
             METALS & MINING (0.3%)
    11,200   Alcoa, Inc.                            324,800
                                                -----------
             OFFICE EQUIPMENT & SUPPLIES (0.1%)
     2,600   Xerox Corp.                             53,950
                                                -----------

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (CONTINUED)
             OIL & GAS (3.5%)
       600   Apache Corp.                       $    35,288
     4,000   Chevron Corp.                          339,250
       600   Columbia Energy Group                   39,375
     3,300   Conoco, Inc.                            81,056
       300   Cooper Cameron Corp.*                   19,800
       500   Devon Energy Corp.                      28,094
     1,400   El Paso Energy Corp.                    71,313
       100   Enron Corp.                              6,450
    20,300   Exxon Mobil Corp.                    1,593,549
    13,300   Royal Dutch Petroleum Co. ADR          818,780
     2,800   Texaco, Inc.                           149,100
     2,400   The Williams Cos., Inc.                100,050
                                                -----------
                                                  3,282,105
                                                -----------

             OIL EQUIPMENT & SERVICES (0.2%)
     1,800   Baker Hughes, Inc.                      57,600
       900   Dynegy, Inc.                            61,481
       900   Global Marine, Inc.*                    25,369
                                                -----------
                                                    144,450
                                                -----------

             PAPER & FOREST PRODUCTS (0.3%)
       600   Bowater, Inc.                           26,475
     2,600   Fort James Corp.                        60,125
       200   Georgia Pacific Corp.                    5,250
     4,600   International Paper Co.                137,138
       700   Temple-Inland, Inc.                     29,400
                                                -----------
                                                    258,388
                                                -----------

             PHOTOGRAPHIC (0.2%)
     2,700   Eastman Kodak Co.                      160,650
                                                -----------

             PRINTING & PUBLISHING (0.2%)
     2,300   Gannett Co., Inc.                      137,569
       800   Knight-Ridder, Inc.                     42,550
       600   The New York Times Co., Class A         23,700
                                                -----------
                                                    203,819
                                                -----------

             RAILROADS (0.3%)
     4,200   Burlington Northern Santa Fe
             Corp.                                   96,337
       900   CSX Corp.                               19,069
     3,400   Norfolk Southern Corp.                  50,575
     2,400   Union Pacific Corp.                     89,250
     2,900   Union Pacific Resources Group,
             Inc.                                    63,800
                                                -----------
                                                    319,031
                                                -----------

             RESTAURANTS (0.4%)
    10,200   McDonald's Corp.                       335,963
                                                -----------

 34              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (CONTINUED)
             RETAIL (3.2%)
     1,700   Circuit City Stores-Circuit City
             Group                              $    56,419
     1,900   Federated Department Stores,
             Inc.*                                   64,125
     9,100   Gap, Inc.                              284,375
     7,500   Home Depot, Inc.                       374,530
     1,900   Jones Apparel Group, Inc.*              44,650
     4,000   Limited, Inc. (The)                     86,500
     3,100   Lowe's Cos., Inc.                      127,294
     1,100   Nordstrom, Inc.                         26,538
     2,100   Penney (J.C), Co., Inc.                 38,719
     2,900   Sears, Roebuck & Co.                    94,613
     4,100   Target Corp.                           237,800
     2,600   The May Department Stores Co.           62,400
     2,800   TJX Cos., Inc.                          52,500
    26,100   Wal-Mart Stores, Inc.                1,504,012
                                                -----------
                                                  3,054,475
                                                -----------

             RETAIL/FOOD & DRUG (0.1%)
     6,700   Kroger Co.                             147,819
                                                -----------

             SEMICONDUCTORS (4.0%)
     1,100   Advanced Micro Devices, Inc.*           84,975
     1,500   Altera Corp.*                          152,906
    19,700   Intel Corp.                          2,633,643
       400   Lattice Semiconductor Corp.             27,650
    11,600   Texas Instruments, Inc.                796,775
                                                -----------
                                                  3,695,949
                                                -----------
             STEEL (0.0%)
       900   Allegheny Teledyne, Inc.                16,200
       900   Nucor Corp.                             29,869
                                                -----------
                                                     46,069
                                                -----------

             TELECOMMUNICATIONS (5.5%)
       800   Allegiance Telecom, Inc.*               51,200
     1,900   ALLTEL Corp.                           117,681
     9,400   AT&T Corp.                             297,275
    11,000   AT&T Liberty Media Group*              266,750
     5,100   Bell Atlantic Corp.                    259,144
     5,600   Global Crossing Ltd. ADR*              147,350
     9,200   GTE Corp.                              572,700
    21,800   Nortel Networks Corp., ADR           1,487,849
     1,300   QUALCOMM, Inc.*                         78,000
    18,600   SBC Communications, Inc.               804,450
     3,600   Sprint Corp. (PCS Group)*              214,200
       900   U.S. West, Inc.                         77,175
    17,200   Worldcom, Inc.                         789,050
                                                -----------
                                                  5,162,824
                                                -----------
             TIRE & RUBBER (0.0%)
     2,600   Goodyear Tire & Rubber Co.              52,000
                                                -----------

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (CONTINUED)

             TOBACCO (0.7%)
    23,400   Philip Morris Cos., Inc.           $   621,563
                                                -----------

             TRANSPORTATION SERVICES, N.E.C. (0.0%)
       400   C.H. Robinson Worldwide, Inc.           19,800
                                                -----------

             UTILITIES (1.0%)
     1,000   Allegheny Energy, Inc.                  27,375
       400   Ameren Corp.                            13,500
     3,300   C P & L Energy Inc.                    105,393
     1,800   Cinergy Corp.                           45,788
     1,100   CMS Energy Corp.                        24,338
     1,900   Consolidated Edison, Inc.               56,288
     1,700   Dominion Resources, Inc.                72,888
     1,800   DTE Energy Co.                          55,013
     3,700   Edison International                    75,850
     2,200   Entergy Corp.                           59,813
     2,000   Florida Power & Light, Inc.             98,999
     1,300   GPU, Inc.                               35,181
     1,300   NiSource, Inc.                          24,213
     4,300   PG&E Corp.                             105,887
       900   Pinnacle West Capital Corp.             30,488
     1,600   PP&L Resources, Inc.                    35,100
     2,900   TXU Corp.                               85,549
     1,200   Wisconsin Energy Corp.                  23,775
                                                -----------
                                                    975,438
                                                -----------
             TOTAL COMMON STOCK
             (cost $55,763,411)                  55,880,886
                                                -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             CANADIAN BONDS (0.5%)
             FOREIGN GOVERNMENT (0.5%)
$  500,000   Ontario (Province of), 7.625%,
             06/22/04                           $   505,701
                                                -----------
             TOTAL CANADIAN BONDS
             (cost $499,722)                        505,701
                                                -----------

             CORPORATE BONDS (9.7%)
             AUTOMOTIVE PARTS AND SUPPLIES (0.0%)
   125,000   Breed Technologies, Inc., 9.25%,
             04/15/08                                   781
                                                -----------

             BANKS (2.4%)
   725,000   Bank of America Corp., 6.625%,
             6/15/04                                704,168
   696,821   First Union -- Chase Commercial
             Mortgage, 6.363%, 06/15/08             671,135
   854,000   Nationsbank Credit Card Master
             Trust, Series 1995, 6.45%
             04/15/03                               853,539
                                                -----------
                                                  2,228,842
                                                -----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               35

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             BROADCAST MEDIA/CABLE TELEVISION (1.1%)
$   13,844   Adelphia Communication, 9.50%,
             02/15/04                           $    13,359
   700,000   Tci Communications, Inc., 7.875%,
             02/15/26                               695,337
   350,000   Time Warner, Inc., 8.11%,
             08/15/06                               356,644
                                                -----------
                                                  1,065,340
                                                -----------
             CHEMICALS (0.4%)
   400,000   Du Pont (E.I.) De Nemours & Co.,
             6.75%, 10/15/04                        394,993
                                                -----------

             COMMERCIAL MACHINES AND EQUIPMENT (0.1%)
   125,000   Primark Corp., 9.25%, 12/15/08         137,500
                                                -----------

             ELECTRIC UTILITIES (1.0%)
   325,000   FPL Group Capital, Inc., 7.625%,
             09/15/06                               325,347
   600,000   FPL Group Capital, Inc., 7.375%,
             06/01/09                               584,219
                                                -----------
                                                    909,566
                                                -----------

             FINANCIAL PRODUCTS/SERVICES (1.0%)
   925,000   Ford Motor Credit Co., 7.375%,
             10/28/09                               894,956
                                                -----------

             HOTELS/MOTELS (0.2%)
   150,000   Cendant Corp., 7.75%, 12/01/03         144,860
                                                -----------

             LEASE/RENTAL (0.1%)
   150,000   DVI, Inc., 9.875%, 02/01/04            136,500
                                                -----------

             OIL & GAS (0.4%)
    80,000   Amerada Hess Corp., 7.875%,
             10/01/29                                78,506
   300,000   Enron Corp., 6.95%, 07/15/28           263,826
                                                -----------
                                                    342,332
                                                -----------

             SECURITY BROKERS AND DEALERS (1.4%)
   700,234   Morgan Stanley Capital I, 5.91%,
             04/15/08                               665,088
   665,533   Morgan Stanley Capital I, 6.22%,
             06/03/30                               642,559
                                                -----------
                                                  1,307,647
                                                -----------

             SHIPPING/TRANSPORTATION (0.1%)
   125,000   Teekay Shipping Corp., 8.32%,
             02/01/08                               115,000
                                                -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             CORPORATE BONDS (CONTINUED)

             TELECOMMUNICATIONS (1.5%)
$  275,000   Dominion Resources, Inc., 8.125%,
             06/15/10                           $   277,534
   425,000   GTE Corp., 6.94%, 04/15/28             375,334
   300,000   Sprint Capital Corp., 5.70%,
             11/15/03                               284,504
   500,000   Tele-Communications, Inc., 7.875%
             08/01/13                               503,942
                                                -----------
                                                  1,441,314
                                                -----------
             TOTAL CORPORATE BONDS
             (cost $9,247,528)                    9,119,631
                                                -----------

             MORTGAGE-BACKED SECURITIES (21.0%)
             FINANCIAL SERVICES (3.9%)
   573,712   Contimortgage Home Equity Loan
             Trust, 6.13%, 03/15/13                 570,815
   805,000   CS First Boston Mortgage
             Securites Corp., 6.52%, 07/17/07       774,823
 1,000,000   LB Commercial Conduit Mortgage
             Trust, 6.48%, 01/18/08                 939,400
   830,000   Merrill Lynch Mortgage Investor,
             Inc., 6.39%, 02/15/30                  781,254
   656,961   Morgan Stanley Capital I, 6.34%,
             11/15/07                               635,209
                                                -----------
                                                  3,701,501
                                                -----------

             U.S. GOVERNMENT AGENCY (17.1%)
    86,025   FNMA, Pool #407401, 6.50%,
             04/01/13                                83,007
    27,221   FNMA, Pool #428239, 6.50%,
             06/01/13                                26,266
    30,145   FNMA, 6.50%, 06/01/13                   29,136
   300,000   FNMA, 7.00%, 05/01/15                  294,287
   244,458   FNMA, Pool #436695, 6.50%,
             07/01/28                               230,672
    23,826   FNMA, Pool #450027, 6.00%,
             12/01/28                                21,838
   789,608   FNMA, Pool #481553, 6.00%,
             01/01/29                               723,714
    37,901   FNMA, Pool #459901, 6.50%,
             01/01/29                                35,764
   288,720   FNMA, Pool #323542, 7.00%,
             02/01/29                               279,111
    73,526   FNMA, Pool #482441, 7.00%,
             03/01/29                                70,985
   915,024   FNMA, Pool #479527, 6.50%,
             06/01/29                               863,039
   927,479   FNMA, Pool #507069, 6.50%,
             07/01/29                               874,786
    54,052   FNMA, Pool #507401, 6.50%,
             07/01/29                                50,981
   854,566   FNMA, Pool #252645, 6.50%,
             08/01/29                               806,016

 36              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             MORTGAGE-BACKED SECURITIES (CONTINUED)
             U.S. GOVERNMENT AGENCY (CONTINUED)
$  658,562   FNMA, Pool #508502, 6.50%,
             08/01/29                           $   621,147
    25,999   FNMA, Pool #508698, 6.50%,
             08/01/29                                24,521
    29,830   FNMA, Pool #509846, 6.50%,
             08/01/29                                28,135
   117,408   FNMA, Pool #509440, 6.50%,
             10/01/29                               110,738
    23,513   FNMA, Pool #511229, 6.50%,
             10/01/29                                22,178
    80,687   FNMA, Pool #519775, 6.50%,
             11/01/29                                76,103
    25,885   FNMA, Pool #524306, 7.00%,
             01/01/29                                24,991
   490,766   FNMA, Pool #527781, 7.00%,
             02/01/30                               473,654
   481,935   FNMA, Pool #536215, 7.00%,
             04/01/30                               465,283
   783,219   FNMA, Pool #532520, 7.00%,
             04/01/30                               755,909
    27,131   FNMA, Pool #530842, 7.00%,
             04/01/30                                26,185
   499,655   FNMA, 7.50%, 05/01/30                  492,437
   999,265   FNMA, 7.50%, 05/01/30                  985,624
   208,581   FNMA, Pool #533743, 8.00%,
             05/01/30                               209,502
   591,059   FNMA, Pool #539460, 8.00%,
             05/01/30                               593,668
   246,176   FNMA, Pool #540973, 8.00%,
             05/01/30                               247,262
   326,751   FNMA, Pool #534358, 8.00%,
             05/01/30                               328,194
   426,500   FNMA, Pool #534237, 8.00%,
             06/01/30                               428,384
 2,000,000   FNMA, 7.00%, 07/01/30**              1,929,375
   150,000   FNMA, 8.00%, 07/01/30**                150,563
   400,000   FNMA, 7.50%, 07/17/30**                394,000
 1,600,000   FNMA Dwarf TBA, 07/20/15             1,593,500
 1,000,000   FNMA TBA, 6.00%, 07/01/30              914,375
   800,000   FNMA TBA, 6.50%, 07/01/30              753,750
                                                -----------
                                                 16,039,080
                                                -----------
             TOTAL MORTGAGE-BACKED SECURITIES
             (cost $19,823,397)                  19,740,581
                                                -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY
             LONG-TERM OBLIGATIONS (7.5%)
$1,250,000   FHLMC, 6.25%, 07/15/04             $ 1,215,383
   500,000   U.S. Treasury Bond, 8.875%,
             02/15/19                               642,188
   130,000   U.S. Treasury Bond, 6.125%,
             03/31/02                               131,381
   955,000   U.S. Treasury Bond, 6.75%,
             08/15/26                             1,026,327
   300,000   U.S. Treasury Note, 5.375%,
             06/30/03                               292,219
 2,590,000   U.S. Treasury Note, 6.00%,
             08/15/04                             2,565,718
   280,000   U.S. Treasury Note, 6.00%,
             08/15/09                               277,725
 2,000,000   U.S. Treasury Strip, 0.00%,
             05/15/18                               662,558
 1,000,000   U.S. Treasury Strip, 0.00%,
             08/15/21                               273,739
                                                -----------
             TOTAL U.S. GOVERNMENT AND AGENCY
             LONG-TERM OBLIGATIONS
             (cost $6,972,740)                    7,087,238
                                                -----------

             REPURCHASE AGREEMENT (7.7%)
 7,203,000   Fifth Third Bank, 6.47%,
             07/03/00, Collateralized by
             $7,370,000 FNMB Pool #313140,
             7.5%, 10/01/11, market value
             $7,347,060 (cost $7,203,000)         7,203,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $99,509,798)                 $99,537,037
                                                ===========

-------------------------------------------------------
*  Denotes a non-income producing security.

** Denotes a restricted security acquired and eligible for resale under rule
   (44A) which limits the resale to certain qualified buyers.

The abbreviations in the above statement stand for the following:

    ADR       American Depositary Receipt
   FHLMC      Federal Home Loan Mortgage Corporation
    FNMA      Federal National Mortgage Association
    FNMB      Federal National Mortgage Bank
    TBA       To Be Announced
    NV        Naankize Vennootschap (Dutch corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               37

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
   PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
               CORPORATE BONDS (27.1%)
               AEROSPACE/DEFENSE (0.4%)
$    300,000   Lockheed Martin, 8.50%,
               12/01/29                        $    305,478
     100,000   Raytheon Co., 6.15%, 11/01/08         88,751
     125,000   Stellex Industries, Inc.,
               Series B, 9.50%, 11/01/07*****        11,875
                                               ------------
                                                    406,104
                                               ------------

               AUTO PARTS & EQUIPMENT (0.8%)
     400,000   Hayes Lemmerz International,
               Inc., Series B, 8.25%,
               12/15/08                             338,000
     300,000   Tenneco Automotive, Inc.,
               11.625%, 10/15/09                    267,000
     220,000   TRW, Inc., 8.75%, 05/15/06           224,118
                                               ------------
                                                    829,118
                                               ------------
               BANKING (2.7%)
     295,000   Bank One Corp., 6.00%,
               02/17/09                             264,806
     240,000   Chase Manhattan Corp., 7.00%,
               11/15/09                             226,417
  94,000,000   KFW International Finance,
               2.05%, 09/21/09 (JPY)                918,496
     355,000   PNC Funding Corp., 7.50%,
               11/01/09                             342,471
     110,000   PNC Institutional Capital A,
               7.95%, 12/15/26*                      94,743
     550,000   PTC International Finance BV,
               10.75%, 07/01/07                     390,500
     185,000   State Street Corp., 7.65%,
               06/15/10                             184,173
     180,000   Sudwest Landes Bank, 17.50%,
               05/05/03 (PLN)                        41,809
     225,000   Washington Mutual Capital I,
               8.375%, 06/01/27                     200,200
                                               ------------
                                                  2,663,615
                                               ------------

               BROADCAST MEDIA/TELEVISION (4.6%)
     125,000   Adelphia Communications Corp.,
               Series B, 9.875%, 03/01/07           119,688
     750,000   Adelphia Communications Corp.,
               9.375%, 11/15/09                     693,749
     450,000   Callahan Nordrhein-Westf.,
               14.00%, 07/15/10*                    450,162
     500,000   Chancellor Media Corp., Sr.
               Sub. Note, 9.00%, 10/01/08           514,999
     350,000   Charter Communications LLC,
               Series B, 10.25%, 01/15/10           338,625
     220,000   Clear Channel Communications,
               7.875%, 06/15/05                     221,065
     425,000   CSC Holdings, Inc., 7.25%,
               07/15/08                             394,334
     125,000   CSC Holdings, Inc., 7.625%,
               07/15/18                             112,113

-----------------------------------------------------------
   PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
               CORPORATE BONDS (CONTINUED)
               BROADCAST MEDIA/TELEVISION (CONTINUED)
$    250,000   Echostar DBS Corp., 9.375%,
               02/01/09                        $    240,000
     290,000   News America Holdings, 8.875%,
               04/26/23                             297,198
     575,000   RCN Corp., 0/11.125%, 10/15/07       359,375
     150,000   Telewest Communications PLC,
               0/11.00%, 10/01/07                   142,125
     425,000   Telewest Communications, PLC,
               0/9.25%, 04/15/09*                   229,500
     180,000   Time Warner Inc., 6.63%,
               05/15/29                             151,370
     300,000   United Pan-Europe
               Communications, 10.875%,
               08/01/09                             261,000
                                               ------------
                                                  4,525,303
                                               ------------

               CHEMICALS/PLASTICS (0.3%)
     300,000   Huntsman Corp., 10.125%,
               07/01/09*                            302,250
                                               ------------

               COMPUTERS/COMPUTER HARDWARE (0.2%)
     215,000   IBM Corp., 6.50%, 01/15/28           194,186
                                               ------------

               CONSTRUCTION & BUILDING MATERIALS (0.4%)
     490,000   Nortek, Inc., 8.875%, 08/01/08       443,450
                                               ------------

               ENVIRONMENTAL CONTROLS (0.8%)
     900,000   Waste Management, Inc.,
               7.125%, 10/01/07                     805,835
                                               ------------

               FINANCIAL PRODUCTS/SERVICES (2.4%)
     450,000   Ford Motor Credit Co., 7.375%,
               10/28/09                             435,385
     450,000   General Electric Capital
               Corp., 8.00%, 12/29/00               307,279
     315,000   GMAC, 7.75%, 01/19/10                313,138
     350,000   Hartford Financial Services,
               7.90%, 06/15/10                      349,543
     235,000   Household Finance Co., 5.875%,
               02/01/09                             204,137
     325,000   Lehman Holdings, Inc., 8.25%,
               06/15/07                             325,284
     330,000   Merrill Lynch & Co., 5.97%,
               09/11/00, (CAD)                      222,593
      30,000   Merrill Lynch & Co., 6.00%,
               11/15/04                              28,344
     200,000   TPSA Finance BV, 7.75%,
               12/10/08*                            184,221
                                               ------------
                                                  2,369,924
                                               ------------

 38              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
   PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
               CORPORATE BONDS (CONTINUED)
               FOOD PRODUCTS/SERVICES (0.3%)
$    300,000   Smithfield Foods, Inc.,
               7.625%, 02/15/08                $    268,500
                                               ------------

               HEALTHCARE/HEALTHCARE SERVICES (1.7%)
     500,000   Columbia/HCA Healthcare Corp.,
               6.91%, 06/15/05                      456,753
     425,000   Columbia/HCA Healthcare Corp.,
               7.25%, 05/20/08                      378,485
     250,000   Fresenius Medical Care Capital
               Trust I, 9.00%, 12/01/06             237,500
     625,000   Tenet Healthcare Corp., Series
               B, 8.125%, 12/01/08                  571,875
                                               ------------
                                                  1,644,613
                                               ------------
               HOTELS/CASINOS (3.3%)
     625,000   Harrah's Operating Co., Inc.,
               7.875%, 12/15/05                     587,500
     425,000   Hilton Hotels, 7.95%, 04/15/07       399,723
     125,000   HMH Properties, Inc., Series
               C, 8.45%, 12/01/08                   115,781
     650,000   HMH Properties, Inc., Sr.
               Note, Series A, 7.875%,
               08/01/05                             601,249
     125,000   HMH Properties, Inc., Sr.
               Note, Series B, 7.875%,
               08/01/08                             112,188
     275,000   Horseshoe Gaming Holdings,
               8.625%, 05/15/09                     259,188
     475,000   International Game Technology,
               8.375%, 05/15/09                     448,875
     350,000   Park Place Entertainment,
               7.875%, 12/15/05                     329,000
     375,000   Station Casinos, 8.88%,
               12/01/08                             357,188
                                               ------------
                                                  3,210,692
                                               ------------

               INSURANCE (0.9%)
     170,000   Anthem Insurance, 9.00%,
               04/01/27*                            137,224
     265,000   Metropolitan Life Insurance
               Co., 7.80%, 11/01/25                 249,274
     500,000   Prudential Insurance Co.,
               8.30%, 07/01/25                      505,480
                                               ------------
                                                    891,978
                                               ------------

               MANUFACTURING (0.2%)
     250,000   Pacifica Papers, Inc., 10.00%
               03/15/09                             245,625
                                               ------------

               METALS/MINING (0.1%)
     125,000   Murrin Murrin Holdings,
               9.375%, 08/31/07                     108,125
                                               ------------

-----------------------------------------------------------
   PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
               CORPORATE BONDS (CONTINUED)

               MOTOR VEHICLES (0.5%)
$    500,000   Daimler Chrysler Corp.,
               7.125%, 03/01/02                $    499,733
                                               ------------

               OIL & GAS (0.3%)
     350,000   Union Oil of California,
               7.35%, 06/15/09                      339,936
                                               ------------

               PAPER & FOREST PRODUCTS (0.2%)
     200,000   Tjiwi Kimia International BV,
               13.25%, 08/01/01                     175,434
                                               ------------

               REAL ESTATE INVESTMENT/MANAGEMENT (0.1%)
     150,000   Spieker Properties, LP.,
               7.25%, 05/01/09                      139,619
                                               ------------

               RETAIL (1.1%)
     355,000   Federated Department Stores,
               6.90%, 04/01/29                      295,736
     350,000   Kroger Co., 8.05%, 02/01/10          347,808
     500,000   Wal-Mart Stores, 7.55%,
               02/15/30                             510,965
                                               ------------
                                                  1,154,509
                                               ------------

               TELECOMMUNICATIONS (5.5%)
     210,000   BellSouth Telecommunications,
               6.375%, 06/01/28                     173,268
     125,000   Centennial Cellular Corp.,
               10.75%, 12/15/08                     121,406
     220,000   Deutsche Telekom, 8.00%,
               06/15/10                             221,779
     360,000   Exodus Communications, Inc.,
               11.625%, 07/15/10*                   363,600
     500,000   Global Crossing Holding Co.,
               Ltd., 9.63%, 05/15/08                485,000
     135,000   GTE Corp., 6.94%, 04/15/28           119,224
     450,000   Intermedia Communications
               Inc., Series B, 0/11.25%,
               07/15/07                             353,250
     200,000   Intermedia Communications,
               Inc., 8.50%, 01/15/08                184,000
     500,000   Level Three Communications
               Inc., 0/12.875%, 03/15/10*           273,750
     750,000   Nextel Communications, Inc.,
               0/10.65%, 09/15/07                   588,749
     325,000   Nextel Communications, Inc.,
               0/9.75%, 10/31/07                    241,313
     250,000   Nextlink Communications,
               10.75% 11/15/08                      246,250
     350,000   Nextlink Communications,
               0/12.25%, 06/01/09                   215,250
     390,000   PSINet, Inc., Series B,
               10.00%, 02/15/05                     358,800

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               39

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
   PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
               CORPORATE BONDS (CONTINUED)
               TELECOMMUNICATIONS (CONTINUED)
$    525,000   RSL Communications PLC,
               9.125%, 03/01/08                $    341,250
     300,000   Sprint Capital Corp., 5.70%,
               11/15/03                             284,504
   1,050,000   WinStar Communications, Inc.,
               0/14.50%, 04/15/10*                  488,249
     515,000   Worldcom Inc., 6.95%, 08/15/28       455,010
                                               ------------
                                                  5,514,652
                                               ------------
               UTILITIES/POWER PRODUCERS (0.3%)
     300,000   CMS Energy Corp., Sr. Note,
               7.50%, 01/15/09                      268,361
                                               ------------
               TOTAL CORPORATE BONDS
               (cost $27,041,113)                27,001,562
                                               ------------

               MORTGAGE-BACKED SECURITIES (25.9%)
               FINANCIAL/DIVERSIFIED (0.9%)
     400,000   Contimortgage Home Equity Loan
               Trust, Series 1999-3, Class B,
               7.00%, 12/25/29                      358,488
      48,403   First Union Residential
               Securitization, Series 1998-A
               B2, 7.00%, 8/25/28,                   42,894
      73,313   PNC Mortgage Securities Corp.,
               Class 1998-4, Series 3B3,
               6.75%, 05/25/28                       63,289
      97,796   PNC Mortgage Securities Corp.,
               6.8306%, 05/25/28                     85,730
      97,113   PNC Mortgage Securities Corp.,
               Class 1998-5, Series CB3,
               6.7348%, 7/25/28                      84,065
     255,228   PNC Mortgage Securities Corp.,
               Class 1999-2, Series DB3,
               6.9054%, 04/25/29                    222,676
                                               ------------
                                                    857,142
                                               ------------

               U.S. GOVERNMENT AGENCY (25.0%)
         150   FHLMC, IE, Series 1103, Class
               N, 1156.5%, 06/15/21                   4,653
  13,000,000   FNMA, 7.00%, 07/01/30**           12,540,944
   3,000,000   FNMA, 8.00%, 07/01/30**            3,011,250
   9,500,000   FNMA, 7.50%, 07/17/30**            9,357,500
                                               ------------
                                                 24,914,347
                                               ------------
               TOTAL MORTGAGE-BACKED
               SECURITIES
               (cost $25,740,713)                25,771,489
                                               ------------

-----------------------------------------------------------
   PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
               SHORT TERM NOTES (0.3%)
               TURKEY (0.3%)
$    250,000   Turkish Convertibility Linked
               Note, 0.00%, 08/07/00*          $    260,625
                                               ------------
               TOTAL SHORT TERM NOTES
               (cost $251,580)                      260,625
                                               ------------

               SOVEREIGN BONDS (22.7%)
               ALGERIA (0.3%)
     350,000   Algeria Tranche 3, 6.375%,
               03/04/10                             270,375
                                               ------------
               ARGENTINA (1.1%)
     740,000   Republic of Argentina, 7.375%,
               3/31/05***                           677,273
     450,000   Republic of Argentina, 11.75%,
               04/07/09                             418,500
      30,000   Republic of Argentina, 11.75%,
               06/15/15                              27,150
                                               ------------
                                                  1,122,923
                                               ------------
               BRAZIL (1.6%)
     200,000   Federal Republic of Brazil,
               14.50%, 10/15/09                     213,500
     958,038   Federal Republic of Brazil, C-
               Bond, 8.00%, 04/15/14                705,388
     350,000   Republic of Brazil DCB,
               7.438%, 04/15/12***                  258,313
     189,637   Republic of Brazil C-Bond,
               Series L, 8.00%, 04/15/14            139,626
     300,000   Republic of Brazil, 12.25%,
               03/06/30                             275,250
                                               ------------
                                                  1,592,077
                                               ------------
               BULGARIA (0.2%)
     300,000   National Republic of Bulgaria,
               7.0625%, 07/28/11***                 240,590
                                               ------------

               COLUMBIA (0.5%)
     350,000   Republic of Columbia, 10.875%,
               03/09/04                             326,375
     200,000   Republic of Columbia, 11.75%,
               02/25/20                             164,000
                                               ------------
                                                    490,375
                                               ------------
               ECUADOR (0.2%)
     450,000   Republic of Ecuador, 4.00%,
               02/25/25*****                        149,625
                                               ------------

               FRANCE (3.8%)
   3,900,000   Government of France, 5.25%,
               04/25/08 (EUR)                     3,732,769
                                               ------------

 40              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
   PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
               SOVEREIGN BONDS (CONTINUED)
               GERMANY (6.5%)
$  3,720,000   Deutschland Republic, 5.625%,
               01/04/28 (EUR)                  $  3,612,279
   2,650,000   Treuhananstalt, 7.50%,
               09/09/04 (EUR)                     2,759,854
                                               ------------
                                                  6,372,133
                                               ------------
               GREECE (0.8%)
 290,000,000   Hellenic Republic, 9.70%,
               05/27/01                             844,154
                                               ------------

               ITALY (0.3%)
     235,000   Buoni Poliennali Del Teson,
               9.50%, 02/01/01, (EUR)               231,132
     120,000   Buoni Poliennali Del Teson,
               5.25%, 11/01/29, (EUR)               105,092
                                               ------------
                                                    336,224
                                               ------------

               IVORY COAST (0.0%)
     225,000   Ivory Coast, FLIRB, 2.00%,
               03/29/18****                          35,231
                                               ------------
               MEXICO (1.3%)
     750,000   United Mexican States,
               10.375%, 02/17/09                    795,000
     125,000   United Mexican States,
               11.375%, 09/15/16                    142,813
     200,000   United Mexican States, 6.25%,
               Series W-B, 12/31/19                 167,000
     250,000   United Mexican States, 6.25%,
               Series W-A, 12/31/19                 208,750
                                               ------------
                                                  1,313,563
                                               ------------
               MOROCCO (0.2%)
     263,985   Kingdom of Morocco, R & C A,
               7.75%, 01/01/09***                   236,267
                                               ------------

               PERU (0.3%)
     150,000   Republic of Peru, 3.25,
               03/07/17***                           90,188
     250,000   Republic of Peru FLIRB, 2.00%,
               03/17/17***                          166,875
                                               ------------
                                                    257,063
                                               ------------

-----------------------------------------------------------
   PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
               SOVEREIGN BONDS (CONTINUED)

               PHILIPPINES (0.5%)
$    100,000   Bangko Sentral Pilipinas,
               8.60%, 06/15/27                 $     71,000
     125,000   Republic of Philippines,
               9.875%, 01/15/19                     102,188
     400,000   Republic of Philippines,
               10.625%, 03/16/25                    342,000
                                               ------------
                                                    515,188
                                               ------------

               RUSSIA (0.8%)
     200,000   Ministry Finance Russia,
               10.00%, 06/26/07                     154,280
     800,000   Russian Federation, 12.75%,
               06/24/28                             686,520
                                               ------------
                                                    840,800
                                               ------------

               SPAIN (4.1%)
   4,000,000   Bonos Y Oblig Del Estado,
               5.15%, 07/30/09 (EUR)              3,736,465
     330,000   Bonos Y Oblig Del Estado,
               6.15%, 01/31/13 (EUR)                330,161
                                               ------------
                                                  4,066,626
                                               ------------

               SWEDEN (0.1%)
     900,000   Sweden Government, 10.25%,
               05/05/03 (SEK)                       115,877
                                               ------------

               VENEZUELA (0.1%)
     178,570   Venezuela Government, FLIRB,
               Series A, 7.875%, 12/18/07***        145,758
                                               ------------
               TOTAL SOVEREIGN BONDS
               (cost $21,935,906)                22,677,618
                                               ------------

               U.S. GOVERNMENT OBLIGATIONS (12.8%)
               U.S. GOVERNMENT TREASURY (12.8%)
     700,000   U.S. Treasury Bond, 6.125%,
               03/31/02                             707,438
   1,000,000   U.S. Treasury Bond, 5.25%,
               11/15/28                             885,000
   1,000,000   U.S. Treasury Bond, 5.25%,
               02/15/29                             887,188
   1,000,000   U.S. Treasury Note, 6.50%,
               03/31/02                           1,000,313
   1,000,000   U.S. Treasury Note, 5.88%,
               11/15/04                             985,000
   3,000,000   U.S. Treasury Note, 7.50%,
               02/15/05                           3,146,250
   5,150,000   U.S. Treasury Note, 6.00%,
               08/15/09                           5,108,155
                                               ------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
               (cost $12,788,279)                12,719,344
                                               ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               41

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
   PRINCIPAL   SECURITY                           VALUE
-----------------------------------------------------------
               REPURCHASE AGREEMENT (35.4%)
$ 35,201,000   Fifth Third Bank,
               6.47%,07/03/00, Collateralized
               by $35,892,307 FNMA Pool
               #535198, 8.00%, 03/01/30,
               market value $35,905,020 (cost
               $35,201,000)                    $ 35,201,000
                                               ------------
               TOTAL INVESTMENTS
               (cost $122,958,591)             $123,631,638
                                               ============

--------------------------------------------------------------------------------

FOREIGN CURRENCY CONTRACTS

                                                        CONTRACT VALUE    MARKET VALUE     APPRECIATION
                 CURRENCY PURCHASED:                       (U.S.$)          (U.S.$)       (DEPRECIATION)    DELIVERY DATE
                 -------------------                    --------------    ------------    --------------    -------------
Canadian Dollar                                           $1,694,685       $1,688,558       $  (6,127)        09/06/00
                                                          ----------       ----------       ---------
    TOTAL CURRENCY PURCHASED                              $1,694,685       $1,688,558       $   (6127)
                                                          ==========       ==========       =========
CURRENCY SOLD:
-------------
Euro                                                      $  520,000       $  528,053       $   8,053         07/28/00
Euro                                                       6,988,593        6,826,947         310,301         07/26/00
Japanese Yen                                                 863,525          879,609          13,084         07/26/00
                                                          ----------       ----------       ---------
    TOTAL CURRENCY SOLD                                   $8,372,118       $8,234,610       $ 331,438
                                                          ==========       ==========       =========
NET RECEIVABLE FOR FORWARD CURRENCY CONTRACT PURCHASED AND SOLD                             $(337,566)
                                                                                            =========

--------------------------------------------------------------------------------

* Represents a restricted security acquired and eligible for sale under rule 144A, which limits the resale to certain qualified buyers.

**    Mortgage Dollar Roll.

*** Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2000.

****  Variable security in default.

***** Security in default.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

The abbreviations in the above statement stand for the following:

BV       Private Company
CAD      Canadian Dollar
C-Bond   Capitalization Bond
DCB      Debt Conversion Bond
EUR      Euro
FHLMC    Federal Home Loan Mortgage Corporation
FLIRB    Front-Loaded Interest Reduction Bond
FNMA     Federal National Mortgage Association
IE       IOETTE
JPY      Japanese Yen
LLC      Limited Liability Company
LP       Limited Partnership
PAR      Issued at Face Value
PLC      Public Limited Company (British or Irish)
PLN      Polish Zloty
R&C A    Restructuring and Consolidation Agreement
SEK      Swedish Kroner

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 42              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (102.3%)
              APPAREL (1.1%)
     60,000   Brown Shoe Company, Inc.         $    780,000
      4,400   Phillips-Van Heusen Corp.              41,800
     89,400   Reebok International Ltd.*          1,424,813
                                               ------------
                                                  2,246,613
                                               ------------

              BROADCASTING & TELEVISION (0.7%)
    155,300   Cumulus Media, Inc. Class A*        1,417,113
                                               ------------
              BUSINESS SERVICES (3.1%)
     36,000   CDI Corp.*                            733,500
     71,600   Interim Services, Inc.*             1,270,900
    209,800   Kforce.com, Inc.*                   1,455,488
    147,400   Profit Recovery Group
              International, Inc.*                2,450,525
     28,000   Superior Consultant Holdings
              Ltd.*                                 133,000
                                               ------------
                                                  6,043,413
                                               ------------
              CHEMICALS (7.5%)
    171,600   Agrium, Inc.                        1,480,050
    195,300   Crompton Corp.                      2,392,425
    116,900   Geon Co.                            2,162,650
    186,700   Hanna (M.A.) Co.                    1,680,300
    198,000   IMC Global, Inc.                    2,574,000
      1,900   Lubrizol Corp.                         39,900
    134,600   Solutia, Inc.                       1,850,750
    163,000   Wellman, Inc.                       2,638,562
                                               ------------
                                                 14,818,637
                                               ------------
              COMPUTER EQUIPMENT (5.6%)
     58,600   Inter-Tel, Inc.                       941,263
    359,400   Maxtor Corp.*                       3,796,162
    342,800   Quantum Corp. -- DLT & Storage
              Systems*                            3,320,874
    231,600   Quantum Corp. Hard Disk Drive*      2,562,075
     82,900   Technology Solutions Co.*             512,944
                                               ------------
                                                 11,133,318
                                               ------------

              COMPUTER SOFTWARE & SERVICES (16.3%)
     32,300   Barra, Inc.*                        1,600,869
     61,900   Electronics for Imaging, Inc.*      1,566,844
    213,500   General Semiconductor, Inc.*        3,149,125
    727,850   Informix Corp.*                     5,413,384
    119,000   J.D. Edwards & Co.*                 1,792,438
    186,400   Keane, Inc.*                        4,030,900
     68,500   Marchfirst, Inc.*                   1,250,125
     95,000   Mentor Graphics Corp.*              1,888,125
     41,100   Midway Games, Inc.*                   331,369
    535,300   Parametric Technology Corp.*        5,888,299
     79,500   Perot Systems Corp. Class A*          874,500

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE & SERVICES (CONTINUED)
    110,800   S3, Inc.*                        $  1,634,300
    138,000   Systems & Computer Technology
              Corp. *                             2,760,000
                                               ------------
                                                 32,180,278
                                               ------------

              CONSTRUCTION & BUILDING MATERIALS (3.5%)
    142,600   Fluor Corp.                         4,509,725
    273,500   Foster Wheeler Corp.                2,358,938
                                               ------------
                                                  6,868,663
                                               ------------

              CONSUMER PRODUCTS (2.5%)
      1,900   Alberto-Culver Co. Class A             49,875
     81,100   Fleming Co.                         1,059,369
     44,600   Fossil, Inc.*                         866,913
     97,700   Polaroid Corp.                      1,764,705
      1,700   Rayovac Corp.*                         38,038
    116,300   Wolverine World Wide, Inc.          1,148,463
                                               ------------
                                                  4,927,363
                                               ------------

              CONTAINERS (0.3%)
    213,900   Gaylord Container Corp. Class
              A*                                    574,856
                                               ------------

              DRUGS (0.4%)
    122,700   NBTY, Inc.*                           782,213
                                               ------------

              EDUCATIONAL SERVICES (1.4%)
    270,800   Modis Professional Services,
              Inc.*                               2,064,850
     52,900   Sylvan Learning Systems, Inc.*        727,375
                                               ------------
                                                  2,792,225
                                               ------------

              ELECTRIC & ELECTRONIC EQUIPMENT (8.4%)
    196,200   Allen Telecom, Inc.*                3,470,287
     95,800   Applied Power, Inc.                 3,209,300
     93,700   Arrow Electronics, Inc.*            2,904,700
    125,600   Artesyn Technologies, Inc.*         3,493,249
    165,500   Hypercom Corp.*                     2,379,063
     28,900   Manufacturers' Services Ltd.*         594,256
     36,400   Ultratech Stepper, Inc.*              541,450
                                               ------------
                                                 16,592,305
                                               ------------
              ENERGY (4.2%)
    330,200   Newpark Resources, Inc.*            3,116,263
     94,400   Noble Affiliates, Inc.              3,516,399
    137,600   Trico Marine Services, Inc.*        1,754,400
                                               ------------
                                                  8,387,062
                                               ------------
              FINANCIAL SERVICES (2.1%)
     55,200   H&R Block, Inc.                     1,787,100
    114,900   Heller Financial, Inc.              2,355,450
                                               ------------
                                                  4,142,550
                                               ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               43

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              HEALTHCARE (1.0%)
    105,300   HealthSouth Corp.*               $    756,844
     25,100   Mylan Laboratories, Inc.              458,075
     86,700   Omnicare, Inc.                        785,719
                                               ------------
                                                  2,000,638
                                               ------------
              INSURANCE/PROPERTY & CASUALTY (2.1%)
    125,700   Everest Re Group Ltd.               4,132,388
                                               ------------

              IRON & STEEL (1.1%)
    162,200   UCAR International, Inc.*           2,118,738
                                               ------------

              MACHINERY (2.0%)
    171,000   AGCO Corp.                          2,094,750
    129,400   Flowserve Corp.                     1,949,088
                                               ------------
                                                  4,043,838
                                               ------------
              METAL PROCESSORS (3.3%)
    173,300   Thermo Electron Corp.*              3,650,131
     68,900   Timken Co.                          1,283,263
     89,600   Wolverine Tube, Inc.*               1,523,200
                                               ------------
                                                  6,456,594
                                               ------------
              OIL & GAS (5.8%)
     33,200   Friede Goldman Halter, Inc.*          296,725
     66,600   Global Industries Ltd.*             1,257,075
    258,000   Key Energy Services, Inc.*          2,483,250
    188,300   Ocean Energy, Inc.*                 2,671,506
    375,200   Santa Fe Snyder Corp.*              4,267,899
     20,400   Varco International, Inc.*            474,300
                                               ------------
                                                 11,450,755
                                               ------------

              PAPER & FOREST PRODUCTS (1.0%)
    209,900   Abitibi Consolidated, Inc.          1,967,813
                                               ------------

              PRINTING/PUBLISHING (0.9%)
    190,500   Ziff-Davis, Inc.*                   1,714,500
                                               ------------

              RESTAURANTS (0.2%)
     13,000   Papa John's International,
              Inc.*                                 318,500
                                               ------------

              RETAIL (13.8%)
    192,400   Abercrombie & Fitch Co. Class
              A*                                  2,344,874
     70,600   American Eagle Outfitters Ltd.*       988,400
    145,200   Ames Department Stores, Inc.*       1,125,300
     90,300   Anntaylor Stores Corp.*             2,991,187

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
    102,800   Burlington Coat Factory
              Warehouse Corp.                  $  1,111,525
    178,600   Consolidated Stores Corp.*          2,143,200
     39,900   Finlay Enterprises, Inc.*             518,700
    242,000   Heilig Meyers Co.*                    287,375
    338,800   Officemax, Inc.*                    1,694,000
     96,300   Pacific Sunwear of California,
              Inc.*                               1,805,625
     80,200   Regis Corp.                         1,002,500
     64,200   Ross Stores, Inc.                   1,095,413
     49,800   School Specialty, Inc.*               924,413
     79,100   ShopKo Stores, Inc.*                1,216,163
    199,200   Sunglass Hut International,
              Inc.*                               1,637,175
    251,500   Tommy Hilfiger Corp.*               1,886,250
    442,300   Venator Group, Inc.*                4,533,574
                                               ------------
                                                 27,305,674
                                               ------------

              STEEL (1.1%)
    156,057   AK Steel Holding Corp.              1,248,456
     46,500   NS Group, Inc.*                       973,594
                                               ------------
                                                  2,222,050
                                               ------------

              TECHNOLOGY (9.5%)
     80,400   Avnet, Inc.                         4,763,700
    295,600   Ingram Micro, Inc.*                 5,154,525
    115,000   Structural Dynamics Research
              Corp.*                              1,732,188
    161,700   Tech Data Corp.*                    7,044,055
                                               ------------
                                                 18,694,468
                                               ------------

              TRANSPORTATION (3.4%)
    100,500   Offshore Logistics, Inc.*           1,444,688
    107,500   Tidewater, Inc.                     3,870,000
     93,800   Yellow Corp.*                       1,383,550
                                               ------------
                                                  6,698,238
                                               ------------
              TOTAL INVESTMENTS
              (cost $202,607,864)              $202,030,803
                                               ============

-------------------------------------------------------

* Denotes a non-income producing security.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 44              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             SMALL CAP GROWTH FUND

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (80.7%)
              AEROSPACE/DEFENSE (0.4%)
      5,100   REMEC, Inc.*                     $    213,563
                                               ------------

              AGRICULTURAL PRODUCTS (0.2%)
     23,800   Strategic Diagnostics, Inc.*          132,388
                                               ------------

              BEVERAGES (0.4%)
      7,100   Beringer Wine Estates Holdings,
              Inc. Class B*                         250,719
                                               ------------

              BROADCASTING & TELEVISION (2.8%)
     14,700   Citadel Communications Corp.*         513,581
        100   Classic Communications, Inc.
              Class A*                                  894
     21,300   Crown Media Holdings, Inc.
              Class A*                              326,156
     15,000   Cumulus Media, Inc. Class A*          136,875
     12,100   Radio One, Inc.                       266,956
     16,700   Regent Communications, Inc.*          143,516
     13,300   TCI Satellite Entertainment,
              Inc. Class                            115,544
        100   Wink Communications, Inc.*              3,050
      5,100   XM Satellite Radio Holdings,
              Inc. Class A*                         190,931
                                               ------------
                                                  1,697,503
                                               ------------

              COMMUNICATION EQUIPMENT (4.6%)
     17,000   Catapult Communications Corp.*        171,063
      3,700   CommScope, Inc.*                      151,700
        900   Exfo Electro-Optical
              Engineering, Inc.*                     39,488
      1,200   Harmonic, Inc.                         29,700
      6,400   MMC Networks, Inc.*                   342,000
      8,700   Pinnacle Holdings, Inc.*              469,800
      3,300   Polycom, Inc.*                        310,509
      2,400   Proxim, Inc.*                         237,525
      4,600   SBA Communications Corp.*             238,913
      5,700   The Titan Corp.*                      255,075
     10,600   ViaSat, Inc.*                         575,049
                                               ------------
                                                  2,820,822
                                               ------------
              COMPUTER/HARDWARE (0.6%)
      1,800   Extended Systems, Inc.*               172,800
        300   Logitech International SA ADR*         21,900
      5,000   Predictive Systems, Inc.*             179,688
                                               ------------
                                                    374,388
                                               ------------
              COMPUTER NETWORKING (2.6%)
      4,900   Adept Technology, Inc.*               229,075
      6,400   C-COR.net Corp.                       172,800

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              COMPUTER NETWORKING (CONTINUED)
        200   Foundry Networks, Inc.           $     22,100
        500   Luminant Worldwide Corp.*               4,469
      7,400   NetSolve, Inc.*                       192,400
      4,400   Osicom Technologies, Inc.*            372,350
      7,000   RSA Security, Inc.*                   484,750
     22,700   Silicon Graphics, Inc.                 85,125
                                               ------------
                                                  1,563,069
                                               ------------

              COMPUTER SOFTWARE & SERVICES (7.9%)
     12,500   Accrue Software, Inc.*                443,749
      6,900   Actuate Corp.                         368,287
      6,000   Affiliated Computer Services,
              Inc. Class A*                         198,375
      4,800   Agile Software Corp.                  339,299
      7,000   Answerthink Consulting Group*         116,375
     21,400   Brio Technology, Inc.*                453,412
      5,500   CACI International, Inc. Class
              A*                                    107,250
        200   Clarus Corp.*                           7,775
      3,225   Digital Island*                       156,816
      9,500   Embarcadero Technologies, Inc.*       279,063
        900   HNC Software, Inc.*                    55,575
        200   Intertrust Technologies Corp.           4,113
      6,050   IONA Technologies PLC ADR*            381,149
        200   Keynote Systems, Inc.*                 14,113
      2,600   Macromedia, Inc.*                     251,388
        300   N2H2, Inc.*                             1,500
      3,882   NetIQ Corp.*                          231,464
      8,250   Netopia, Inc.*                        332,062
      8,300   Netzee, Inc.*                          47,466
      5,700   New Era of Networks, Inc.*            242,250
      1,500   Numerical Technologies, Inc.*          72,938
      2,400   Precise Software Solutions
              Ltd.*                                  57,600
      8,900   Rainbow Technologies, Inc.*           432,762
      3,500   SERENA Software, Inc.                 158,922
        200   Tumbleweed Communications
              Corp.*                                 10,175
        100   U.S. Interactive, Inc.*                 1,294
        600   Verity, Inc.*                          22,800
      1,012   Wind River Systems, Inc.*              38,330
                                               ------------
                                                  4,826,302
                                               ------------

              CONSTRUCTION (0.7%)
      5,100   Dycom Industries, Inc.                234,600
      7,700   Insituform Technologies, Inc.
              Class A*                              208,863
                                               ------------
                                                    443,463
                                               ------------

              EDUCATION (0.4%)
     10,300   Corinthian Colleges, Inc.*            241,406
                                               ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               45

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             SMALL CAP GROWTH FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              ELECTRICAL EQUIPMENT (0.3%)
      8,200   Manufacturers' Services Ltd.*    $    168,613
                                               ------------

              ELECTRONICS (10.9%)
     11,400   ACT Manufacturing, Inc.*              529,387
      5,100   Aeroflex, Inc.*                       253,406
     10,600   Alpha Industries, Inc.*               467,063
      5,400   American Superconductor Corp.*        260,550
     16,700   Artisan Components, Inc.*             181,613
      2,250   Burr-Brown Corp.*                     195,047
      2,700   Coherent, Inc.*                       226,463
        700   Cree, Inc.                             93,450
     21,000   DDI Corp.*                            598,499
      2,300   Exar Corp.                            200,531
      5,000   Gentex Corp.*                         125,625
      4,600   Helix Technology Corp.                179,400
      8,000   Independent Energy Holdings PLC
              ADR                                    66,500
      4,500   Kopin Corp.*                          311,625
      2,500   Lam Research Corp.                     93,750
      2,000   Merix Corp, Inc.*                      94,000
      1,300   Mettler Toledo International,
              Inc.*                                  52,000
      7,300   Microsemi Corp.*                      247,744
      3,000   MIPS Technologies, Inc. Class
              A*                                    127,500
      4,121   MIPS Technologies, Inc. Class
              B*                                    158,675
      2,150   Orbotech Ltd.*                        199,681
      2,700   Parlex Corp.*                         113,738
      5,500   Photronics, Inc.*                     156,063
     11,000   Power Integrations, Inc.              259,188
     12,000   QuickLogic Corp.*                     267,000
      2,125   TranSwitch Corp.                      164,023
      5,725   Veeco Instruments, Inc.*              419,356
      6,000   Viasystems Group, Inc.*                97,125
      8,800   Virata Corp.                          524,699
                                               ------------
                                                  6,663,701
                                               ------------

              ENTERTAINMENT (2.9%)
      8,600   About.com, Inc.*                      270,900
     39,700   Cybergold, Inc.*                      369,706
      8,200   Imax Corp.*                           186,550
      3,800   Macrovision Corp.                     242,903
     20,700   MyPoints.com, Inc.*                   392,330
        400   SFX Entertainment, Inc.*               18,125
     11,700   Six Flags, Inc,*                      266,175
                                               ------------
                                                  1,746,689
                                               ------------
              FINANCIAL (2.1%)
      4,800   Affiliated Managers Group,
              Inc.*                                 218,400
        100   Allied Capital Corp.                    1,700
        500   Bank United Corp. Class A              17,594
        700   CompuCredit Corp.*                     21,000

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              FINANCIAL (CONTINUED)
      1,200   Federated Investors, Inc.        $     42,075
        700   Financial Securities Assurance
              Holdings Ltd.                          53,113
        800   Golden State Bancorp, Inc.*            14,400
        100   Knight Trading Group, Inc.*             2,981
     20,900   Labranche & Co., Inc.*                300,438
      3,100   Medallion Financial Corp.              47,856
     12,450   Metris Cos., Inc.                     312,806
      8,600   National Commerce
              Bancorporation                        138,138
     11,800   SierraCities.com, Inc.*                44,250
      1,000   Silicon Valley Bancshares              42,625
                                               ------------
                                                  1,257,376
                                               ------------

              FOODS (0.3%)
      5,400   Hain Celestial Group, Inc.*           198,113
                                               ------------

              HEALTHCARE (7.9%)
      1,350   Abgenix, Inc.*                        161,810
      3,200   Cephalon, Inc.*                       191,600
      7,100   Charles River Laboratories
              International, Inc.*                  157,531
     10,600   ChromaVision Medical Systems,
              Inc.*                                 139,788
      6,400   Emisphere Technologies, Inc.*         272,700
      3,220   Enzon, Inc.*                          136,850
      3,200   ImClone Systems, Inc.*                244,600
      7,700   INAMED Corp.*                         282,012
        400   Inhale Therapeutic Systems,
              Inc.*                                  40,588
      8,900   LifePoint Hospitals, Inc.*            198,025
      6,100   Lincare Holdings, Inc.*               150,213
      3,500   Maxim Pharmaceuticals, Inc.*          179,813
      1,300   PAREXEL International Corp.*           12,431
      2,600   Pharmacyclics, Inc.*                  158,600
     10,300   PolyMedica, Corp.*                    445,474
      3,900   Quest Diagnostics, Inc.*              291,524
     11,000   Renal Care Group, Inc.*               268,984
      3,100   Sequenom, Inc.*                       140,663
      5,900   Sonic Innovations, Inc.*              109,519
      4,300   SuperGen, Inc.*                       155,875
      1,400   Tanox, Inc.*                           66,238
      8,800   Titan Pharmaceuticals, Inc.*          378,399
      1,900   United Therapeutics Corp.*            205,913
      2,400   Ventana Medical Systems, Inc.*         56,400
      9,400   Wesley Jessen VisionCare, Inc.*       353,087
                                               ------------
                                                  4,798,637
                                               ------------

              HOTELS & LODGING (0.0%)
      3,300   MeriStar Hotels & Resorts, Inc.         9,488
                                               ------------

 46              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             SMALL CAP GROWTH FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              INSURANCE (0.2%)
      3,100   Annuity and Life Re (Holdings)
              Ltd.                             $     75,949
        300   Mutual Risk Management Ltd.             5,194
        400   Quotesmith.com, Inc.*                     863
      1,200   Reinsurance Group of America,
              Inc.                                   36,150
                                               ------------
                                                    118,156
                                               ------------

              INTERNET (6.6%)
     10,180   24/7 Media, Inc.*                     159,063
      8,400   Allaire Corp.                         308,700
      3,100   Centillium Communications,
              Inc.*                                 213,900
      7,400   Data Return Corp.*                    214,600
        100   DSL.net, Inc.*                          1,031
      5,500   eSPEED, Inc.*                         238,906
      5,300   Globix Corp.*                         155,356
      5,200   HomeStore.com, Inc.*                  151,775
     17,900   Internet Pictures Corp.*              270,738
        100   Interwoven, Inc.*                      10,998
      6,400   IntraNet Solutions, Inc.*             245,600
        200   ITXC Corp.*                             7,081
     12,995   Lifeminders, Inc.*                    384,164
      9,000   Liquid Audio, Inc.*                    85,219
      6,000   PurchasePro.com, Inc.                 246,000
        300   Rare Medium Group, Inc.*                4,744
     20,000   SciQuest.com, Inc.*                   228,750
        100   Software.com, Inc.*                    12,988
      6,950   SonicWALL, Inc.*                      612,033
        100   Ventro Corp.*                           1,888
     11,000   Viant Corp.                           325,875
      4,000   Xcelera.com, Inc.                     136,000
                                               ------------
                                                  4,015,409
                                               ------------
              MANUFACTURING (3.9%)
      5,400   Asyst Technologies, Inc.              184,950
      4,400   Cabot Microelectronics Corp.*         201,300
     12,300   CUNO, Inc. *                          284,438
     11,600   Integrated Device Technology,
              Inc.*                                 694,549
      3,000   Photon Dynamics, Inc.*                224,063
      1,600   Power-One, Inc.                       182,300
     19,000   Tower Automotive, Inc.*               237,500
      2,700   Valence Technology, Inc.*              49,781
      7,000   Varian, Inc.*                         322,875
                                               ------------
                                                  2,381,756
                                               ------------

              OIL & GAS (6.3%)
      3,100   Cal Dive International, Inc.*         167,981
     62,000   Chesapeake Energy Corp.*              480,499
      3,500   Coflexip SA ADR                       211,750
     43,400   Grey Wolf, Inc.*                      217,000
      6,400   Hanover Compressor Co.                243,200
      4,400   Kinder Morgan, Inc.                   152,075
     18,500   Marine Drilling Cos., Inc.*           517,999

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              OIL & GAS (CONTINUED)
      7,100   National-Oilwell, Inc.*          $    233,413
      9,000   Newfield Exploration Co.*             352,125
      1,300   Nuevo Energy Co.*                      24,538
     10,900   Patterson Energy, Inc.*               310,650
      4,400   Precision Drilling Corp.*             169,950
      5,600   Rowan Cos., Inc.*                     170,100
      6,700   Spinnaker Exploration Co.*            171,688
      5,350   UTI Energy Corp.*                     214,669
      9,743   Varco International, Inc.*            226,525
                                               ------------
                                                  3,864,162
                                               ------------

              PRINTING & PUBLISHING (0.2%)
      3,700   Information Holdings, Inc.*           136,900
                                               ------------

              REAL ESTATE INVESTMENT/MANAGEMENT (0.7%)
        100   Alexandria Real Estate
              Equities, Inc.                          3,431
      2,600   Catellus Development Corp.*            39,000
        100   CBL & Associates Properties,
              Inc.                                    2,494
        400   Developers Diversified Realty
              Corp.                                   5,975
        400   General Growth Properties, Inc.        12,700
      2,700   Glenborough Realty Trust, Inc.
              REIT                                   47,081
        400   Health Care Property Investors,
              Inc.                                   10,900
        100   Healthcare Realty Trust, Inc.
              REIT                                    1,706
     30,000   InnKeepers USA Trust REIT             273,751
        800   MeriStar Hospitality Corp. REIT        16,800
        100   SL Green Realty Corp.                   2,675
                                               ------------
                                                    416,513
                                               ------------

              RESTAURANTS (0.0%)
        500   Jack in the Box, Inc.*                 12,313
                                               ------------

              RETAIL (3.2%)
        300   1-800-FLOWERS.COM, Inc.*                1,538
     17,100   Brightpoint, Inc.*                    148,022
      6,200   Copart, Inc.                           99,200
      6,900   Duane Reade, Inc.*                    177,675
      8,700   Factory 2-U Stores, Inc.*             328,969
     13,100   Insight Enterprises, Inc.*            776,993
      7,200   Too, Inc.*                            183,150
      8,500   Ultimate Electronics, Inc.*           227,773
                                               ------------
                                                  1,943,320
                                               ------------

              SERVICES (4.0%)
      3,000   Documentum, Inc.*                     268,125
      2,600   ForSoft Ltd.*                          20,150
     10,600   Hall, Kinion & Associates,
              Inc.*                                 353,112
      5,700   Iron Mountain, Inc.*                  193,800
      3,150   Netegrity, Inc.*                      237,234
      2,000   Plexus Corp.*                         226,000
     17,600   ProsoftTraining.com, Inc.*            295,900

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               47

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             SMALL CAP GROWTH FUND

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              SERVICES (CONTINUED)
      9,650   Radiant Systems, Inc.            $    231,600
        100   Stamps.com, Inc.*                         731
      5,400   Ticketmaster Online CitySearch,
              Inc. Class B*                          86,063
      4,600   True North Communications, Inc.       202,400
     10,300   United Rentals, Inc.*                 176,388
      4,000   VerticalNet, Inc.                     147,750
                                               ------------
                                                  2,439,253
                                               ------------
              STEEL PRODUCERS (1.0%)
     10,600   Maverick Tube Corp.*                  308,725
     14,950   Reliance Steel & Aluminum Co.         285,919
                                               ------------
                                                    594,644
                                               ------------

              TECHNOLOGY (0.1%)
        400   Comverse Technology, Inc.              37,200
                                               ------------

              TELECOMMUNICATIONS (9.5%)
      8,400   Adelphia Business Solutions,
              Inc.*                                 194,775
      3,200   Advanced Fibre Communications,
              Inc.*                                 145,000
     14,600   AirGate PCS, Inc.*                    767,412
      4,800   Alamosa PCS Holdings, Inc.*           100,200
     11,000   Alaska Communications Systems
              Holdings, Inc.*                       114,125
      3,250   Anaren Microwave, Inc.                426,511
      5,400   Andrew Corp.*                         181,238
      5,700   Asia Satellite
              Telecommunications Holdings
              Ltd. ADR                              195,225
      2,600   AudioCodes Ltd.*                      312,000
      2,600   Aware, Inc.*                          132,925
        500   Carrier Access Corp.*                  26,438
      6,200   Clearnet Communications, Inc.
              Class A*                              172,147
      7,500   CoreComm Ltd.                         146,250
      2,300   Ditech Communications Corp.           217,494
      9,800   Dobson Communications Corp.
              Class                                 188,650
      2,600   Gilat Satellite Networks Ltd.*        180,375
        400   Insight Communications Co.,
              Inc.*                                   6,250
        500   Intermedia Communications,
              Inc.*                                  14,875

-----------------------------------------------------------
     SHARES   SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
      5,500   MasTec, Inc.*                    $    210,031
     14,200   MCK Communications, Inc.*             328,375
      1,000   Millicom International Cellular
              SA*                                    35,000
      4,500   Natural MicroSystems Corp.*           505,968
      6,300   Netro Corp.*                          361,462
      3,000   Pegasus Communications Corp.          147,188
      3,800   Tut Systems, Inc.*                    218,025
     21,500   UbiquiTel, Inc.*                      202,906
     10,500   US Unwired, Inc.*                     136,500
        800   VoiceStream Wireless Corp.*            93,038
                                               ------------
                                                  5,760,383
                                               ------------
              TOTAL COMMON STOCK
              (cost $45,897,045)                 49,126,249
                                               ------------

-----------------------------------------------------------
  PRINCIPAL   SECURITY                            VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENT (20.3%)
              REPURCHASE AGREEMENT (20.3%)
$12,365,000   Fifth Third Bank, 6.47%,
              07/03/00, Collateralized by
              $7,389,000 FNMA Pool #535200,
              7.00%, 03/01/15, $2,260,000
              FNMB Pool #313268, 8.00%,
              12/01/16, and $3,175,000 FNMB
              Pool #397355, 7.00%, 04/01/12,
              market value $12,612,300 (cost
              $12,365,000)                     $ 12,365,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $58,262,046)               $ 61,491,249
                                               ============

-------------------------------------------------------

* Denotes a non-income producing security.

  The abbreviations in the above statement stand for the following:

    ADR       American Depositary Receipts
    PLC       Public Limited Company (British)
    FNMA      Federal National Mortgage Association
    FNMB      Federal National Mortgage Bank
    REIT      Real Estate Investment Trust
    SA        Societe Anonyme (French)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 48              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 GLOBAL 50 FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (90.9%)
             AUSTRALIA (1.9%)
             MEDIA (1.9%)
   112,000   News Corp Ltd. Aud .50 Ords        $ 1,546,684
                                                -----------
             AUSTRIA (1.5%)
             BANKING & FINANCE (1.5%)
    25,000   Bank Austria                         1,222,681
                                                -----------
             BELGIUM (0.0%)
             OIL AND GAS EXPLORATION SERVICES (0.0%)
       450   Total Fina SA*                               4
                                                -----------
             CHINA (1.5%)
             ENERGY SOURCES (1.5%)
    90,000   Huaneng Power International ADR      1,198,125
                                                -----------
             FRANCE (11.2%)
             BANKING & FINANCE (1.9%)
    15,600   Banque Nationale De Paris            1,507,363
                                                -----------
             CHEMICALS/SPECIALTY (2.0%)
    94,000   Rhodia SA                            1,585,891
                                                -----------

             HEALTH & PERSONAL CARE (0.3%)
     1,007   Christian Dior SA                      229,259
                                                -----------
             OIL/GAS EXTRACTION (2.0%)
    10,200   Total Fina SA                        1,570,285
                                                -----------
             TELECOMMUNICATIONS (2.8%)
    34,000   Alcatel Alsthom                      2,239,075
                                                -----------
             WATER SUPPLY (2.2%)
     9,900   Suez Lyonnaise des Eaux              1,741,422
                                                -----------
             TOTAL FRANCE                         8,873,295
                                                -----------
             HONG KONG (3.8%)
             ELECTRIC SERVICES (2.1%)
   524,500   Hong Kong Electric Holdings          1,688,890
                                                -----------

             TELECOMMUNICATIONS (1.7%)
   436,000   China Unicom Ltd.                      925,692
    21,000   China Unicom ADR                       446,250
                                                -----------
             TOTAL HONG KONG                      3,060,832
                                                -----------
             JAPAN (12.6%)
             AUTOMOBILE (1.4%)
    34,000   Honda Motor Jpy50 Ords               1,160,097
                                                -----------
             CHEMICALS (2.3%)
   443,000   Mitsubishi Chemical                  1,821,382
                                                -----------

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (CONTINUED)
             JAPAN (CONTINUED)

             FINANCE SERVICES (1.2%)
       375   Aiful Corp.                        $    34,664
   215,000   Chou Trust & Banking Co.               938,833
                                                -----------
                                                    973,497
                                                -----------

             HEALTH & PERSONAL CARE (2.4%)
    29,000   Takeda Chemical Industries
             Japanese Ord                         1,907,723
                                                -----------

             INVESTMENT COMPANY (1.6%)
     9,600   Softbank Corp.                       1,306,598
                                                -----------

             SEMICONDUCTORS AND RELATED SERVICES (3.7%)
    41,000   Fujitsu Ltd.                         1,422,191
     5,400   Rohm Y50                             1,582,209
                                                -----------
                                                  3,004,400
                                                -----------
             TOTAL JAPAN                         10,173,697
                                                -----------

             NETHERLANDS (3.0%)
             ELECTRONICS (3.0%)
    50,300   Philips Electronics N.V              2,381,924
                                                -----------

             FOOD PRODUCTS (0.0%)
        14   Koninklijke Numico N.V                     667
                                                -----------

             INTERNET SERVICES / SOFTWARE (0.0%)
         9   Getronics N.V                              139
                                                -----------

             MEDIA (0.0%)
         8   VNU-Verenigde Nederalndse
             Uitgeversbedrijven                         415
                                                -----------
             TOTAL NETHERLANDS                    2,383,145
                                                -----------

             SINGAPORE (6.3%)
             BANKING/INSURANCE (2.1%)
   130,500   Development Bank of Singapore
             Ltd.                                 1,675,614
                                                -----------

             SEMICONDUCTORS AND RELATED SERVICES (4.2%)
    37,800   Chartered Semiconductor ADR          3,402,000
                                                -----------
             TOTAL SINGAPORE                      5,077,614
                                                -----------

             SOUTH AFRICA (2.4%)
             BEVERAGES/ALCOHOLIC (2.4%)
   257,000   South African Breweries              1,918,088
                                                -----------

             SPAIN (1.7%)
             CONSTRUCTION (1.7%)
    48,200   ACS, Actividades de Construccion
             y Servicios SA                       1,363,019
                                                -----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               49

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 GLOBAL 50 FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (CONTINUED)
             SWEDEN (1.8%)
             PAPER/FOREST PRODUCTS (1.8%)
   152,000   Stora Enso Oyj R Shares            $ 1,395,096
                                                -----------
             SWITZERLAND (7.4%)
             FINANCE SERVICES (3.9%)
       500   Compagnie Financiere Richemont,
             Class A                              1,351,422
     8,700   Credit Suisse Group                  1,736,186
                                                -----------
                                                  3,087,608
                                                -----------
             FOOD PRODUCTS (1.9%)
       770   Nestle Registered                    1,546,094
                                                -----------
             TELEPHONE COMMUNICATIONS (1.6%)
     3,800   Swisscom AG, Registered              1,320,365
                                                -----------
             TOTAL SWITZERLAND                    5,954,067
                                                -----------

             UNITED KINGDOM (10.7%)
             AIRLINES (1.9%)
   267,000   British Airways PLC                  1,536,004
                                                -----------
             INSURANCE (4.0%)
   138,000   Allied Zurich PLC                    1,632,697
   240,000   Royal & Sun Alliance Insurance
             Group PLC                            1,558,713
                                                -----------
                                                  3,191,410
                                                -----------

             TELECOMMUNICATIONS (2.3%)
   450,000   Vodafone Airtouch PLC                1,818,953
                                                -----------

             TELEPHONE COMMUNICATIONS (2.5%)
   118,000   Cable & Wireless PLC                 1,998,986
                                                -----------
             TOTAL UNITED KINGDOM                 8,545,353
                                                -----------

             UNITED STATES (23.3%)
             BEVERAGES (0.2%)
     2,900   Seagram Co. Ltd.                       168,200
                                                -----------

             CABLE/PAY TV/OTHER (1.8%)
    18,800   Time Warner, Inc.                    1,428,800
                                                -----------

             COMPUTER SOFTWARE/SERVICES (3.9%)
    23,900   Cisco Systems, Inc.*                 1,519,144
    17,800   Sun Microsystems, Inc.*              1,618,687
                                                -----------
                                                  3,137,831
                                                -----------
             CRUDE PETROLEUM AND NATURAL GAS (2.1%)
    21,400   Exxon Mobil Corp.                    1,679,900
                                                -----------

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (CONTINUED)
             UNITED STATES (CONTINUED)

             FINANCE SERVICES (3.5%)
    24,500   Ambac Financial Group, Inc.        $ 1,342,906
    91,200   E*Trade Group, Inc.*                 1,504,800
                                                -----------
                                                  2,847,706
                                                -----------

             HEALTH SERVICES (1.5%)
    20,200   Bristol-Myers Squibb Co.             1,176,650
                                                -----------

             INDUSTRIAL GOODS & SERVICES (2.0%)
    34,000   Tyco International, Ltd.             1,610,750
                                                -----------

             PHARMACEUTICALS (1.9%)
    30,000   Pharmacia Corp.                      1,550,625
                                                -----------

             RADIO AND TELEVISION BROADCASTING (0.4%)
     5,099   Viacom Inc. -- Cl. B                   347,688
                                                -----------

             TELEPHONE COMMUNICATIONS (3.9%)
    21,600   Level 3 Communications, Inc.*        1,900,799
    27,100   Worldcom, Inc.                       1,243,213
                                                -----------
                                                  3,144,012
                                                -----------

             TOBACCO (2.1%)
    62,000   Phillip Morris Co., Inc.             1,646,875
                                                -----------
             TOTAL UNITED STATES                 18,739,037
                                                -----------

             VENEZUELA (1.8%)
             TELECOMMUNICATIONS (1.8%)
    55,000   Cia Anonima Telefono                 1,495,313
                                                -----------
             TOTAL COMMON STOCK
             (cost $69,460,268)                  72,946,050
                                                -----------

             PREFERRED STOCK (1.6%)
             PAPERBOARD CONTAINERS AND BOXES (1.6%)
    24,000   Seagrams Co. Ltd. Pfd                1,290,000
                                                -----------
             TOTAL PREFERRED STOCK
             (cost $1,183,440)                    1,290,000
                                                -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT (2.6%)
$2,117,000   Fifth Third Bank, 6.40%,
             07/03/00, Collateralized by
             $2,155,196 FNMB 8.00%, 10/01/16,
             market value $2,159,340 (cost
             $2,117,000)                        $ 2,117,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $72,760,708)                 $76,353,050
                                                ===========

 50              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 GLOBAL 50 FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                               NUMBER
                                                 OF                                                MARKET
                                              CONTRACTS     CONTRACTS DESCRIPTION/EXPIRATION       VALUE
                                              ---------     --------------------------------     ----------
FUTURES:
Europe:                                        21          DJ Euro Stoxx 50 Futures, June
                                                           2000                                  $1,046,176
Japan:                                          5          Topix Index Future, September
                                                           2000*                                    752,116
United Kingdom:                                 7          FTSE 100 Index Future, June 2000*        674,837
United States:                                  7          S&P 500 Futures, September 2000*       2,569,175
    TOTAL FUTURES                                                                                 5,042,304
                                                                                                 ==========

--------------------------------------------------------------------------------

* Denotes a non-income producing security

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

The abbreviations in the above statement stand for the following:

    ADR       American Depositary Receipt
    AG        Aktiengesellschaft (Austrian, German, or Swiss stock
              companies)
    NV        Naamloze Vennootschap (Dutch Corporation)
    ORD       Ordinary Shares
    Oyj       Limited
    PLC       Public Limited Company (British or Irish)
    SA        Societe Anonyme (French, or Swiss Corporation)
    SA        Sociedad Anonima (Spanish or Portuguese Corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               51

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

                   STATEMENT OF INVESTMENTS -- JUNE 30, 2000

                                  (UNAUDITED)

----------------------------------------------------------
SHARES                 SECURITY                   VALUE
----------------------------------------------------------
          COMMON STOCK (99.1%)
          AEROSPACE/DEFENSE (0.5%)
 2,600    Litton Industries, Inc.*             $   109,200
   600    Sequa Corp. -- Class A*                   22,913
 2,900    The Titan Corp.*                         129,775
                                               -----------
                                                   261,888
                                               -----------
          AGRICULTURAL PRODUCTS (0.2%)
 6,500    IMC Global, Inc.                          84,500
                                               -----------
          AIR TRANSPORTATION SERVICES (0.1%)
 2,800    Airborne Freight Corp.                    53,025
                                               -----------

          AIRLINES (0.1%)
 1,500    Alaska Air Group, Inc.                    40,688
                                               -----------

          AUTO PARTS & EQUIPMENT (0.4%)
 1,500    Arvin Industries, Inc.                    26,063
 1,200    Bandag, Ind.                              29,100
 1,500    BorgWarner Automotive, Inc.               52,688
 4,000    Federal Mogul Corp.                       38,250
 3,500    Meritor Automotive, Inc.                  38,500
 1,500    Superior Industries International,
          Inc.                                      38,625
                                               -----------
                                                   223,226
                                               -----------
          BANKS (5.5%)
 3,900    Associated Banc-Corp.                     85,069
 2,900    Astoria Financial                         74,675
 8,400    Banknorth Group, Inc.                    128,624
 2,200    CCB Financial Corp.                       81,400
 2,700    City National Corp.                       95,850
 6,900    Compass Bancshares, Inc.                 117,731
 6,300    Dime Bancorp, Inc.                        99,225
 5,000    FirstMerit Corp.                         106,875
11,200    First Security Corp.                     151,899
 7,400    First Tennessee National Corp.           122,563
 2,700    First Virginia Banks, Inc.                93,994
 5,900    GreenPoint Financial Corp.               110,625
 9,100    Hibernia Corp. Class A                    98,963
 2,800    Keystone Financial, Inc.                  59,500
 5,900    Marshall & Ilsley Corp.                  244,849
 3,900    Mercantile Bankshare Corp.               116,269
 9,900    North Fork Bancorporation, Inc.          149,737
 4,000    NOVA Corp.*                              111,750
 4,500    Pacific Century Financial Corp.           65,813
 2,800    Provident Financial Group                 66,675
 4,600    TCF Financial Corp.                      118,163
 3,000    Webster Financial Corp.                   66,563
 2,100    West America Bankcorporation              54,863
 1,800    Wilmington Trust Corp.                    76,950
 4,900    Zions Bancorporation                     224,863
                                               -----------
                                                 2,723,488
                                               -----------

----------------------------------------------------------
SHARES                 SECURITY                   VALUE
----------------------------------------------------------
          COMMON STOCK (CONTINUED)
          BATTERIES (0.2%)
 5,700    Energizer Holdings, Inc.*            $   104,025
                                               -----------

          BEVERAGES (0.2%)
 7,700    Whitman Corp.                             95,288
                                               -----------

          BIOTECHNOLOGY (2.2%)
10,200    Chiron Corp.*                            484,500
 5,200    Millenium Pharmaceuticals, Inc.*         581,750
                                               -----------
                                                 1,066,250
                                               -----------

          BROADCASTING & TELEVISION (2.4%)
 2,030    Chris-Craft Industries, Inc.             134,107
 6,200    Hispanic Broadcasting Corp., Class
          A                                        205,375
 5,800    Univision Communications, Inc.*          600,300
 6,400    Westwood One, Inc.                       218,400
                                               -----------
                                                 1,158,182
                                               -----------

          BUILDING MATERIALS (0.7%)
 4,000    American Standard Cos                    164,000
 2,700    Martin Marietta Materials, Inc.          109,181
 2,700    USG Corp.                                 82,013
                                               -----------
                                                   355,194
                                               -----------

          CHEMICALS/SPECIALTY (2.1%)
 1,700    A. Schulman, Inc.                         20,506
 4,000    Airgas, Inc.                              22,750
 2,600    Albemarle Corp.                           51,350
 3,800    Cabot Corp.                              103,550
 6,500    Crompton Corp.                            79,625
 2,300    Cytec Industries, Inc.*                   56,781
 4,700    Ethyl Corp.                               11,750
 2,000    Ferro Corp.                               42,000
   800    Fuller (H. B.) Co.                        36,450
 1,800    Georgia Gulf Corp.                        37,463
 2,800    Hanna (M.A.) Co.                          25,200
 3,100    Lubrizol Corp.                            65,100
 6,700    Lyondell Chemical Co.                    112,225
 1,200    Minerals Technologies, Inc.               55,200
 6,000    RPM, Inc./Ohio                            60,750
 6,200    Solutia, Inc.                             85,250
 2,000    Structural Dynamics, Research
          Corp.*                                    30,125
 2,400    Valspar Corp.                             81,000
 1,800    Wellman, Inc.                             29,138
                                               -----------
                                                 1,006,213
                                               -----------

          COMMUNICATION EQUIPMENT (0.4%)
 2,000    Polycom, Inc.*                           188,188
                                               -----------

 52              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

----------------------------------------------------------
SHARES                 SECURITY                   VALUE
----------------------------------------------------------
          COMMON STOCK (CONTINUED)
          COMPUTER SOFTWARE & SERVICES (7.6%)
 2,800    Affiliated Computer Services, Inc.
          Class A*                             $    92,575
14,000    Cadence Design Systems, Inc.*            285,250
 3,500    Cambridge Technology Partners,
          Inc.*                                     30,516
 3,700    Electronic Arts, Inc.                    269,869
 7,000    Fiserv, Inc.                             302,749
11,500    Intuit, Inc.*                            475,812
 4,000    Keane, Inc.*                              86,500
 4,900    Legato Systems, Inc.                      74,113
 2,800    Macromedia, Inc.*                        270,725
 8,300    Marchfirst, Inc.                         151,475
 7,900    Network Associates, Inc.*                160,963
 3,600    NVIDIA Corp.*                            228,825
 2,000    Policy Management Systems Corp.*          30,750
 3,500    Powerwave Technologies, Inc.*            154,000
 5,000    Rational Software Corp.                  464,687
 2,400    Sykes Enterprises, Inc.*                  30,900
 7,850    Symbol Technologies, Inc.                423,899
 4,000    Synopsys, Inc.*                          138,250
 1,900    Transaction Systems Architects,
          Inc. Class A*                             32,538
                                               -----------
                                                 3,704,396
                                               -----------

          COMPUTERS/HARDWARE (1.2%)
15,900    Informix Corp.*                          118,256
 3,600    Mentor Graphics Corp.*                    71,550
 9,100    Quantum Corp. -- DLT & Storage
          Systems*                                  88,156
 5,700    Storage Technology Corp.                  62,344
 7,500    Sungard Data Systems,Inc.*               232,500
                                               -----------
                                                   572,806
                                               -----------

          CONGLOMERATES (0.1%)
 2,800    Ogden Corp.                               25,200
                                               -----------
          CONSTRUCTION (0.3%)
 7,800    Clayton Homes, Inc.                       62,400
 1,600    Granite Construction, Inc.                39,200
 1,500    Jacobs Engineering Group, Inc.*           49,031
                                               -----------
                                                   150,631
                                               -----------
          CONSUMER FINANCE (0.8%)
12,100    Concord EFS, Inc.                        314,600
 6,100    National Commerce Bancorporation          97,981
                                               -----------
                                                   412,581
                                               -----------

          CONTAINERS/PACKAGING (0.2%)
 5,700    Sonoco Products Co.                      117,206
                                               -----------

----------------------------------------------------------
SHARES                 SECURITY                   VALUE
----------------------------------------------------------
          COMMON STOCK (CONTINUED)

          DATA PROCESSING & PREPARATION (0.3%)
 3,000    CSG Systems International, Inc.*     $   168,188
                                               -----------

          DISTRIBUTION (0.9%)
 5,500    Arrow Electronics, Inc.*                 170,500
 2,000    Dean Foods Co.                            63,375
 3,000    Tech Data Corp.                          130,688
 3,500    Vectren Inc.                              60,375
                                               -----------
                                                   424,938
                                               -----------

          ELECTRIC COMPANIES (6.1%)
 6,300    Allegheny Energy, Inc.                   172,462
 4,500    Alliant Energy Corp.                     117,000
 1,200    Black Hills Corp.                         27,075
 7,200    Calpine Corp.*                           473,399
 1,300    Cleco Corp.                               43,550
 1,800    CMP Group, Inc.                           52,763
 5,100    Conectiv, Inc.                            79,369
 7,500    DPL, Inc.                                164,531
 7,000    Energy East Corp.                        133,438
 1,800    Hawaiian Electric Industries, Inc.        59,063
 2,100    IDACORP, Inc.                             67,725
 4,900    IPALCO Enterprises, Inc.                  98,613
 3,500    Kansas City Power & Light                 78,750
 7,400    L G & E Energy Corp.                     176,674
 4,200    Minnesota Power, Inc.                     72,713
 6,900    NiSource, Inc.                           128,513
 8,400    Northeast Utilities                      182,699
 4,400    Oklahoma Gas & Electric Co.               81,400
 6,700    Potomac Electric Power Co.               167,499
 4,800    Puget Sound Power & Light                102,300
 4,500    Questar Corp.                             87,188
 4,500    Sierra Pacific Resources                  56,531
 7,100    TECO Energy, Inc.                        142,444
 5,300    Utilicorp United, Inc.                   105,338
 6,800    Wisconsin Energy Corp.                   134,725
                                               -----------
                                                 3,005,762
                                               -----------

          ELECTRICAL EQUIPMENT (0.3%)
 1,800    AMETEK, Inc.                              31,500
 3,600    Hubbell, Inc. Class B                     91,800
                                               -----------
                                                   123,300
                                               -----------

          ELECTRONICS (9.8%)
 2,600    Atmel Corp.                              464,625
 2,500    Avnet, Inc.                              148,125
 3,200    Burr-Brown Corp.*                        277,400
 3,700    Cirrus Logic, Inc.*                       59,200
 6,800    Cypress Semiconductor Corp.*             287,300
10,800    Jabil Circuit, Inc.*                     535,949
 1,900    L-3 Communications Hldgs, Inc.           108,419
 4,400    Microchip Technology, Inc.               256,369

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               53

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

----------------------------------------------------------
SHARES                 SECURITY                   VALUE
----------------------------------------------------------
          COMMON STOCK (CONTINUED)
          ELECTRONICS (CONTINUED)
 4,200    QLogic Corp.*                        $   277,463
 2,400    Sawtek, Inc.*                            138,150
 8,200    SCI Systems, Inc.                        321,338
 1,900    Semtech Corp.                            145,320
 4,400    Sensormatic Electronics Corp.*            69,575
 2,300    TranSwitch Corp.                         177,531
 7,850    Vishay Intertechnology, Inc.*            297,809
10,600    Vitesse Semiconductor Corp.*             779,762
 3,600    Waters Corp.*                            449,325
                                               -----------
                                                 4,793,660
                                               -----------

          ENTERTAINMENT (0.9%)
 3,000    International Speedway Corp.             124,125
17,300    Park Place Entertainment Corp.*          210,844
 4,500    Six Flags, Inc.*                         102,375
                                               -----------
                                                   437,344
                                               -----------

          FINANCIAL/DIVERSIFIED (1.9%)
 5,100    A.G. Edwards, Inc.*                      198,900
16,600    E*TRADE Group, Inc.*                     273,900
 3,500    The FINOVA Group, Inc.                    45,500
 1,800    Investment Technology Group*              71,100
 3,600    Legg Mason, Inc.                         180,000
 1,500    NCO Group, Inc.                           34,688
 4,700    Waddell & Reed Financial                 154,219
                                               -----------
                                                   958,307
                                               -----------

          FOODS (1.6%)
 3,200    Dole Food Co., Inc.                       44,800
 1,600    Dreyer's Grand Ice Cream, Inc.            33,600
 5,700    Flowers Industries, Inc.                 113,644
 8,000    Hormel Foods Corp.                       134,499
 6,000    IBP, Inc.                                 92,625
 1,100    International Multi-Foods Corp.           19,044
 3,700    Interstate Bakeries Corp.                 51,800
 1,600    Lance, Inc.                               14,400
 3,900    Mccormick & Co.                          126,750
 1,600    The Smucker (J.M.) Co. -- Class A         30,800
 1,700    Suiza Foods                               83,088
 2,800    Universal Foods Corp.                     51,800
                                               -----------
                                                   796,850
                                               -----------

          GAMING (0.2%)
 4,100    International Game Technology*           108,650
                                               -----------

          HEALTHCARE (4.6%)
 1,600    Acuson Corp.*                             21,600
 3,000    Apria Healthcare Group, Inc.*             36,750
 1,700    Beckman Coulter, Inc.                     99,238
 5,800    Beverly Enterprises, Inc.*                16,313

----------------------------------------------------------
SHARES                 SECURITY                   VALUE
----------------------------------------------------------
          COMMON STOCK (CONTINUED)
          HEALTHCARE (CONTINUED)
 3,200    Covance, Inc.*                       $    28,200
 2,200    Express Scripts, Inc., Class A*          136,675
 2,700    First Health Group Corp.*                 88,594
 6,900    Foundation Health Systems, Inc. --
          Class A                                   89,700
14,200    Health Management Associates, Inc.,
          Class A*                                 185,487
 3,600    Hillenbrand Industry, Inc.               112,725
 3,000    Lincare Holdings, Inc.*                   73,875
 7,300    Mylan Laboratories, Inc.                 133,225
 4,700    Oxford Health Plans, Inc.                111,919
 2,000    PacifiCare Health Systems, Inc.*         120,375
 4,200    Perrigo Co.*                              26,513
 2,600    Quest Diagnostics, Inc.*                 194,349
 4,000    Quorum Health Group, Inc.                 41,250
 3,800    STERIS Corp.*                             33,725
11,100    Stryker Corp.                            485,624
 2,100    Trigon Healthcare, Inc.                  108,281
 3,500    VISX, Inc.*                               98,219
                                               -----------
                                                 2,242,637
                                               -----------

          HOTELS & LODGING (0.2%)
 5,200    Mandalay Resort Group*                   104,000
                                               -----------

          HOUSEHOLD FURNISHING & APPLIANCES (0.5%)
 2,800    Furniture Brands International,
          Inc.*                                     42,350
 3,100    Mohawk Industries Co.                     67,425
 7,300    Shaw Industries, Inc.                     91,250
 2,800    Westpoint Stevens, Inc.                   31,150
                                               -----------
                                                   232,175
                                               -----------

          HOUSEHOLD PRODUCTS (0.2%)
 2,700    Blyth Industries, Inc.                    79,650
 2,200    Church & Dwight, Inc.                     39,600
                                               -----------
                                                   119,250
                                               -----------

          INSURANCE (2.8%)
 3,000    Allmerica Financial Corp.                157,125
 4,000    AMBAC Financial Group, Inc.              219,250
 3,300    American Financial Group, Inc.            81,881
 2,600    Everest Re Group Ltd.                     85,475
 2,300    Horace Mann Educators Corp.               34,500
 1,600    HSB Group, Inc.                           49,800
 3,400    Ohio Casualty Corp.                       36,125
 6,700    Old Republic International Corp.         110,550
 2,500    PMI Group, Inc.                          118,750
 3,700    Protective Life Corp.                     98,513
 5,100    ReliaStar Financial Corp.                267,431
 3,900    Unitrin, Inc.                            114,563
                                               -----------
                                                 1,373,963
                                               -----------

 54              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

----------------------------------------------------------
SHARES                 SECURITY                   VALUE
----------------------------------------------------------
          COMMON STOCK (CONTINUED)
          IRON & STEEL (0.2%)
 6,300    AK Steel Holding Corp.               $    50,400
 2,600    UCAR International, Inc.*                 33,963
                                               -----------
                                                    84,363
                                               -----------
          LEISURE PRODUCTS (0.3%)
 4,400    Callaway Golf Co.                         71,775
 3,300    Sotheby's Holdings, Inc. Class A          57,750
                                               -----------
                                                   129,525
                                               -----------
          MACHINERY/DIVERSIFIED (0.9%)
 3,400    AGCO Corp.                                41,650
 1,712    Albany International Corp. Class A*       24,824
 2,100    Flowserve Corp.                           31,631
 2,000    Imation Corp.*                            58,750
 1,700    Kennametal, Inc.                          36,444
 1,300    MagneTek, Inc.*                           10,400
 1,800    SPX Corp.                                217,688
 1,600    Stewart & Stevenson Services, Inc.        24,100
 1,100    Tecumseh Products Co. Class A             42,006
                                               -----------
                                                   487,493
                                               -----------

          MANUFACTURING (2.4%)
 1,700    Carlisle Companies, Inc.                  76,500
 1,300    The Dexter Corp.                          62,400
 5,400    The Dial Corp.                            56,025
 2,600    Donaldson Co., Inc.                       51,350
 2,600    Federal Signal Corp.                      42,900
 2,000    GTECH Holdings Corp.                      45,375
 2,300    Harsco Corp.                              58,650
 5,300    Integrated Device Technology, Inc.*      317,337
 2,200    Lancaster Colony Corp.                    42,213
 2,500    Mark IV Industries, Inc.                  52,188
 1,700    Modine Manufacturing Co.                  45,900
   300    NCH Corp.                                 10,856
 1,800    Newport News Shipbuilding, Inc.           66,150
 2,600    Olin Corp.                                42,900
 2,800    Pentair, Inc.                             99,399
 2,200    Teleflex, Inc.                            81,538
 2,200    Trinity Industries, Inc.                  40,700
                                               -----------
                                                 1,192,381
                                               -----------

          MEDICAL EQUIPMENT & SUPPLIES (1.1%)
 2,900    DENTSPLY International, Inc.              89,356
 3,300    Edwards Lifesciences Corp.*               63,113
 1,800    Minimed, Inc.                            212,400
 5,200    Omnicare, Inc.                            47,125
 4,000    PSS World Medical, Inc.*                  26,875
 5,900    Sybron International
          Corp.-Wisconsin*                         116,894
                                               -----------
                                                   555,763
                                               -----------

----------------------------------------------------------
SHARES                 SECURITY                   VALUE
----------------------------------------------------------
          COMMON STOCK (CONTINUED)
          METAL FABRICATION (0.2%)
 1,200    Carpenter Technology Corp.           $    25,350
   400    MAXXAM, Inc.                               7,100
 1,400    Precision Castparts Corp.                 63,350
 1,400    Ryerson Tull, Inc.                        14,525
                                               -----------
                                                   110,325
                                               -----------

          METALS & MINING (0.3%)
   600    Cleveland Cliffs, Inc.                    15,488
 1,700    Kaydon Corp.                              35,700
 2,000    Southdown, Inc.                          115,500
                                               -----------
                                                   166,688
                                               -----------

          NATURAL GAS (0.6%)
 6,500    Kinder Morgan, Inc.                      224,656
 2,600    Washington Gas Light Co.                  62,563
                                               -----------
                                                   287,219
                                               -----------

          OFFICE EQUIPMENT & SUPPLIES (0.8%)
 3,900    Harris Corp.                             127,724
 4,500    Herman Miller, Inc.                      116,438
 3,400    HON Industries, Inc.                      79,900
 1,600    The Standard Register Co.                 22,800
 2,300    Wallace Computer Services, Inc.           22,713
                                               -----------
                                                   369,575
                                               -----------

          OIL & GAS PRODUCERS (10.2%)
 3,100    AGL Resources, Inc.                       49,406
 4,700    BJ Services Co.*                         293,750
 4,900    Devon Energy Corp.                       275,319
 3,800    DQE, Inc.                                150,338
 8,600    Dynegy, Inc.                             587,487
 7,800    ENSCO International, Inc.                279,338
 9,900    Global Marine, Inc.*                     279,056
 6,200    Grand Prideco. Inc.                      155,000
 3,300    Hanover Compressor Co.                   125,400
 2,800    Helmerich & Payne, Inc.                  104,650
 7,600    Keyspan Corp.                            233,700
 4,900    MCN Corp.                                104,738
 2,600    Murphy Oil Corp.                         154,538
 8,300    Nabors Industries, Inc.                  344,968
 2,200    National Fuel Gas Co.                    107,250
 3,200    Noble Affiliates, Inc.                   119,200
 7,600    Noble Drilling Corp.*                    313,024
 9,500    Ocean Energy, Inc.                       134,781
 4,500    Pennzoil-Quaker State Co.                 54,281
 5,700    Pioneer Natural Resources Co.*            72,675
10,400    Santa Fe Snyder Corp.*                   118,300
 2,900    Smith International, Inc.*               211,156
 3,400    Tidewater, Inc.                          122,400
 4,900    Ultramar Diamond Shamrock Corp.          121,581

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               55

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

----------------------------------------------------------
SHARES                 SECURITY                   VALUE
----------------------------------------------------------
          COMMON STOCK (CONTINUED)
          OIL & GAS PRODUCERS (CONTINUED)
 3,200    Valero Energy Corp.                  $   101,600
 5,208    Varco International, Inc.*               121,086
 6,200    Weatherford International, Inc.          246,838
                                               -----------
                                                 4,981,860
                                               -----------

          PAPER & FOREST PRODUCTS (1.2%)
 2,900    Bowater, Inc.                            127,963
   900    Chesapeake Corp.                          26,663
 5,200    Consolidated Papers, Inc.                190,125
 4,600    Georgia Pacific Timber Corp.              99,475
 2,900    Longview Fibre Co.                        32,081
 2,400    P.H. Glatfelter & Co.                     24,450
 1,600    Rayonier, Inc.                            57,400
 2,900    Wausau-Mosinee Paper Corp.                24,831
                                               -----------
                                                   582,988
                                               -----------

          PHARMACEUTICALS (5.0%)
 7,600    Bergen Brunswig Corp. Class A             41,800
 2,600    Carter-Wallace, Inc.                      52,325
 4,800    Forest Laboratories, Inc. Class A*       484,799
 4,800    Genzyme Corp.-General Division           285,300
 2,500    Gilead Sciences, Inc.*                   177,813
 4,500    ICN Pharmaceuticals, Inc.                125,156
 2,500    IDEC Pharmaceuticals Corp.               293,281
 1,800    Incyte Pharmaceuticals, Inc.*            147,938
 8,900    IVAX Corp.*                              369,350
 4,100    Sepracor, Inc.*                          494,562
                                               -----------
                                                 2,472,324
                                               -----------
          PUBLISHING (1.4%)
 1,400    Banta Corp.                               26,513
 1,800    Houghton Mifflin Co.                      84,038
 2,500    Lee Enterprises, Inc.                     58,281
 6,000    The Readers Digest Association,
          Inc. Class A                             238,500
 1,000    Scholastic Corp.                          61,125
   500    The Washington Post Co. Class B          238,999
                                               -----------
                                                   707,456
                                               -----------

          RESTAURANTS (0.8%)
 2,100    Bob Evans Farms                           31,369
 3,700    Brinker International, Inc.              108,225
 2,400    Buffets, Inc.                             30,450
 3,300    CBRL Group, Inc.                          48,469
 1,500    Lone Star Steakhouse & Saloon, Inc.       15,188
 4,400    Outback Steakhouse, Inc.                 128,699
 1,400    Papa John's International, Inc.           34,300
                                               -----------
                                                   396,700
                                               -----------

----------------------------------------------------------
SHARES                 SECURITY                   VALUE
----------------------------------------------------------
          COMMON STOCK (CONTINUED)
          RETAIL (5.2%)
 5,800    Abercrombie & Fitch Co.*             $    70,688
 2,700    American Eagle Outfitters Ltd.*           37,800
 3,700    Barnes & Noble, Inc.*                     82,325
 4,200    BJ's Wholesale Club, Inc.                138,600
 4,400    Borders Group, Inc.*                      68,475
 4,900    CDW Computer Centers, Inc.               306,249
 2,900    Claire's Stores, Inc.                     55,825
 5,850    Dollar Tree Stores, Inc.                 231,440
 3,600    DST Systems, Inc.*                       274,049
 9,700    Family Dollar Stores, Inc.               189,755
 2,200    Fastenal Co.                             111,375
 2,500    Hannaford Brothers Co.                   179,688
 6,700    Jones Apparel Group, Inc.*               157,450
 1,700    Lands End, Inc.                           56,738
 2,800    Nieman Marcus Group, Inc.                 84,525
 6,400    Officemax, Inc.                           32,000
 1,300    Payless Shoesource, Inc.                  66,625
 5,000    Ross Stores, Inc.                         85,313
 2,600    Ruddick Corp.                             30,713
 8,100    Saks, Inc.                                85,050
12,800    Sovereign Bancorp, Inc.                   90,000
 3,000    The Warnaco Group, Inc. Class A           23,250
 3,200    Williams Sonoma, Inc.                    103,800
                                               -----------
                                                 2,561,733
                                               -----------

          SEMICONDUCTORS (0.9%)
 4,800    Micrel, Inc.                             208,500
 2,200    TriQuint Semiconductor, Inc.*            210,513
                                               -----------
                                                   419,013
                                               -----------

          SERVICES (6.5%)
 3,300    ACNielson Corp.                           72,600
 4,900    Acxiom Corp.                             133,525
 4,300    Apollo Group, Inc. Class A               120,400
 3,300    CheckFree Holdings Corp.*                170,156
 9,500    Cintas Corp.                             348,530
 8,700    Comdisco, Inc.                           194,118
 4,000    DeVry, Inc.*                             105,750
 4,000    Diebold, Inc.                            111,500
 5,000    Gartner Group, Inc., Class B              49,375
 2,700    GATX Corp.                                91,800
 3,900    Harte-Hanks, Inc.                         97,500
 2,000    Kelly Services, Inc. Class A              46,250
 4,300    Manpower, Inc.                           137,600
 5,500    Modis Professional Services, Inc.         41,938
 2,300    Navigant Consulting Co.                    9,775
   900    Nordson Corp.                             45,563
 2,900    Pittston Brink's Group                    39,694
 3,300    Quanta Services, Inc.                    181,500
 4,400    Reynolds & Reynolds Co. Class A           80,300
10,100    Robert Half International, Inc.          287,849

 56              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)

----------------------------------------------------------
SHARES                 SECURITY                   VALUE
----------------------------------------------------------
          COMMON STOCK (CONTINUED)
          SERVICES (CONTINUED)
 1,700    Rollins, Inc.                        $    25,288
 6,100    Stewart Enterprises, Inc., Class A        21,541
 5,100    Sybase, Inc.*                            117,300
 2,400    Sylvan Learning Systems, Inc.             33,000
 3,400    Symantec Corp.*                          183,387
12,800    Tyson Foods, Inc., Class A               112,000
 3,100    Valassis Communications, Inc.*           118,188
 5,300    Viad Corp.                               144,425
 2,200    York International Corp.                  55,550
                                               -----------
                                                 3,176,402
                                               -----------

          SHIPPING/TRANSPORTATION (0.2%)
 2,400    Alexander & Baldwin, Inc.                 52,950
 1,900    Overseas Shipholding Group, Inc.          46,788
                                               -----------
                                                    99,738
                                               -----------
          TELECOMMUNICATIONS (2.6%)
 2,200    ADTRAN, Inc.                             131,725
 2,100    Antec Corp.                               87,281
 6,800    Belo (A.H.) Corp. -- Common Series A     117,725
12,100    Broadwing, Inc.                          313,844
 3,000    COMSAT Corp.                              74,063
 2,900    CommScope, Inc.*                         118,900
 1,400    Media General, Inc. Class A               67,988
 3,400    Telephone and Data Systems, Inc.         340,849
                                               -----------
                                                 1,252,375
                                               -----------

          TEXTILES/APPAREL (0.1%)
 3,000    Burlington Industries, Inc.*               5,063
 3,200    Unifi, Inc.                               39,600
                                               -----------
                                                    44,663
                                               -----------
          TOBACCO (0.4%)
 5,900    R.J. Reynolds Tobacco Holdings,
          Inc.*                                    164,831
 1,600    Universal Corp.                           33,800
                                               -----------
                                                   198,631
                                               -----------

          TRANSPORTATION (0.5%)
 1,400    Arnold Industries, Inc.                   16,888
 2,400    C.H. Robinson Worldwide, Inc.            118,800
 2,800    CNF Transportation, Inc.                  63,700
 2,000    J.B. Hunt Transport Services, Inc.        30,875
 2,800    Wisconsin Central Transportation
          Corp.*                                    36,400
                                               -----------
                                                   266,663
                                               -----------

----------------------------------------------------------
SHARES                 SECURITY                   VALUE
----------------------------------------------------------
          COMMON STOCK (CONTINUED)
          TRAVEL (0.2%)
 5,200    Galileo International, Inc.          $   108,550
                                               -----------

          TRUCKS & PARTS (0.3%)
 3,800    Lear Corp.*                               75,999
 3,600    Swift Transportation Co., Inc.            50,400
                                               -----------
                                                   126,399
                                               -----------

          UTILITIES (1.3%)
 5,600    American Water Works Co., Inc.           140,000
 6,000    Montana Power Co.                        211,875
 3,200    NSTAR                                    130,200
 2,200    Public Service Co. of New Mexico          33,963
 6,000    SCANA Corp.                              144,750
                                               -----------
                                                   660,788
                                               -----------
          TOTAL COMMON STOCK
          (cost $47,086,923)                    48,671,614
                                               -----------

          DEPOSITARY RECEIPTS (0.7%)
 3,900    S&P 400 Mid-Cap Depositary Receipt       346,125
                                               -----------
          TOTAL DEPOSITARY RECEIPTS
          (cost $350,469)                          346,125
                                               -----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENT (0.3%)
            REPURCHASE AGREEMENT (0.3%)
$138,000    Fifth Third Bank, 6.47%, 07/03/00,  $   138,000
            Collateralized by $138,000 FHARM
            Pool #406371, 6.39%, 10/01/27,
            market value $140,760 (cost
            $138,000)
            TOTAL
            (Cost $47,575,392)                  $49,155,739
                                                ===========

-------------------------------------------------------

* Denotes a non-income producing security.

The abbreviation in the above statement stands for the following:
  FHARM    Freddie Mac Adjustable Rate Mortgage

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               57

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  CAPITAL       GOVERNMENT        MONEY           SMALL
                                                TOTAL RETURN    APPRECIATION       BOND           MARKET         COMPANY
                                                    FUND            FUND           FUND            FUND            FUND
                                               --------------   ------------   ------------   --------------   ------------
ASSETS:
  Investments in securities, at value (cost
    $1,900,721,695; $791,419,483;
    $714,289,543; and $584,122,767
    respectively)                              $2,156,827,861    $880,009,506  $698,111,999   $           --   $681,732,865
  Investments in short-term securities, at
    value (cost $91,674,800; $13,649,615;
    $1,825,544,242; and $24,983,350
    respectively)                                  91,657,393     13,646,986             --    1,825,544,242     24,983,883
  Repurchase Agreements, at value (cost
    $16,502,000; and $37,750,000
    respectively)                                          --             --     16,502,000               --     37,750,000
  Cash                                                    540             --            691               --         26,215
  Receivable for investment securities sold        27,967,081     12,346,431             --               --     12,219,939
  Withholding tax reclaim receivable                   52,555             --             --               --             --
  Receivable from adviser                              37,971         15,397         39,227           88,111             --
  Interest and dividends receivable                 1,177,634        166,211      9,218,843          346,581        591,121
  Prepaid and other assets                             61,680         20,181          4,654           19,742        160,180
                                               --------------   ------------   ------------   --------------   ------------
        Total Assets                            2,277,782,715    906,204,712    723,877,414    1,825,998,676    757,464,203
                                               --------------   ------------   ------------   --------------   ------------
LIABILITIES:
  Cash overdrafts                                          --            192             --              753             --
  Dividends payable                                        --             --             --        9,068,228             --
  Payable for investment securities purchased      41,858,175     13,963,818             --               --     18,764,154
  Payable for foreign currency transactions                --             --             --               --          2,651
  Accrued expenses and other payables:
    Investment management fees                      1,082,611        430,213        296,784          580,819        556,879
    Fund administration fees                           82,461         35,851         29,678           67,609         41,915
    Transfer agent fees                                18,397          7,089          5,919           14,986          5,933
    Administrative servicing fees                     276,584        107,343         88,564          218,171         89,556
    Other                                              47,713         22,550         17,830           57,687         81,498
                                               --------------   ------------   ------------   --------------   ------------
      Total Liabilities                            43,365,941     14,567,056        438,775       10,008,253     19,542,586
                                               --------------   ------------   ------------   --------------   ------------
NET ASSETS                                     $2,234,416,774   $891,637,656   $723,438,639   $1,815,990,423   $737,921,617
                                               ==============   ============   ============   ==============   ============
NET ASSETS:
  Capital                                      $1,295,570,770   $651,592,379   $749,938,191   $1,815,986,444   $512,870,042
  Undistributed (distributions in excess) net
    investment income                                  56,922       (823,682)       180,537            1,778        143,838
  Net unrealized appreciation (depreciation)
    from investments and foreign currency
    transactions                                  256,088,759     88,587,394    (16,177,544)              --     97,610,631
  Accumulated undistributed (distributions in
    excess) net realized gains (losses) from
    investment and foreign currency
    transactions                                  682,700,323    152,281,565    (10,502,545)           2,201    127,297,106
                                               --------------   ------------   ------------   --------------   ------------
NET ASSETS                                     $2,234,416,774   $891,637,656   $723,438,639   $1,815,990,423   $737,921,617
                                               ==============   ============   ============   ==============   ============
  Shares outstanding (unlimited number of
    shares authorized):                           115,217,986     34,473,362     66,435,854    1,815,989,952     30,999,818
                                               ==============   ============   ============   ==============   ============
  NET ASSET VALUE, offering and redemption
    price per share                            $        19.39   $      25.86   $      10.89   $         1.00   $      23.80
                                               ==============   ============   ============   ==============   ============

------------------------------------------------------

See accompanying notes to financial statements.

 58              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    STRATEGIC      STRATEGIC      EQUITY
                                                        INCOME        GROWTH         VALUE        INCOME      HIGH INCOME
                                                         FUND          FUND          FUND          FUND        BOND FUND
                                                      ----------   ------------   -----------   -----------   -----------
ASSETS:
  Investments in securities, at value (cost
    $9,499,903; $195,143,957; $21,676,140;
    $37,363,374; and $73,725,968, respectively)       $9,326,337   $212,953,460   $21,717,303   $42,488,051   $66,483,841
  Repurchase Agreements, at value (cost $183,000;
    $13,074,000; $776,000; $4,381,000; and
    $3,262,000, respectively)                            183,000     13,074,000       776,000     4,381,000     3,262,000
  Cash                                                     1,967            353           112           674           692
  Receivable for investment securities sold               92,011      6,121,168            --       725,616            --
  Receivable from adviser                                  1,536         27,073         4,972         5,577        15,519
  Interest and dividends receivable                      151,547         60,145        13,560       125,784     1,309,224
  Prepaid and other assets                                 1,857          3,709         4,720         3,125         5,864
                                                      ----------   ------------   -----------   -----------   -----------
      Total Assets                                     9,758,255    232,239,908    22,516,667    47,729,827    71,077,140
                                                      ----------   ------------   -----------   -----------   -----------
LIABILITIES:
  Payable for investment securities purchased             86,322     12,226,349            --     3,260,667       303,750
  Accrued expenses and other payables:
    Investment management fees                             3,532        156,662        18,290        28,249        44,878
    Fund administration fees                                 550         12,185         1,423         2,472         3,927
    Transfer agent fees                                       79          1,741           203           353           561
    Administrative servicing fees                            118         26,306         2,969         5,146         7,766
    Other                                                 11,967         13,245         8,129         3,348        44,878
                                                      ----------   ------------   -----------   -----------   -----------
      Total Liabilities                                  102,568     12,436,488        31,014     3,300,235       405,760
                                                      ----------   ------------   -----------   -----------   -----------
NET ASSETS                                            $9,655,687   $219,803,420   $22,485,653   $44,429,592   $70,671,380
                                                      ==========   ============   ===========   ===========   ===========
NET ASSETS:
  Capital                                             $9,956,337   $192,448,542   $24,266,706   $39,264,078   $78,810,557
  Undistributed (distributions in excess of) net
    investment income                                      4,413       (222,716)          665        32,080        81,284
  Net unrealized appreciation (depreciation) from
    investments                                         (173,566)    17,809,503        41,163     5,104,677    (7,242,127)
  Accumulated undistributed (distributions in excess
    of) net realized gains (losses) from investments    (131,497)     9,768,091    (1,822,881)       28,757      (978,334)
                                                      ----------   ------------   -----------   -----------   -----------
NET ASSETS                                            $9,655,687   $219,803,420   $22,485,653   $44,429,592   $70,671,380
                                                      ==========   ============   ===========   ===========   ===========
  Shares outstanding (unlimited number of shares
    authorized):                                         997,012     10,236,685     2,431,908     3,238,050     7,925,105
  NET ASSET VALUE, offering and redemption price per
    share:                                            $     9.68   $      21.47   $      9.25   $     13.72   $      8.92
                                                      ==========   ============   ===========   ===========   ===========

------------------------------------------------------

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               59

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                               MULTI        SMALL CAP                                   MID CAP
                                               BALANCED        SECTOR         VALUE        SMALL CAP      GLOBAL         INDEX
                                                 FUND        BOND FUND         FUND       GROWTH FUND    50 FUND*        FUND
                                             ------------   ------------   ------------   -----------   -----------   -----------
ASSETS:
  Investments in securities, unaffiliated,
    at value (cost $92,306,798;
    $87,757,591; $202,607,865; $45,897,045;
    $70,643,708; and $47,437,392,
    respectively)                            $ 92,334,037   $ 88,430,638   $202,030,803   $49,126,249   $74,236,050   $49,017,739
  Repurchase Agreements, at value (cost
    $7,203,000; $35,201,000; $12,365,000;
    $2,117,000; and $138,000, respectively)     7,203,000     35,201,000             --    12,365,000     2,117,000       138,000
  Cash                                                470            991             --         2,244           931            --
  Foreign currency at value (cost $148,033
    and $3,641,984, respectively)                      --        149,789             --            --     3,642,690            --
  Receivable for investment securities sold       126,807      4,444,338      3,131,445       410,868       551,293            --
  Receivable for foreign currency contracts            --          4,176             --            --       409,016            --
  Withholding tax reclaim receivable                   --          7,405             --            --        89,047            --
  Receivable from adviser                          11,786         14,078         23,172        10,860        29,116        10,722
  Interest and dividends receivable               401,624      1,592,574        107,789        13,478       113,417        29,841
  Prepaid and other assets                          6,140          4,202          3,342         8,433        49,987         6,910
                                             ------------   ------------   ------------   -----------   -----------   -----------
        Total Assets                          100,083,864    129,849,191    205,296,551    61,937,132    81,238,547    49,203,212
                                             ------------   ------------   ------------   -----------   -----------   -----------
LIABILITIES:
  Cash overdrafts                                      --             --      3,519,941            --            --         2,608
  Payable for investment securities
    purchased                                   5,839,260     29,830,137      4,150,187       959,117        49,215            --
  Payable for translation of foreign
    currencies                                         --        341,742             --            --       817,720            --
  Accrued expenses and other payables:
    Investment management fees                     56,561         59,216        149,394        47,085        77,634        19,091
    Fund administration fees                        5,279          5,527         11,620         6,176         4,565         2,673
    Transfer agent fees                               754            789          1,666           428           652           380
    Administrative servicing fees                  11,258         11,803         25,045         5,685         8,920         5,182
    Other                                          15,569        106,104         38,058        14,580        30,900        72,821
                                             ------------   ------------   ------------   -----------   -----------   -----------
        Total Liabilities                       5,928,681     30,355,318      7,895,911     1,033,071       989,606       102,755
                                             ------------   ------------   ------------   -----------   -----------   -----------
NET ASSETS                                   $ 94,155,183   $ 99,493,873   $197,400,640   $60,904,061   $80,248,941   $49,100,457
                                             ============   ============   ============   ===========   ===========   ===========
NET ASSETS:
  Capital                                    $ 95,015,785    103,227,647    180,066,649    55,362,845    72,245,834    44,599,977
  Undistributed (distributions in excess
    of) net investment income                      32,724         48,435       (194,817)      (47,865)      (26,049)        3,882
  Net unrealized appreciation
    (depreciation) from investments and
    foreign currency transactions                  27,239        372,355       (577,062)    3,229,204     3,141,043     1,580,347
  Accumulated undistributed (distributions
    in excess of) net realized gains
    (losses) from investment and foreign
    currency transactions                        (920,565)    (4,154,564)    18,105,870     2,359,877     4,888,113     2,916,251
                                             ------------   ------------   ------------   -----------   -----------   -----------
NET ASSETS                                   $ 94,155,183   $ 99,493,873   $197,400,640   $60,904,061   $80,248,941   $49,100,457
                                             ============   ============   ============   ===========   ===========   ===========
  Shares outstanding (unlimited number of
    shares authorized):                         9,028,396     10,712,931     18,293,772     2,940,756     5,863,098     3,695,863
                                             ============   ============   ============   ===========   ===========   ===========
  NET ASSET VALUE, offering and redemption
    price per share:                         $      10.43   $       9.29   $      10.79   $     20.71   $     13.69   $     13.29
                                             ============   ============   ============   ===========   ===========   ===========

------------------------------------------------------

* Formerly known as Global Equity Fund

See accompanying notes to financial statements.

 60              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                    CAPITAL      GOVERNMENT       MONEY         SMALL
                                   TOTAL RETURN   APPRECIATION      BOND         MARKET        COMPANY
                                       FUND           FUND          FUND          FUND          FUND
                                   ------------   ------------   -----------   -----------   -----------
INVESTMENT INCOME:
  Interest income                  $  2,760,976   $    346,307   $24,315,158   $57,705,735   $ 2,035,878
  Dividend income                    11,965,983      3,956,017        31,848            --     2,537,588
  Less foreign tax withheld              (1,666)            --            --            --      (135,381)
                                   ------------   ------------   -----------   -----------   -----------
    Total Income                     14,725,293      4,302,324    24,315,158    57,705,735     4,438,085
                                   ------------   ------------   -----------   -----------   -----------
EXPENSES:
  Investment management fees          6,497,838      2,692,862     1,817,638     3,660,936     3,188,727
  Fund administration fees              495,171        224,133       181,761       424,776       240,012
  Custodian fees                         30,727         19,393        13,238        41,688        44,190
  Administrative servicing fees       1,654,814        663,337       539,809     1,391,291       513,276
  Professional fees                      23,387         11,342         7,488        24,962        11,728
  Organization costs                         --             --            --            --           737
  Trustees' fees and expenses            11,829          5,419         3,779         8,258         2,042
  Transfer agent fees                   111,352         44,892        36,350        93,755        34,355
  Shareholders' reports                  24,892         11,011         7,989        15,968        44,621
  Insurance                               5,388          2,930         1,384         3,077         1,020
  Other                                   7,686          4,634         7,428         6,514        21,371
                                   ------------   ------------   -----------   -----------   -----------
    Total expenses before waived
       or reimbursed expenses         8,863,084      3,679,953     2,616,864     5,671,225     4,102,079
  Expenses waived or reimbursed        (196,391)       (87,295)     (213,063)     (441,468)           --
                                   ------------   ------------   -----------   -----------   -----------
    Net expenses                      8,666,693      3,592,658     2,403,801     5,229,757     4,102,079
                                   ------------   ------------   -----------   -----------   -----------
NET INVESTMENT INCOME                 6,058,600        709,666    21,911,357    52,475,978       336,006
                                   ------------   ------------   -----------   -----------   -----------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS:
  Net realized gains (losses)
    from investments and foreign
    currency transactions           654,179,132    152,281,565   (10,452,053)       (3,369)  104,552,971
  Net change in unrealized
    appreciation (depreciation)
    from investments and foreign
    currency transactions          (593,832,012)  (155,949,480)   16,557,405            --   (65,112,230)
                                   ------------   ------------   -----------   -----------   -----------
Net realized/unrealized gain
  (loss) from investments and
  foreign currency transactions      60,347,120     (3,667,915)    6,105,352        (3,369)   39,440,741
                                   ------------   ------------   -----------   -----------   -----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                  $ 66,405,720   $ (2,958,249)  $28,016,709   $52,472,609   $39,776,747
                                   ============   ============   ===========   ===========   ===========

------------------------------------------------------

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               61

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

            FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                    STRATEGIC     STRATEGIC     EQUITY        HIGH
                                          INCOME      GROWTH        VALUE       INCOME       INCOME
                                           FUND        FUND         FUND         FUND       BOND FUND
                                         --------   ----------   -----------   ---------   -----------
INVESTMENT INCOME:
  Interest income                        $270,769   $  481,752   $    41,071   $   6,471   $ 3,642,533
  Dividend income                              --      124,176       153,667     319,046        74,513
                                         --------   ----------   -----------   ---------   -----------
     Total income                         270,769      605,928       194,738     325,517     3,717,046
                                         --------   ----------   -----------   ---------   -----------
EXPENSES:
  Investment management fees               19,732      744,183        93,413     142,142       262,855
  Fund administration fees                  3,069       57,882         7,266      12,438        23,000
  Custodian fees                            2,602       12,538         5,177       3,955         3,906
  Administrative servicing fees               616      125,279        14,026      25,631        44,989
  Professional fees                         6,453        4,611         4,536       4,634         5,493
  Organization costs                          222          375           375         349           349
  Trustees' fees and expenses                  38          109            76          92           235
  Transfer agent fees                         439        8,268         1,038       1,777         3,285
  Shareholders' reports                     4,481        1,645         1,925       2,032         5,386
  Insurance                                     7           29            38          39           105
  Other                                     2,958        4,190         1,617       4,084        43,910
                                         --------   ----------   -----------   ---------   -----------
     Total expenses before waived or
       reimbursed expenses                 40,617      959,109       129,487     197,173       393,513
  Expenses waived or reimbursed            (7,703)    (130,465)      (25,660)    (28,063)      (80,649)
                                         --------   ----------   -----------   ---------   -----------
     Net expenses                          32,914      828,644       103,827     169,110       312,864
                                         --------   ----------   -----------   ---------   -----------
NET INVESTMENT INCOME (LOSS)              237,855     (222,716)       90,911     156,407     3,404,182
                                         --------   ----------   -----------   ---------   -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
  Net realized gains (losses) from
     investment transactions              (46,628)   1,454,374    (1,232,396)    512,665      (606,640)
  Net change in unrealized appreciation
     (depreciation) from investments      130,834    1,808,450       720,045    (170,979)   (3,766,880)
                                         --------   ----------   -----------   ---------   -----------
Net realized/unrealized gains (losses)
  from investments                         84,206    3,262,824      (512,351)    341,686    (4,373,520)
                                         --------   ----------   -----------   ---------   -----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                             $322,061   $3,040,108   $  (421,440)  $ 498,093   $  (969,338)
                                         ========   ==========   ===========   =========   ===========

------------------------------------------------------
See accompanying notes to financial statements.

 62              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

            FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000 (CONTINUED)

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                    MULTI       SMALL CAP                                 MID CAP
                                     BALANCED      SECTOR         VALUE       SMALL CAP      GLOBAL        INDEX
                                       FUND       BOND FUND       FUND       GROWTH FUND    50 FUND*        FUND
                                    ----------   -----------   -----------   -----------   -----------   ----------
INVESTMENT INCOME:
  Interest income                   $1,303,549   $ 3,338,833   $    94,156   $  174,068    $    42,117   $  200,247
  Dividend income                      361,127            --       566,564       30,481      1,116,212        4,248
  Less foreign tax withheld                 --            --            --           --        (96,942)          --
                                    ----------   -----------   -----------   -----------   -----------   ----------
    Total Income                     1,664,676     3,338,833       660,720      204,549      1,061,387      204,495
                                    ----------   -----------   -----------   -----------   -----------   ----------
EXPENSES:
  Investment management fees           309,810       310,081       733,307      213,498        346,180       79,868
  Fund administration fees              28,916        28,941        57,036       37,467         24,233       11,182
  Custodian fees                         5,520        11,707        46,887       23,165         55,914       26,592
  Administrative servicing fees         61,595        61,862       122,653       24,937         46,454       21,045
  Professional fees                      5,825         5,521         6,292        4,150          4,976        4,476
  Organization costs                       350           349           350           --            375          350
  Trustees' fees and expenses              272           227           380           28            140           61
  Transfer agent fees                    4,130         4,134         8,147        1,941          3,461        1,597
  Shareholders' reports                  6,574         4,728         6,503          198          3,029        2,050
  Insurance                                118           102           118           --             61           29
  Other                                 10,168        13,107         5,540       10,246         18,618       14,474
                                    ----------   -----------   -----------   -----------   -----------   ----------
    Total expenses before waived
      or reimbursed expenses           433,278       440,759       987,213      315,630        503,441      161,724
  Expenses waived or reimbursed        (59,897)      (67,567)     (131,676)     (63,216)       (87,034)     (57,844)
                                    ----------   -----------   -----------   -----------   -----------   ----------
    Net expenses                       373,381       373,192       855,537      252,414        416,407      103,880
                                    ----------   -----------   -----------   -----------   -----------   ----------
NET INVESTMENT INCOME (LOSS)         1,291,295     2,965,641      (194,817)     (47,865)       644,980      100,615
                                    ----------   -----------   -----------   -----------   -----------   ----------
REALIZED/UNREALIZED GAINS (LOSSES)
  FROM INVESTMENTS:
  Net realized gains (losses) from
    investments and foreign
    currency transactions             (389,670)   (2,715,743)   17,165,003    1,450,739      4,179,020    2,691,876
  Net change in unrealized
    appreciation (depreciation)
    from investments and
    translation of assets and
    liabilities in foreign
    currencies                       1,534,841     2,002,965    (2,804,768)  (1,692,067)    (4,818,811)    (582,705)
                                    ----------   -----------   -----------   -----------   -----------   ----------
Net realized/unrealized gains
  (losses) from investments and
  translation of assets and
  liabilities in foreign
  currencies                         1,145,171      (712,778)   14,360,235     (241,328)      (639,791)   2,109,171
                                    ----------   -----------   -----------   -----------   -----------   ----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                   $2,436,466   $ 2,252,863   $14,165,418   $ (289,193)   $     5,189   $2,209,786
                                    ==========   ===========   ===========   ===========   ===========   ==========

------------------------------------------------------

* Formerly known as Global Equity Fund

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               63

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                 JUNE 30, 2000
--------------------------------------------------------------------------------

                                               TOTAL RETURN FUND                     CAPITAL APPRECIATION FUND
                                     --------------------------------------    --------------------------------------
                                     FOR THE SIX MONTHS     FOR THE YEAR       FOR THE SIX MONTHS     FOR THE YEAR
                                           ENDED                ENDED                ENDED                ENDED
                                       JUNE 30, 2000      DECEMBER 31, 1999      JUNE 30, 2000      DECEMBER 31, 1999
                                     ------------------   -----------------    ------------------   -----------------
                                        (UNAUDITED)                               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                $    6,058,600      $   15,554,510         $    709,666       $    6,802,079
  Net realized gains from
    investment transactions               654,179,132         117,359,335          152,281,565           62,469,302
  Net change in unrealized
    appreciation (depreciation)
    from investments                     (593,832,012)         26,138,759         (155,949,480)         (26,820,996)
                                       --------------      --------------         ------------       --------------
    Change in net assets resulting
      from operations                      66,405,720         159,052,604           (2,958,249)          42,450,385
                                       --------------      --------------         ------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                    (6,011,189)        (15,661,031)          (1,533,348)          (6,893,619)
  Net realized gains from
    investment transactions                        --         (89,929,742)                  --          (62,441,907)
  Tax return of capital                            --                  --                   --           (7,645,722)
                                       --------------      --------------         ------------       --------------
    CHANGE IN NET ASSETS FROM
      SHAREHOLDER DISTRIBUTIONS            (6,011,189)       (105,590,773)          (1,533,348)         (76,981,248)
                                       --------------      --------------         ------------       --------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued             101,211,559         326,423,709           65,260,817          309,393,064
  Dividends reinvested                      6,001,004         105,590,773            1,531,805           76,981,248
  Cost of shares redeemed                (352,927,513)       (409,176,547)        (238,502,050)        (348,502,305)
                                       --------------      --------------         ------------       --------------
  Change in net assets from capital
  transactions                           (245,714,950)         22,837,935         (171,709,428)          37,872,007
                                       --------------      --------------         ------------       --------------
    Change in net assets                 (185,320,419)         76,299,766         (176,201,025)           3,341,144
NET ASSETS:
  Beginning of period                   2,419,737,193       2,343,437,427        1,067,838,681        1,064,497,537
                                       --------------      --------------         ------------       --------------
  End of period                        $2,234,416,774      $2,419,737,193         $891,637,656       $1,067,838,681
                                       ==============      ==============         ============       ==============
Undistributed net realized gain on
  investments included in net
  assets at end of period              $  682,700,323      $   28,521,191         $152,281,565       $           --
                                       ==============      ==============         ============       ==============
Undistributed (distributions in
  excess of) net investment income
  included in net assets at end of
  period                               $       56,922      $        9,511         $   (823,682)      $           --
                                       ==============      ==============         ============       ==============
SHARE TRANSACTIONS:
  Sold                                      5,294,829          17,024,853            2,598,576           11,259,729
  Reinvested                                  312,882           5,714,178               60,834            3,046,984
  Redeemed                                (19,060,933)        (21,401,235)          (9,727,096)         (12,802,699)
                                       --------------      --------------         ------------       --------------
Change in shares                          (13,453,222)          1,337,796           (7,067,686)           1,504,014
                                       ==============      ==============         ============       ==============

------------------------------------------------------
See accompanying notes to financial statements.

 64              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                           JUNE 30, 2000 (CONTINUED)
--------------------------------------------------------------------------------

                                                GOVERNMENT BOND FUND                      MONEY MARKET FUND
                                       --------------------------------------   --------------------------------------
                                       FOR THE SIX MONTHS     FOR THE YEAR      FOR THE SIX MONTHS     FOR THE YEAR
                                             ENDED                ENDED               ENDED                ENDED
                                         JUNE 30, 2000      DECEMBER 31, 1999     JUNE 30, 2000      DECEMBER 31, 1999
                                       ------------------   -----------------   ------------------   -----------------
                                          (UNAUDITED)                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                  $   21,911,357       $  41,862,730      $    52,475,978      $   83,322,142
  Net realized gains (losses) from
    investment transactions                 (10,452,053)          1,408,560               (3,369)             11,260
  Net change in unrealized
    appreciation (depreciation) from
    investments                              16,557,405         (61,093,491)                  --                  --
                                         --------------       -------------      ---------------      --------------
    Change in net assets resulting
      from operations                        28,016,709         (17,822,201)          52,472,609          83,333,402
                                         --------------       -------------      ---------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                     (21,730,820)        (42,012,244)         (52,475,978)        (83,322,142)
  Net realized gains from investment
    transactions                                     --          (1,412,380)                  --                  --
  In excess of net realized gain on
    investments                                      --             (50,492)                  --                  --
                                         --------------       -------------      ---------------      --------------
    CHANGE IN NET ASSETS FROM
      SHAREHOLDER DISTRIBUTIONS             (21,730,820)        (43,475,116)         (52,475,978)        (83,322,142)
                                         --------------       -------------      ---------------      --------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued               106,723,700         306,089,242        5,250,519,088       6,730,305,796
  Dividends reinvested                       21,729,902          43,475,116           43,403,581          83,322,142
  Cost of shares redeemed                  (181,257,716)       (280,206,820)      (5,605,428,654)     (6,059,473,491)
                                         --------------       -------------      ---------------      --------------
  Change in net assets from capital
    transactions                            (52,804,114)         69,357,538         (311,505,985)        754,154,447
                                         --------------       -------------      ---------------      --------------
    Change in net assets                    (46,518,225)          8,060,221         (311,509,354)        754,165,707
NET ASSETS:
  Beginning of period                       769,956,864         761,896,643        2,127,499,777       1,373,334,070
                                         --------------       -------------      ---------------      --------------
  End of period                          $  723,438,639       $ 769,956,864      $ 1,815,990,423      $2,127,499,777
                                         ==============       =============      ===============      ==============
Undistributed (distributions in
  excess of) net realized gain (loss)
  on investments included in net
  assets at end of period                $  (10,502,545)      $     (50,492)     $         2,201      $        5,570
                                         ==============       =============      ===============      ==============
Undistributed net investment income
  included in net assets at end of
  period                                 $      180,537       $          --      $         1,778      $        1,778
                                         ==============       =============      ===============      ==============
SHARE TRANSACTIONS:
  Sold                                        9,803,809          27,120,299        5,250,519,087       6,730,305,797
  Reinvested                                  2,008,264           3,932,706           43,403,814          83,322,142
  Redeemed                                  (16,703,521)        (24,902,794)      (5,605,428,654)     (6,059,473,491)
                                         --------------       -------------      ---------------      --------------
Change in shares                             (4,891,448)          6,150,211         (311,505,753)        754,154,448
                                         ==============       =============      ===============      ==============

------------------------------------------------------

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               65

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                           JUNE 30, 2000 (CONTINUED)
--------------------------------------------------------------------------------

                                                SMALL COMPANY FUND                          INCOME FUND
                                      --------------------------------------   --------------------------------------
                                      FOR THE SIX MONTHS     FOR THE YEAR      FOR THE SIX MONTHS     FOR THE YEAR
                                            ENDED                ENDED               ENDED                ENDED
                                        JUNE 30, 2000      DECEMBER 31, 1999     JUNE 30, 2000      DECEMBER 31, 1999
                                      ------------------   -----------------   ------------------   -----------------
                                         (UNAUDITED)                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)          $     336,006        $   (619,947)        $   237,855          $   321,371
  Net realized gains (losses) from
    investment transactions               104,552,971          64,557,108             (46,628)             (83,927)
  Net change in unrealized
    appreciation (depreciation) from
    investments                           (65,112,230)         95,484,781             130,834             (364,806)
                                        -------------        ------------         -----------          -----------
    Change in net assets resulting
      from operations                      39,776,747         159,421,942             322,061             (127,362)
                                        -------------        ------------         -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                      (192,168)                 --            (243,196)            (311,674)
  Net realized gains from investment
    transactions                                   --         (21,327,194)                 --               (9,576)
                                        -------------        ------------         -----------          -----------
    CHANGE IN NET ASSETS FROM
      SHAREHOLDER DISTRIBUTIONS              (192,168)        (21,327,194)           (243,196)            (321,250)
                                        -------------        ------------         -----------          -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued             393,823,903         414,442,782           4,566,303            5,898,374
  Dividends reinvested                        191,392          21,327,194             243,058              321,250
  Cost of shares redeemed                (238,215,100)       (437,896,385)         (3,765,273)          (2,202,672)
                                        -------------        ------------         -----------          -----------
  Change in net assets from capital
    transactions                          155,800,195          (2,126,409)          1,044,088            4,016,952
                                        -------------        ------------         -----------          -----------
    Change in net assets                  195,384,774         135,968,339           1,122,953            3,568,340
NET ASSETS:
  Beginning of period                     542,536,843         406,568,504           8,532,734            4,964,394
                                        -------------        ------------         -----------          -----------
  End of period                         $ 737,921,617        $542,536,843         $ 9,655,687          $ 8,532,734
                                        =============        ============         ===========          ===========
Undistributed (distributions in
  excess of) net realized gain
  (loss) on investments
  included in net assets at end of
  period                                $ 127,297,106        $ 22,744,135         $  (131,769)         $   (84,869)
                                        =============        ============         ===========          ===========
Undistributed net investment income
  included in
  net assets at end of period           $     143,838        $         --         $     4,317          $     9,754
                                        =============        ============         ===========          ===========
SHARE TRANSACTIONS:
  Sold                                     16,800,865          23,884,118             472,980              593,562
  Reinvested                                    8,041           1,015,581              25,213               32,912
  Redeemed                                (10,333,774)        (25,772,992)           (390,266)            (221,627)
                                        -------------        ------------         -----------          -----------
Change in shares                            6,475,132            (873,293)            107,927              404,847
                                        =============        ============         ===========          ===========

------------------------------------------------------

See accompanying notes to financial statements.

 66              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                           JUNE 30, 2000 (CONTINUED)
--------------------------------------------------------------------------------

                                          STRATEGIC GROWTH FUND                       STRATEGIC VALUE FUND
                                  --------------------------------------     --------------------------------------
                                  FOR THE SIX MONTHS     FOR THE YEAR        FOR THE SIX MONTHS     FOR THE YEAR
                                        ENDED                ENDED                 ENDED                ENDED
                                    JUNE 30, 2000      DECEMBER 31, 1999       JUNE 30, 2000      DECEMBER 31, 1999
                                  ------------------   -----------------     ------------------   -----------------
                                     (UNAUDITED)                                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)       $   (222,716)       $    (45,804)          $     90,911         $   138,205
  Net realized gains (losses)
    from investment transactions        1,454,374          14,235,988             (1,232,396)           (314,602)
  Net change in unrealized
    appreciation (depreciation)
    from investments                    1,808,450          14,036,084                720,045            (364,449)
                                     ------------        ------------           ------------         -----------
    Change in net assets
      resulting from operations         3,040,108          28,226,268               (421,440)           (540,846)
                                     ------------        ------------           ------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                        --                  --                (96,694)           (132,000)
  Net realized gains from
    investment transactions                    --          (4,972,472)                    --            (495,572)
                                     ------------        ------------           ------------         -----------
    CHANGE IN NET ASSETS FROM
      SHAREHOLDER DISTRIBUTIONS                --          (4,972,472)               (96,694)           (627,572)
                                     ------------        ------------           ------------         -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued         159,889,206          73,161,266             27,736,470           8,445,323
  Dividends reinvested                         --           4,972,472                 96,520             627,572
  Cost of shares redeemed             (42,217,176)        (12,638,597)           (22,083,039)         (5,929,989)
                                     ------------        ------------           ------------         -----------
  Change in net assets from
    capital transactions              117,672,030          65,495,141              5,749,951           3,142,906
                                     ------------        ------------           ------------         -----------
    Change in net assets              120,712,138          88,748,937              5,231,817           1,974,488
NET ASSETS:
  Beginning of period                  99,091,282          10,342,345             17,253,836          15,279,348
                                     ------------        ------------           ------------         -----------
  End of period                      $219,803,420        $ 99,091,282           $ 22,485,653         $17,253,836
                                     ============        ============           ============         ===========
Undistributed (distributions in
  excess of) net realized gain
  (loss) on investments included
  in net assets at end of period     $  9,768,091        $  8,313,717           $ (1,822,881)        $  (590,485)
                                     ============        ============           ============         ===========
Undistributed (distributions in
  excess of) net investment
  income included in net assets
  at end of period                   $   (222,716)       $         --           $        665         $     6,448
                                     ============        ============           ============         ===========
SHARE TRANSACTIONS:
  Sold                                  7,358,054           4,529,147              2,886,128             845,843
  Reinvested                                   --             256,578                 10,230              67,344
  Redeemed                             (1,970,322)           (820,640)            (2,297,189)           (590,261)
                                     ------------        ------------           ------------         -----------
Change in shares                        5,387,732           3,965,085                599,169             322,926
                                     ============        ============           ============         ===========

------------------------------------------------------

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               67

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                           JUNE 30, 2000 (CONTINUED)
--------------------------------------------------------------------------------

                                            EQUITY INCOME FUND                       HIGH INCOME BOND FUND
                                  --------------------------------------     --------------------------------------
                                  FOR THE SIX MONTHS     FOR THE YEAR        FOR THE SIX MONTHS     FOR THE YEAR
                                        ENDED                ENDED                 ENDED                ENDED
                                    JUNE 30, 2000      DECEMBER 31, 1999       JUNE 30, 2000      DECEMBER 31, 1999
                                  ------------------   -----------------     ------------------   -----------------
                                     (UNAUDITED)                                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income              $   156,407         $     89,591           $ 3,404,182          $ 4,603,041
  Net realized gains (losses)
    from investment transactions         512,665             (483,477)             (606,640)            (371,694)
  Net change in unrealized
    appreciation (depreciation)
    from investments                    (170,979)           4,232,943            (3,766,880)          (2,803,976)
                                     -----------         ------------           -----------          -----------
    Change in net assets
      resulting from operations          498,093            3,839,057              (969,338)           1,427,371
                                     -----------         ------------           -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                 (138,098)             (77,682)           (3,346,209)          (4,592,749)
  Net realized gains from
    investment transactions                   --              (11,653)                   --              (24,373)
                                     -----------         ------------           -----------          -----------
    CHANGE IN NET ASSETS FROM
      SHAREHOLDER DISTRIBUTIONS         (138,098)             (89,335)           (3,346,209)          (4,617,122)
                                     -----------         ------------           -----------          -----------
Capital transactions:
    Proceeds from shares issued       15,904,447           12,153,340            12,128,271           49,566,341
    Dividends reinvested                 137,647               89,336             3,345,292            4,617,122
    Cost of shares redeemed           (1,161,600)            (997,765)           (5,240,465)         (22,870,077)
                                     -----------         ------------           -----------          -----------
  Change in net assets from
    capital transactions              14,880,494           11,244,911            10,233,098           31,313,386
                                     -----------         ------------           -----------          -----------
    Change in net assets              15,240,489           14,994,633             5,917,551           28,123,635
NET ASSETS:
  Beginning of period                 29,189,103           14,194,470            64,753,829           36,630,194
                                     -----------         ------------           -----------          -----------
  End of period                      $44,429,592         $ 29,189,103           $70,671,380          $64,753,829
                                     ===========         ============           ===========          ===========
Undistributed (distributions in
  excess of) net realized gain
  (loss) on investments included
  in net assets at end of period     $    28,804         $   (483,908)          $  (978,334)         $  (371,694)
                                     ===========         ============           ===========          ===========
Undistributed net investment
  income included in net assets
  at end of period                   $    32,033         $     13,771           $    81,284          $    23,311
                                     ===========         ============           ===========          ===========
SHARE TRANSACTIONS:
  Sold                                 1,157,182              993,131             1,319,112            4,968,321
  Reinvested                               9,666                7,309               373,988              475,151
  Redeemed                               (85,706)             (80,630)             (567,134)          (2,292,101)
                                     -----------         ------------           -----------          -----------
Change in shares                       1,081,142              919,810             1,125,966            3,151,371
                                     ===========         ============           ===========          ===========

------------------------------------------------------

See accompanying notes to financial statements.

 68              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                           JUNE 30, 2000 (CONTINUED)
--------------------------------------------------------------------------------

                                               BALANCED FUND                        MULTI SECTOR BOND FUND
                                   --------------------------------------   --------------------------------------
                                   FOR THE SIX MONTHS     FOR THE YEAR      FOR THE SIX MONTHS     FOR THE YEAR
                                         ENDED                ENDED               ENDED                ENDED
                                     JUNE 30, 2000      DECEMBER 31, 1999     JUNE 30, 2000      DECEMBER 31, 1999
                                   ------------------   -----------------   ------------------   -----------------
                                      (UNAUDITED)                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income               $ 1,291,295          $ 2,295,378         $  2,965,641        $  3,715,721
  Net realized loss from
    investment transactions              (389,670)            (455,966)          (2,715,743)         (1,282,937)
  Net change in unrealized
    appreciation (depreciation)
    from investments                    1,534,841           (1,965,360)           2,002,965          (1,183,151)
                                      -----------          -----------         ------------        ------------
  Change in net assets resulting
    from operations                     2,436,466             (125,948)           2,252,863           1,249,633
                                      -----------          -----------         ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                (1,306,350)          (2,254,410)          (2,939,279)         (3,540,626)
  Net realized gains from
    investment transactions                    --              (11,532)                  --                  --
                                      -----------          -----------         ------------        ------------
  CHANGE IN NET ASSETS FROM
    SHAREHOLDER DISTRIBUTIONS          (1,306,350)          (2,265,942)          (2,939,279)         (3,540,626)
                                      -----------          -----------         ------------        ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued          25,582,346           43,114,270           38,271,217          40,791,159
  Dividends reinvested                  1,305,770            2,265,941            2,937,858           3,540,626
  Cost of shares redeemed             (12,020,213)          (5,716,185)         (13,891,269)         (6,143,188)
                                      -----------          -----------         ------------        ------------
  Change in net assets from
    capital transactions               14,867,903           39,664,026           27,317,806          38,188,597
                                      -----------          -----------         ------------        ------------
  Change in net assets                 15,998,019           37,272,136           26,631,390          35,897,604
NET ASSETS:
  Beginning of period                  78,157,164           40,885,028           72,862,483          36,964,879
                                      -----------          -----------         ------------        ------------
  End of period                       $94,155,183          $78,157,164         $ 99,493,873        $ 72,862,483
                                      ===========          ===========         ============        ============
Undistributed (distributions in
  excess of) net realized gain
  (loss) on investments included
  in net assets at end of period      $  (920,565)         $  (530,895)        $ (4,154,564)       $ (1,438,821)
                                      ===========          ===========         ============        ============
Undistributed net investment
  income included in net assets
  at end of period                    $    32,724          $    47,779         $     48,435        $     22,073
                                      ===========          ===========         ============        ============
SHARE TRANSACTIONS:
  Sold                                  2,484,827            4,044,103            4,114,980           4,282,502
  Reinvested                              126,161              216,037              315,695             376,822
  Redeemed                             (1,162,355)            (546,541)          (1,492,960)           (646,832)
                                      -----------          -----------         ------------        ------------
Change in shares                        1,448,633            3,713,599            2,937,715           4,012,492
                                      ===========          ===========         ============        ============

------------------------------------------------------
See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               69

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                           JUNE 30, 2000 (CONTINUED)
--------------------------------------------------------------------------------

                                        SMALL CAP VALUE FUND                       SMALL CAP GROWTH FUND
                               --------------------------------------   --------------------------------------------
                                                                                             PERIOD FROM MAY 1, 1999
                               FOR THE SIX MONTHS     FOR THE YEAR      FOR THE SIX MONTHS      (COMMENCEMENT OF
                                     ENDED                ENDED               ENDED            OPERATIONS) THROUGH
                                 JUNE 30, 2000      DECEMBER 31, 1999     JUNE 30, 2000         DECEMBER 31, 1999
                               ------------------   -----------------   ------------------   -----------------------
                                  (UNAUDITED)                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss)                        $   (194,817)       $    (271,770)       $    (47,865)          $    (10,928)
  Net realized gain from
    investment transactions         17,165,003           22,619,690           1,450,739              1,633,550
  Net change in unrealized
    appreciation
    (depreciation) from
    investments                     (2,804,768)            (203,224)         (1,692,067)             4,921,271
                                  ------------        -------------        ------------           ------------
    Change in net assets
      resulting from
      operations                    14,165,418           22,144,696            (289,193)             6,543,893
                                  ------------        -------------        ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                     --                   --                  --                     --
  Net realized gains from
    investment transactions                 --          (21,000,309)                 --               (713,484)
                                  ------------        -------------        ------------           ------------
    CHANGE IN NET ASSETS FROM
      SHAREHOLDER
      DISTRIBUTIONS                         --          (21,000,309)                 --               (713,484)
                                  ------------        -------------        ------------           ------------
CAPITAL TRANSACTIONS:
    Proceeds from shares
      issued                       142,754,293          310,446,359          65,554,973             30,690,867
    Dividends reinvested                    --           21,000,309                  --                713,484
    Cost of shares redeemed        (91,448,403)        (251,101,045)        (23,902,653)           (17,693,826)
                                  ------------        -------------        ------------           ------------
  Change in net assets from
    capital transactions            51,305,890           80,345,623          41,652,320             13,710,525
                                  ------------        -------------        ------------           ------------
    Change in net assets            65,471,308           81,490,010          41,363,127             19,540,934
NET ASSETS:
  Beginning of period              131,929,332           50,439,322          19,540,934                     --
                                  ------------        -------------        ------------           ------------
  End of period                   $197,400,640        $ 131,929,332        $ 60,904,061           $ 19,540,934
                                  ============        =============        ============           ============
Undistributed net realized
  gain on investments
  included in net assets at
  end of period                   $ 18,105,870        $     940,867        $  2,359,877           $    909,138
                                  ============        =============        ============           ============
Undistributed (distributions
  in excess of) net
  investment income included
  in net assets at end of
  period                          $   (194,817)       $          --        $    (47,865)          $         --
                                  ============        =============        ============           ============
SHARE TRANSACTIONS:
  Sold                              13,623,363           30,266,660           3,045,100              2,077,997
  Reinvested                                --            2,326,692                  --                 37,931
  Redeemed                          (8,896,221)         (24,343,402)         (1,096,704)            (1,123,568)
                                  ------------        -------------        ------------           ------------
Change in shares                     4,727,142            8,249,950           1,948,396                992,360
                                  ============        =============        ============           ============

------------------------------------------------------

See accompanying notes to financial statements.

 70              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                           JUNE 30, 2000 (CONTINUED)
--------------------------------------------------------------------------------

                                             GLOBAL 50 FUND*                           MID CAP INDEX FUND
                                  --------------------------------------     --------------------------------------
                                  FOR THE SIX MONTHS     FOR THE YEAR        FOR THE SIX MONTHS     FOR THE YEAR
                                        ENDED                ENDED                 ENDED                ENDED
                                    JUNE 30, 2000      DECEMBER 31, 1999       JUNE 30, 2000      DECEMBER 31, 1999
                                  ------------------   -----------------     ------------------   -----------------
                                     (UNAUDITED)                                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income              $   644,980          $   111,988           $   100,615          $    62,995
  Net realized gain from
    investment and foreign
    currency transactions              4,179,020            2,610,483             2,691,876            1,739,863
  Net change in unrealized
    appreciation (depreciation)
    from investments and foreign
    currency transactions             (4,818,811)           6,071,877              (582,705)           1,207,561
                                     -----------          -----------           -----------          -----------
    Change in net assets
      resulting from operations            5,189            8,794,348             2,209,786            3,010,419
                                     -----------          -----------           -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                 (644,428)             (92,651)             (122,742)             (36,986)
  In excess of net investment
    income                                                    (26,601)
  Net realized gains from
    investment transactions and
    foreign currency
    transactions                              --           (1,919,622)                   --           (1,249,236)
                                     -----------          -----------           -----------          -----------
    CHANGE IN NET ASSETS FROM
      SHAREHOLDER DISTRIBUTIONS         (644,428)          (2,038,874)             (122,742)          (1,286,222)
                                     -----------          -----------           -----------          -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued       33,800,580           33,138,170            30,519,846            8,717,371
    Dividends reinvested                 643,933            2,038,874               122,462            1,286,222
    Cost of shares redeemed          (14,396,180)          (2,619,661)           (3,887,491)          (2,318,384)
                                     -----------          -----------           -----------          -----------
  Change in net assets from
    capital transactions              20,048,334           32,557,383            26,754,817            7,685,209
                                     -----------          -----------           -----------          -----------
    Change in net assets              19,409,095           39,312,857            28,841,861            9,409,406
NET ASSETS:
  Beginning of period                 60,839,846           21,526,989            20,258,596           10,849,190
                                     -----------          -----------           -----------          -----------
  End of period                      $80,248,941          $60,839,846           $49,100,457          $20,258,596
                                     ===========          ===========           ===========          ===========
Undistributed net realized gain
  on investments included in net
  assets at end of period            $ 4,888,113          $   709,093           $ 2,916,251          $   224,375
                                     ===========          ===========           ===========          ===========
Undistributed (distributions in
  excess of) net investment
  income included in net assets
  at end of period                   $   (26,048)         $   (26,601)          $     3,882          $    26,009
                                     ===========          ===========           ===========          ===========
SHARE TRANSACTIONS:
  Sold                                 2,477,779            2,603,830             2,331,045              747,750
  Reinvested                              47,102              152,268                 9,132              107,802
  Redeemed                            (1,042,022)            (207,208)             (289,072)            (204,492)
                                     -----------          -----------           -----------          -----------
Change in shares                       1,482,859            2,548,890             2,051,105              651,060
                                     ===========          ===========           ===========          ===========

------------------------------------------------------

* Formerly known as Global Equity Fund

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               71

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 TOTAL RETURN FUND
                              ----------------------------------------------------------------------------------------
                               SIX MONTHS      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  ENDED       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                              JUNE 30, 2000       1999           1998           1997           1996           1995
                              -------------   ------------   ------------   ------------   ------------   ------------
                               (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD          $    18.81      $    18.40     $    16.38     $    13.27     $    11.54      $   9.70
                               ----------      ----------     ----------     ----------     ----------      --------
  Net investment income              0.05            0.12           0.19           0.23           0.24          0.31
  Net realized gain and
    unrealized appreciation
    on investments                   0.58            1.13           2.77           3.65           2.26          2.49
                               ----------      ----------     ----------     ----------     ----------      --------
       Total from investment
         operations                  0.63            1.25           2.96           3.88           2.50          2.80
                               ----------      ----------     ----------     ----------     ----------      --------
  Dividends from net
    investment income               (0.05)          (0.12)         (0.19)         (0.23)         (0.25)        (0.31)
  Dividends from net
    realized gain from
    investment transactions            --           (0.72)         (0.75)         (0.52)         (0.52)        (0.65)
  Dividends in excess of net
    realized gain from
    investment transactions            --              --             --          (0.01)            --            --
  Dividends from tax return
    of capital                         --              --             --          (0.01)            --            --
                               ----------      ----------     ----------     ----------     ----------      --------
       Total distributions          (0.05)          (0.84)         (0.94)         (0.77)         (0.77)        (0.96)
                               ----------      ----------     ----------     ----------     ----------      --------
    Net increase (decrease)
       in net asset value            0.58            0.41           2.02           3.11           1.73          1.84
                               ----------      ----------     ----------     ----------     ----------      --------
NET ASSET VALUE --
  END OF PERIOD                $    19.39      $    18.81     $    18.40     $    16.38     $    13.27      $  11.54
                               ==========      ==========     ==========     ==========     ==========      ========
Total Return                         3.36%*          6.94%         18.07%         29.43%         21.84%        29.09%
RATIOS AND SUPPLEMENTAL
  DATA:
Net Assets, end of period
  (000)                        $2,234,417      $2,419,737     $2,343,437     $1,849,241     $1,179,876      $814,964
Ratio of expenses to average
  net assets                         0.78%*          0.72%          0.65%          0.54%          0.51%         0.51%
Ratio of expenses to average
  net assets**                       0.80%*            --             --             --             --            --
Ratio of net investment
  income to average net
  assets                             0.64%*          0.64%          1.05%          1.54%          1.99%         2.84%
Ratio of net investment
  income to average net
  assets**                           0.53%*            --             --             --             --            --
Portfolio turnover                  90.81%*         29.95%         17.13%         13.85%         16.18%        16.12%

------------------------------------------------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
** Ratios calculated as if no fees were waived or expenses reimbursed.

 72              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                             CAPITAL APPRECIATION FUND
                              ----------------------------------------------------------------------------------------
                               SIX MONTHS      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  ENDED       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                              JUNE 30, 2000       1999           1998           1997           1996           1995
                              -------------   ------------   ------------   ------------   ------------   ------------
                               (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD           $  25.71       $    26.59     $    21.21      $  16.28       $  13.48       $ 10.92
                                --------       ----------     ----------      --------       --------       -------
  Net investment income             0.02             0.17           0.19          0.20           0.21          0.23
  Net realized gain and
    unrealized appreciation
    on investments                  0.17             0.92           6.14          5.39           3.29          2.69
                                --------       ----------     ----------      --------       --------       -------
       Total from investment
         operations                 0.19             1.09           6.33          5.59           3.50          3.19
                                --------       ----------     ----------      --------       --------       -------
  Dividends from net
    investment income              (0.04)           (0.17)         (0.19)        (0.20)         (0.22)        (0.23)
  Dividends from net
    realized gain from
    investment transactions           --            (1.60)         (0.76)        (0.46)         (0.48)        (0.40)
  Tax return of capital               --            (0.20)            --            --             --            --
                                --------       ----------     ----------      --------       --------       -------
       Total distributions         (0.04)           (1.97)         (0.95)        (0.66)         (0.70)        (0.63)
                                --------       ----------     ----------      --------       --------       -------
    Net increase (decrease)
       in net asset value           0.15            (0.88)          5.38          4.93           2.80          2.56
                                --------       ----------     ----------      --------       --------       -------
NET ASSET VALUE --
  END OF PERIOD                 $  25.86       $    25.71     $    26.59      $  21.21       $  16.28       $ 13.48
                                ========       ==========     ==========      ========       ========       =======
Total Return                        0.76%*           4.28%         29.96%        34.49%         26.14%        29.35%
RATIOS AND SUPPLEMENTAL
  DATA:
Net Assets, end of period
  (000)                         $891,638       $1,067,839     $1,064,498      $481,738       $211,474       $81,237
Ratio of expenses to average
  net assets                        0.80%*           0.74%          0.67%         0.56%          0.52%         0.54%
Ratio of expenses to average
  net assets**                      0.82%*             --             --            --             --            --
Ratio of net investment
  income to average net
  assets                            0.16%*           0.62%          0.83%         1.10%          1.53%         1.89%
Ratio of net investment
  income to average net
  assets**                          0.14%*             --             --            --             --            --
Portfolio turnover                118.49%*          24.70%         10.67%        10.88%         22.19%        20.28%

------------------------------------------------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
** Ratios calculated as if no fees were waived or expenses reimbursed.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               73

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                GOVERNMENT BOND FUND
                              ----------------------------------------------------------------------------------------
                               SIX MONTHS      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  ENDED       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                              JUNE 30, 2000       1999           1998           1997           1996           1995
                              -------------   ------------   ------------   ------------   ------------   ------------
                               (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD           $  10.79        $  11.69       $  11.38       $  11.04       $  11.36       $  10.20
                                --------        --------       --------       --------       --------       --------
  Net investment income             0.33            0.61           0.63           0.69           0.69           0.71
  Net realized gain (loss)
    and unrealized
    appreciation
    (depreciation) on
    investments                     0.10           (0.88)          0.37           0.34          (0.32)          1.16
                                --------        --------       --------       --------       --------       --------
       Total from investment
         operations                 0.43           (0.27)          1.00           1.03           0.37           1.87
                                --------        --------       --------       --------       --------       --------
  Dividends from net
    investment income              (0.33)          (0.61)         (0.63)         (0.69)         (0.69)         (0.71)
  Dividends from net
    realized gain from
    investment transactions           --           (0.02)         (0.06)            --             --             --
                                --------        --------       --------       --------       --------       --------
       Total distributions         (0.33)          (0.63)         (0.69)         (0.69)         (0.69)         (0.71)
                                --------        --------       --------       --------       --------       --------
    Net increase (decrease)
       in net asset value           0.10           (0.90)          0.31           0.34          (0.32)          1.16
                                --------        --------       --------       --------       --------       --------
NET ASSET VALUE --
  END OF PERIOD                 $  10.89        $  10.79       $  11.69       $  11.38       $  11.04       $  11.36
                                ========        ========       ========       ========       ========       ========
Total Return                        4.03%*         (2.35)%         8.91%          9.67%          3.49%         18.74%
RATIOS AND SUPPLEMENTAL
  DATA:
Net Assets, end of period
  (000)                         $723,439        $769,957       $761,897       $475,392       $459,247       $454,016
Ratio of expenses to average
  net assets                        0.66%*          0.65%          0.57%          0.53%          0.51%          0.51%
Ratio of expenses to average
  net assets**                      0.72%*            --             --             --             --             --
Ratio of net investment
  income to average net
  assets                            6.03%*          5.41%          5.60%          6.19%          6.23%          6.45%
Ratio of net investment
  income to average net
  assets**                          5.97%*            --             --             --             --             --
Portfolio turnover                 24.94%*         51.61%         32.03%         68.61%         33.75%         97.05%

------------------------------------------------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
** Ratios calculated as if no fees were waived or expenses reimbursed.

 74              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

            SELECTED DATA A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 MONEY MARKET FUND
                              ----------------------------------------------------------------------------------------
                               SIX MONTHS      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  ENDED       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                              JUNE 30, 2000       1999           1998           1997           1996           1995
                              -------------   ------------   ------------   ------------   ------------   ------------
                               (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD          $     1.00      $     1.00     $     1.00      $   1.00       $   1.00       $   1.00
                               ----------      ----------     ----------      --------       --------       --------
  Net investment income              0.03            0.05           0.05          0.05           0.05           0.06
  Dividends from net
    investment income               (0.03)          (0.05)         (0.05)        (0.05)         (0.05)         (0.06)
                               ----------      ----------     ----------      --------       --------       --------
    Net increase (decrease)
       in net asset value              --              --             --            --             --             --
                               ----------      ----------     ----------      --------       --------       --------
NET ASSET VALUE --
  END OF PERIOD                $     1.00      $     1.00     $     1.00      $   1.00       $   1.00       $   1.00
                               ==========      ==========     ==========      ========       ========       ========
Total Return                         2.82%*          4.81%          5.27%         5.26%          5.12%          5.66%

RATIOS AND SUPPLEMENTAL
  DATA:
Net Assets, end of period
  (000)                        $1,815,990      $2,127,500     $1,373,334      $993,597       $983,529       $737,408
Ratio of expenses to average
  net assets                         0.55%*          0.54%          0.46%         0.51%          0.51%          0.52%
Ratio of expenses to average
  net assets**                       0.59%*            --             --            --             --             --
Ratio of net investment
  income to average net
  assets                             5.59%*          4.77%          5.15%         5.16%          5.00%          5.51%
Ratio of net investment
  income to average net
  assets**                           5.54%*            --             --            --             --             --

------------------------------------------------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
** Ratios calculated as if no fees were waived or expenses reimbursed.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               75

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     SMALL COMPANY FUND
                                 ------------------------------------------------------------------------------------------
                                                                                                              PERIOD FROM
                                                                                                              OCTOBER 23,
                                                                                                                  1995
                                                                                                             (COMMENCEMENT
                                                                                                             OF OPERATIONS)
                                  SIX MONTHS      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       THROUGH
                                     ENDED       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                 JUNE 30, 2000       1999           1998           1997           1996            1995
                                 -------------   ------------   ------------   ------------   ------------   --------------
                                  (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD              $  22.12        $  16.01       $  15.85       $  13.89       $  11.42        $ 10.00
                                   --------        --------       --------       --------       --------        -------
  Net investment income (loss)         0.01           (0.03)          0.03           0.01           0.06           0.02
  Net realized gain and
    unrealized appreciation on
    investments and translation
    of assets and liabilities
    in foreign currencies              1.68            7.03           0.13           2.40           2.55           1.42
                                   --------        --------       --------       --------       --------        -------
       Total from investment
         operations                    1.69            7.00           0.16           2.41           2.61           1.44
                                   --------        --------       --------       --------       --------        -------
  Dividends from net investment
    income                            (0.01)             --             --             --          (0.06)         (0.02)
  Dividends from net realized
    gain from investments and
    foreign currency
    transactions                         --           (0.89)            --          (0.45)            --             --
  Dividends in excess of net
    realized gain from
    investment and foreign
    currency transactions                --              --             --             --          (0.08)            --
                                   --------        --------       --------       --------       --------        -------
       Total distributions            (0.01)          (0.89)            --          (0.45)         (0.14)         (0.02)
                                   --------        --------       --------       --------       --------        -------
    Net increase in net asset
       value                           1.68            6.11           0.16           1.96           2.47           1.42
                                   --------        --------       --------       --------       --------        -------
NET ASSET VALUE --
  END OF PERIOD                    $  23.80        $  22.12       $  16.01       $  15.85       $  13.89        $ 11.42
                                   ========        ========       ========       ========       ========        =======
Total Return                           7.62%*         44.02%          1.01%         17.35%         22.83%         14.38%*
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000)    $737,922        $542,537       $406,569       $343,808       $180,840        $17,155
Ratio of expenses to average
  net assets                           1.20%*          1.15%          1.07%          1.11%          1.20%          1.25%*
Ratio of expenses to average
  net assets**                         1.20%*          1.15%          1.07%          1.11%          1.20%          1.74%*
Ratio of net investment income
  to average net assets                0.10%*         (0.16)%         0.21%          0.05%          0.60%          1.32%*
Ratio of net investment income
  to average net assets**              0.10%*         (0.16)%         0.21%          0.05%          0.60%          0.83%*
Portfolio turnover                    93.11%*        134.74%        141.27%        134.38%        136.74%          9.03%*

------------------------------------------------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

 76              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                          INCOME FUND
                                                       --------------------------------------------------
                                                                                          PERIOD FROM
                                                       SIX MONTHS                      JANUARY 20, 1998
                                                          ENDED        YEAR ENDED      (COMMENCEMENT OF
                                                        JUNE 30,      DECEMBER 31,    OPERATIONS) THROUGH
                                                          2000            1999         DECEMBER 31, 1998
                                                       -----------    ------------    -------------------
                                                       (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                   $ 9.60          $10.25             $ 10.00
                                                         ------          ------             -------
  Net investment income                                    0.55            0.44                0.42
  Net realized gain (loss) and unrealized
     appreciation (depreciation) on investments            0.09           (0.65)               0.29
                                                         ------          ------             -------
       Total from investment operations                    0.64           (0.21)               0.71
                                                         ------          ------             -------
  Dividends from net investment income                    (0.56)          (0.43)              (0.42)
  Dividends from net realized gains from investment
     transactions                                            --           (0.01)              (0.04)
                                                         ------          ------             -------
       Total distributions                                (0.56)          (0.44)              (0.46)
                                                         ------          ------             -------
     Net increase (decrease) in net asset value            0.08           (0.65)               0.25
                                                         ------          ------             -------
NET ASSET VALUE -- END OF PERIOD                         $ 9.68          $ 9.60             $ 10.25
                                                         ======          ======             =======
Total Return                                               3.54%*         (2.01)%              7.13%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000)                          $9,656          $8,533             $ 4,964
Ratio of expenses to average net assets                    0.75%*          0.75%               0.75%*
Ratio of expenses to average net assets**                  0.93%*          0.89%               1.01%*
Ratio of net investment income to average net assets       5.42%*          4.68%               4.68%*
Ratio of net investment income to average net
  assets**                                                 5.25%*          4.54%               4.42%*
Portfolio turnover                                        26.17%*         88.39%             157.21%

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               77

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    STRATEGIC GROWTH FUND
                                               ---------------------------------------------------------------
                                                                                               PERIOD FROM
                                               SIX MONTHS                                   OCTOBER 31, 1997
                                                  ENDED       YEAR ENDED     YEAR ENDED     (COMMENCEMENT OF
                                                JUNE 30,     DECEMBER 31,   DECEMBER 31,   OPERATIONS) THROUGH
                                                  2000           1999           1998        DECEMBER 31, 1997
                                               -----------   ------------   ------------   -------------------
                                               (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD          $  20.44       $ 11.70        $ 10.21            $10.00
                                                --------       -------        -------            ------
  Net investment income (loss)                     (0.02)        (0.01)            --              0.01
  Net realized gain and unrealized
     appreciation on investments                    1.05          9.87           1.49              0.21
                                                --------       -------        -------            ------
       Total from investment operations             1.03          9.86           1.49              0.22
                                                --------       -------        -------            ------
  Dividends from net investment income                --            --             --             (0.01)
  Dividends from net realized gains from
     investment transactions                          --         (1.12)            --                --
                                                --------       -------        -------            ------
       Total distributions                            --         (1.12)            --             (0.01)
                                                --------       -------        -------            ------
     Net increase in net asset value                1.03          8.74           1.49              0.21
                                                --------       -------        -------            ------
NET ASSET VALUE -- END OF PERIOD                $  21.47       $ 20.44        $ 11.70            $10.21
                                                ========       =======        =======            ======
Total Return                                        5.04%*       84.75%         14.59%             2.20%*
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000)                 $219,803       $99,091        $10,342            $1,347
Ratio of expenses to average net assets             1.00%*        1.00%          1.00%             1.00%*
Ratio of expenses to average net assets**           1.16%*        1.23%          1.55%             6.33%*
Ratio of net investment income to average net
  assets                                           (0.27)%*      (0.15)%        (0.04)%            0.68%*
Ratio of net investment income to average net
  assets**                                         (0.43)%*      (0.38)%        (0.59)%           (4.65)%*
Portfolio turnover                                252.92%*      637.83%        369.83%            27.32%*

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

 78              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    STRATEGIC VALUE FUND
                                               ---------------------------------------------------------------
                                                                                               PERIOD FROM
                                               SIX MONTHS                                   OCTOBER 31, 1997
                                                  ENDED       YEAR ENDED     YEAR ENDED     (COMMENCEMENT OF
                                                JUNE 30,     DECEMBER 31,   DECEMBER 31,   OPERATIONS) THROUGH
                                                  2000           1999           1998        DECEMBER 31, 1997
                                               -----------   ------------   ------------   -------------------
                                               (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD           $  9.41       $ 10.12        $ 10.15            $10.00
                                                 -------       -------        -------            ------
  Net investment income                             0.04          0.09           0.07              0.01
  Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments and translation of assets
     and liabilities in foreign currencies         (0.16)        (0.41)         (0.03)             0.15
                                                 -------       -------        -------            ------
       Total from investment operations            (0.12)        (0.32)          0.04              0.16
                                                 -------       -------        -------            ------
  Dividends from net investment income             (0.04)        (0.08)         (0.07)            (0.01)
  Dividends from net realized gains from
     investment and foreign currency
     transactions                                     --         (0.14)            --                --
  Distributions in excess of net realized
     gains from investment and foreign
     currency transactions                            --         (0.17)            --                --
                                                 -------       -------        -------            ------
       Total distributions                         (0.04)        (0.39)         (0.07)            (0.01)
                                                 -------       -------        -------            ------
     Net increase (decrease) in net asset
       value                                       (0.16)        (0.71)         (0.03)             0.15
                                                 -------       -------        -------            ------
NET ASSET VALUE -- END OF PERIOD                 $  9.25       $  9.41        $ 10.12            $10.15
                                                 =======       =======        =======            ======
Total Return                                       (1.28)%*      (3.07%)         0.39%             1.63%*
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000)                  $22,486       $17,254        $15,279            $1,469
Ratio of expenses to average net assets             1.00%*        1.00%          1.00%             1.00%*
Ratio of expenses to average net assets**           1.25%*        1.22%          1.23%             5.54%*
Ratio of net investment income to average net
  assets                                            0.88%*        0.88%          0.86%             0.96%*
Ratio of net investment income to average net
  assets**                                          0.63%*        0.66%          0.63%            (3.58)%*
Portfolio turnover                                 66.96%*      113.30%         68.65%             5.38%*

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               79

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     EQUITY INCOME FUND
                                               ---------------------------------------------------------------
                                                                                               PERIOD FROM
                                               SIX MONTHS                                   OCTOBER 31, 1997
                                                  ENDED       YEAR ENDED     YEAR ENDED     (COMMENCEMENT OF
                                                JUNE 30,     DECEMBER 31,   DECEMBER 31,   OPERATIONS) THROUGH
                                                  2000           1999           1998        DECEMBER 31, 1997
                                               -----------   ------------   ------------   -------------------
                                               (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD           $ 13.53       $ 11.47        $ 10.16            $10.00
                                                 -------       -------        -------            ------
  Net investment income                             0.05          0.05           0.10              0.02
  Net realized gain and unrealized
     appreciation on investments and
     translation of assets and liabilities in
     foreign currencies                             0.19          2.06           1.44              0.16
                                                 -------       -------        -------            ------
       Total from investment operations             0.24          2.11           1.54              0.18
                                                 -------       -------        -------            ------
  Dividends from net investment income             (0.05)        (0.04)         (0.10)            (0.02)
  Dividends from net realized gains from
     investment and foreign currency
     transactions                                     --         (0.01)         (0.13)               --
  Distributions in excess of net realized
     gains from investment and foreign
     currency transactions                            --            --             --                --
                                                 -------       -------        -------            ------
       Total distributions                         (0.05)        (0.05)         (0.23)            (0.02)
                                                 -------       -------        -------            ------
     Net increase in net asset value                0.19          2.06           1.31              0.16
                                                 -------       -------        -------            ------
NET ASSET VALUE -- END OF PERIOD                 $ 13.72       $ 13.53        $ 11.47            $10.16
                                                 =======       =======        =======            ======
Total Return                                        1.75%*        8.49%         15.13%             1.77%*
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000)                  $44,430       $29,189        $14,194            $1,610
Ratio of expenses to average net assets             0.95%*        0.95%          0.95%             0.95%*
Ratio of expenses to average net assets**           1.11%*        1.09%          1.15%             5.63%*
Ratio of net investment income to average net
  assets                                            0.88%*        0.43%          1.11%             1.34%*
Ratio of net investment income to average net
  assets**                                          0.72%*        0.29%          0.91%            (3.34)%*
Portfolio turnover                                 40.44%*       45.16%         49.12%            14.52%*

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

 80              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 HIGH INCOME BOND FUND
                                            ---------------------------------------------------------------
                                                                                            PERIOD FROM
                                            SIX MONTHS                                   OCTOBER 31, 1997
                                               ENDED       YEAR ENDED     YEAR ENDED     (COMMENCEMENT OF
                                             JUNE 30,     DECEMBER 31,   DECEMBER 31,   OPERATIONS) THROUGH
                                               2000           1999           1998        DECEMBER 31, 1997
                                            -----------   ------------   ------------   -------------------
                                            (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD        $  9.52       $ 10.04        $ 10.12            $ 10.00
                                              -------       -------        -------            -------
  Net investment income                          0.46          0.83           0.66               0.11
  Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments                                (0.61)        (0.52)         (0.08)              0.12
                                              -------       -------        -------            -------
       Total from investment operations         (0.15)         0.31           0.58               0.23
                                              -------       -------        -------            -------
  Dividends from net investment income          (0.45)        (0.83)         (0.66)             (0.11)
  Dividends from net realized gain from
     investment transactions                       --            --             --                 --
                                              -------       -------        -------            -------
       Total distributions                      (0.45)        (0.83)         (0.66)             (0.11)
                                              -------       -------        -------            -------
     Net increase (decrease) in net asset
       value                                    (0.60)        (0.52)         (0.08)              0.12
                                              -------       -------        -------            -------
NET ASSET VALUE -- END OF PERIOD              $  8.92       $  9.52        $ 10.04            $ 10.12
                                              =======       =======        =======            =======
Total Return                                    (1.50)%*       3.19%          5.80%              2.28%*
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000)               $70,671       $64,754        $36,630            $ 6,029
Ratio of expenses to average net assets          0.95%*        0.95%          0.95%              0.95%*
Ratio of expenses to average net assets**        1.20%*        1.15%          1.12%              2.18%*
Ratio of net investment income to average
  net assets                                    10.36%*        8.81%          7.88%              6.96%*
Ratio of net investment income to average
  net assets**                                  10.12%*        8.61%          7.71%              5.73%*
Portfolio turnover                               6.28%*       22.04%         24.25%              7.37%*

---------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               81

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     BALANCED FUND
                                            ---------------------------------------------------------------
                                                                                            PERIOD FROM
                                            SIX MONTHS                                   OCTOBER 31, 1997
                                               ENDED       YEAR ENDED     YEAR ENDED     (COMMENCEMENT OF
                                             JUNE 30,     DECEMBER 31,   DECEMBER 31,   OPERATIONS) THROUGH
                                               2000           1999           1998        DECEMBER 31, 1997
                                            -----------   ------------   ------------   -------------------
                                            (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD        $ 10.31       $ 10.58        $ 10.10            $ 10.00
                                              -------       -------        -------            -------
  Net investment income                          0.15          0.37           0.30               0.05
  Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments                                 0.12         (0.28)          0.51               0.10
                                              -------       -------        -------            -------
       Total from investment operations          0.27          0.09           0.81               0.15
                                              -------       -------        -------            -------
  Dividends from net investment income          (0.15)        (0.36)         (0.30)             (0.05)
  Dividends from net realized gain from
     investment transactions                       --            --          (0.03)                --
                                              -------       -------        -------            -------
       Total distributions                      (0.15)        (0.36)         (0.33)             (0.05)
                                              -------       -------        -------            -------
     Net increase (decrease) in net asset
       value                                     0.12         (0.27)          0.48               0.10
                                              -------       -------        -------            -------
NET ASSET VALUE -- END OF PERIOD              $ 10.43       $ 10.31        $ 10.58            $ 10.10
                                              =======       =======        =======            =======
Total Return                                     2.68%*        0.87%          8.07%              1.46%*
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000)               $94,155       $78,157        $40,885            $ 1,886
Ratio of expenses to average net assets          0.90%*        0.90%          0.90%              0.90%*
Ratio of expenses to average net assets**        1.05%*        1.00%          0.96%              4.90%*
Ratio of net investment income to average
  net assets                                     3.12%*        3.68%          3.81%              4.08%*
Ratio of net investment income to average
  net assets**                                   2.98%*        3.58%          3.75%              0.08%*
Portfolio turnover                             178.55%*      103.69%        137.35%              0.19%*

---------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

 82              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 MULTI SECTOR BOND FUND
                                            ----------------------------------------------------------------
                                                                                             PERIOD FROM
                                             SIX MONTHS                                   OCTOBER 31, 1997
                                               ENDED        YEAR ENDED     YEAR ENDED     (COMMENCEMENT OF
                                              JUNE 30,     DECEMBER 31,   DECEMBER 31,   OPERATIONS) THROUGH
                                                2000           1999           1998        DECEMBER 31, 1997
                                            ------------   ------------   ------------   -------------------
                                            (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD        $  9.37        $   9.82       $ 10.05            $ 10.00
                                              -------        --------       -------            -------
  Net investment income                          0.31            0.61          0.48               0.05
  Net realized gain and unrealized
     appreciation on investments and
     translation of assets and liabilities
     in foreign currencies                      (0.08)          (0.47)        (0.22)              0.05
                                              -------        --------       -------            -------
       Total from investment operations          0.23            0.14          0.26               0.10
                                              -------        --------       -------            -------
  Dividends from net investment income          (0.31)          (0.59)        (0.47)             (0.05)
  Dividends from net realized gain from
     investment and foreign currency
     transactions                                  --              --         (0.01)                --
  Dividends from tax return of capital             --              --         (0.01)
                                              -------        --------       -------            -------
       Total distributions                      (0.31)          (0.59)        (0.49)             (0.05)
                                              -------        --------       -------            -------
     Net increase (decrease) in net asset
       value                                    (0.08)          (0.45)        (0.23)              0.05
                                              -------        --------       -------            -------
NET ASSET VALUE -- END OF PERIOD              $  9.29        $   9.37       $  9.82            $ 10.05
                                              =======        ========       =======            =======
Total Return                                     2.49%*          1.56%         2.60%              1.04%*
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000)               $99,494        $ 72,862       $36,965            $ 2,032
Ratio of expenses to average net assets          0.90%*          0.90%         0.90%              0.90%*
Ratio of expenses to average net assets**        1.07%*          1.02%         0.96%              4.41%*
Ratio of net investment income to average
  net assets                                     7.17%*          7.03%         6.42%              4.77%*
Ratio of net investment income to average
  net assets**                                   7.01%*          6.91%         6.36%              1.26%*
Portfolio turnover                             199.04%*        242.89%       287.69%             48.90%*

---------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               83

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                  SMALL CAP VALUE FUND
                                            ----------------------------------------------------------------
                                                                                             PERIOD FROM
                                             SIX MONTHS                                   OCTOBER 31, 1997
                                               ENDED        YEAR ENDED     YEAR ENDED     (COMMENCEMENT OF
                                              JUNE 30,     DECEMBER 31,   DECEMBER 31,   OPERATIONS) THROUGH
                                                2000           1999           1998        DECEMBER 31, 1997
                                            ------------   ------------   ------------   -------------------
                                            (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD        $   9.72       $   9.49       $  9.79            $ 10.00
                                              --------       --------       -------            -------
  Net investment income (loss)                   (0.01)         (0.02)        (0.01)              0.01
  Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments and translation of assets
     and liabilities in foreign currencies        1.08           2.38         (0.29)             (0.17)
                                              --------       --------       -------            -------
       Total from investment operations           1.07           2.36         (0.30)             (0.16)
                                              --------       --------       -------            -------
  Dividends from net investment income              --             --            --              (0.01)
  Dividends from net realized gain from
     investment and foreign currency
     transactions                                   --          (2.13)           --              (0.04)
  Dividends from tax return of capital              --             --            --                 --
                                              --------       --------       -------            -------
       Total distributions                          --          (2.13)           --              (0.05)
                                              --------       --------       -------            -------
     Net increase (decrease) in net asset
       value                                      1.07           0.23         (0.30)             (0.21)
                                              --------       --------       -------            -------
NET ASSET VALUE -- END OF PERIOD              $  10.79       $   9.72       $  9.49            $  9.79
                                              ========       ========       =======            =======
Total Return                                     11.01%*        27.84%        (3.06)%            (1.61)%*
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000)               $197,401       $131,929       $50,439            $ 2,069
Ratio of expenses to average net assets           1.05%*         1.05%         1.05%              1.05%*
Ratio of expenses to average net assets**         1.21%*         1.27%         1.33%              6.31%*
Ratio of net investment income to average
  net assets                                     (0.24)%*       (0.28)%       (0.21)%             0.50%*
Ratio of net investment income to average
  net assets**                                   (0.40)%*       (0.50)%       (0.49)%            (4.76)%*
Portfolio turnover                               89.72%*       270.26%       283.65%              8.38%*

---------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

 84              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                    GLOBAL 50 FUND***
                                    SMALL CAP GROWTH FUND       ----------------------------------------------------------
                                 ----------------------------                                                PERIOD FROM
                                                PERIOD FROM                                                  OCTOBER 31,
                                                MAY 1, 1999                                                      1997
                                               (COMMENCEMENT                                                (COMMENCEMENT
                                 SIX MONTHS    OF OPERATIONS)   SIX MONTHS                                  OF OPERATIONS)
                                    ENDED         THROUGH          ENDED       YEAR ENDED     YEAR ENDED       THROUGH
                                  JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                    2000            1999           2000           1999           1998            1997
                                 -----------   --------------   -----------   ------------   ------------   --------------
                                 (UNAUDITED)                    (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                           $ 19.69        $ 10.00         $ 13.89       $ 11.75        $ 10.10          $10.00
                                   -------        -------         -------       -------        -------          ------
  Net investment income (loss)       (0.02)         (0.01)           0.11          0.07           0.11            0.02
  Net realized gain (loss) and
     unrealized appreciation on
     investments and translation
     of assets and liabilities
     in foreign currencies            1.04          10.48           (0.20)         2.60           1.81            0.10
                                   -------        -------         -------       -------        -------          ------
       Total from investment
          operations                  1.02          10.47           (0.09)         2.67           1.92            0.12
                                   -------        -------         -------       -------        -------          ------
  Dividends from net investment
     income                             --             --           (0.11)        (0.04)         (0.07)          (0.02)
  Dividends in excess of net
     investment income                  --             --              --         (0.01)         (0.12)             --
  Dividends from net realized
     gain from investment and
     foreign currency
     transactions                       --          (0.78)             --         (0.48)         (0.08)             --
                                   -------        -------         -------       -------        -------          ------
       Total distributions              --          (0.78)          (0.11)        (0.53)         (0.27)          (0.02)
                                   -------        -------         -------       -------        -------          ------
     Net increase (decrease) in
       net asset value                1.02           9.69           (0.20)         2.14           1.65            0.10
                                   -------        -------         -------       -------        -------          ------
NET ASSET VALUE --
  END OF PERIOD                    $ 20.71        $ 19.69         $ 13.69       $ 13.89        $ 11.75          $10.10
                                   =======        =======         =======       =======        =======          ======
Total Return                          5.18%*       105.01%          (0.63)%*      22.92%         19.14%           1.18%*
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000)    $60,904        $19,541         $80,249       $60,840        $21,527          $5,566
Ratio of expenses to average net
  assets                              1.30%*         1.30%*          1.20%*        1.20%          1.20%           1.20%*
Ratio of expenses to average net
  assets**                            1.63%*         3.40%*          1.45%*        1.54%          1.46%           2.84%*
Ratio of net investment income
  to average net assets               1.05%*        (0.24)%*         1.86%*        0.31%          0.66%           1.00%*
Ratio of net investment income
  to average net assets**             0.72%*        (2.34)%*         1.61%*       (0.03)%         0.40%          (0.64)%*
Portfolio turnover                   77.02%*       130.98%         127.99%*       79.22%         59.01%           9.32%*

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

**  Ratios calculated as if no fees were waived or expenses reimbursed.

*** Name change from Nationwide Global Equity Fund as of May 1, 2000.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               85

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                      MID CAP INDEX FUND
                                                  ----------------------------------------------------------
                                                                                               PERIOD FROM
                                                                                               OCTOBER 31,
                                                                                                   1997
                                                                                              (COMMENCEMENT
                                                  SIX MONTHS                                  OF OPERATIONS)
                                                     ENDED       YEAR ENDED     YEAR ENDED       THROUGH
                                                   JUNE 30,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                     2000           1999           1998            1997
                                                  -----------   ------------   ------------   --------------
                                                  (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD              $ 12.32       $ 10.92        $  9.94          $10.00
                                                    -------       -------        -------          ------
  Net investment income (loss)                         0.03          0.05           0.09            0.02
  Net realized gain (loss) and unrealized
     appreciation on investments and translation
     of assets and liabilities in foreign
     currencies                                        0.98          2.21           0.98           (0.06)
                                                    -------       -------        -------          ------
       Total from investment operations                1.01          2.26           1.07           (0.04)
                                                    -------       -------        -------          ------
  Dividends from net investment income                (0.04)        (0.03)         (0.08)          (0.02)
  Dividends from net realized gain from
     investment and foreign currency
     transactions                                        --         (0.83)            --              --
  Dividends from tax return of capital                   --            --          (0.01)             --
                                                    -------       -------        -------          ------
       Total distributions                            (0.04)        (0.86)         (0.09)          (0.02)
                                                    -------       -------        -------          ------
     Net increase (decrease) in net asset value        0.97          1.40           0.98           (0.06)
                                                    -------       -------        -------          ------
NET ASSET VALUE --
  END OF PERIOD                                     $ 13.29       $ 12.32        $ 10.92          $ 9.94
                                                    =======       =======        =======          ======
Total Return                                           8.22%*       20.92%*        10.81%          (0.36)%*
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000)                     $49,100       $20,259        $10,849          $3,214
Ratio of expenses to average net assets                0.65%*        1.03%          1.20%           1.20%*
Ratio of expenses to average net assets**              1.01%*        1.74%          1.54%           3.31%*
Ratio of net investment income to average net
  assets                                               0.63%*        0.56%          0.79%           1.55%*
Ratio of net investment income to average net
  assets**                                             0.27%*       (0.15)%         0.45%          (0.56)%*
Portfolio turnover                                    89.69%*      275.04%        119.37%           7.81%*

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

**  Ratios calculated as if no fees were waived or expenses reimbursed.

 86              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Nationwide Separate Account Trust (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies, as well as, other open-end investment companies ("fund of funds") organized by Villanova Mutual Fund Capital Trust ("VMF"), the Trust's investment adviser. The Trust was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated as of June 30, 1981, as subsequently amended. To date, the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and the fund of funds, all of which are affiliated companies, have purchased shares of the Trust's series (the "Funds").

The Trust currently offers shares in sixteen Funds. These Funds, listed below, consist of diversified and non-diversified (*) portfolios.

     Total Return Fund
     Capital Appreciation Fund
     Government Bond Fund
     Money Market Fund
     Small Company Fund*
     Income Fund*
     Strategic Growth Fund*
     Strategic Value Fund
     Equity Income Fund
     High Income Bond Fund
     Balanced Fund
     Multi Sector Bond Fund
     Small Cap Value Fund
     Small Cap Growth Fund
     Global 50 Fund
     Mid Cap Index Fund

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) SECURITY VALUATION

All Funds (except High Income Bond and Money Market Funds):

 (1) Equity securities traded on a national securities exchange are valued at the last quoted sale price, as provided by an independent pricing agent. Equity securities traded in the over-the-counter ("OTC") market are valued at the last quoted sale price, or if no sale price, the last quoted bid price, as provided by an independent pricing agent.

 (2) U.S. Government securities are valued at the last quoted bid price, as provided by an independent pricing agent. All other debt securities are valued by a combination of daily quotes and matrix evaluations, as provided by an independent pricing agent.

 (3) The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               87

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

     agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

 (4) Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of the Fund's investment adviser, administrator, or sub-administrator, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

 (5) The Trustees have approved amortized cost procedures for short-term money market obligations that have 60 days or less to maturity.

High Income Bond Fund:

 (6) Portfolio securities traded on a national securities exchange and in the OTC market are valued at the last quoted sale price, or if no sale, the mean between the last closing bid and asked price shall be used, as provided by an independent pricing agent.

Money Market Fund:

 (7) Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended.

ALL FUNDS

 (8) Futures contracts and options traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading, or if there was no sale, the quoted bid price at the close of trading. Futures are used for purposes other than hedging.

 (9) Foreign Currency Transactions: The accounting records of each Fund are maintained in U.S. dollars. Fluctuations in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments. Net realized gains or losses arise from sales of foreign currencies, security transactions, and the difference between the amounts of purchases and sales of securities, income receipts and expense payments are recorded on the Fund's books in the U.S. dollar equivalent of amounts actually received or paid. Net unrealized gains or losses arising from valuing a fund's securities denominated in foreign currencies are calculated periodically and then translated into U.S. dollars.

(10) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency exchange contracts (forward exchange contracts) which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward exchange contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable/payable for foreign currency contracts sold/purchased.

     At or before the closing of a forward exchange contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

 88              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

     Forward exchange contracts can be used to hedge the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward exchange contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward exchange contract has been established. Thus, the Fund may need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward exchange contracts. The Fund could be exposed to risk if a counter party is unable to meet the terms of a forward exchange contract or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or for foreign securities, it is recorded as soon as the information becomes available. Interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

(c) FEDERAL INCOME TAXES

Each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Each Fund is treated as a separate taxable entity. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

As of the fiscal year ended December 31, 1999, for Federal income tax purposes, the following Funds had net capital loss carryforwards available to offset future capital gains according to the schedule below:

                                                 AMOUNT        EXPIRES
                                               ----------      -------
Income Fund..................................  $76,687      within 8 years
Equity Income Fund...........................  193,071      within 8 years
High Income Bond Fund........................  238,161      within 8 years
Multi Sector Bond Fund.......................  1,357,896    within 8 years

(d) DIVIDENDS TO SHAREHOLDERS

     (1) All Funds (except the Money Market Fund):

         Dividend income, if any, is paid quarterly and is recorded on the ex-dividend date.

         Distributable net realized capital gains, if any, are declared and distributed at least annually.

     (2) Money Market Fund:

         Dividends from net investment income are declared daily and paid monthly.

         Distributable net realized capital gains, if any, are declared and distributed at least annually.

     (3) Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with American Institute of Certified

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               89

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

         Public Accountants (AICPA) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

         Accordingly, for the fiscal year ended December 31, 1999, the following reclassifications were necessary. Negative amount represent credits and positive amounts represent debits.

                                                        UNDISTRIBUTED
                                                      (DISTRIBUTIONS IN     UNDISTRIBUTED
                                                         EXCESS OF)       (DISTRIBUTIONS IN
                                                       NET INVESTMENT        EXCESS OF)
                                                           INCOME         NET REALIZED GAIN    CAPITAL
                                                      -----------------   -----------------   ----------
           Capital Appreciation Fund................      $(27,393)          $(7,618,327)     $7,645,720
           Government Bond Fund.....................         3,820                (3,820)             --
           Small Company Fund.......................      (619,947)              619,947              --
           Strategic Growth Fund....................       (45,804)               45,804              --
           Strategic Value Fund.....................           249                  (249)             --
           Equity Income Fund.......................           (47)                   47              --
           High Income Bond Fund....................           243                  (243)             --
           Multi Sector Bond Fund...................       144,450              (144,450)             --
           Small Cap Value Fund.....................      (271,770)              272,388            (618)
           Small Cap Growth Fund....................       (10,928)               10,928              --
           Global 50 Fund...........................       (32,277)               32,277              --

(e) EXPENSES

Direct expenses of a Fund are charged to that Fund. General expenses of the Trust, not directly attributable to a Fund, are allocated to each Fund based upon each Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees.

(f) ORGANIZATION EXPENSES

Initial organization expenses of the Small Company Fund, Income Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global 50 Fund, and Mid Cap Fund were paid by the investment adviser and were reimbursed by the Funds. Such organization costs have been deferred and will be amortized over a period of sixty months from the commencement of operations.

(g) USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

 90              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadvisers. A subadviser manages it's applicable Fund's investments and has the responsibility for making all investment decisions for that Fund or portion of that Fund assigned to it by VMF. Additional information regarding the subadvised Funds is as follows:

                     FUND                                       SUBADVISER(S)
                     ----                                       -------------
Small Company* Fund                             The Dreyfus Corporation
                                                Neuberger Berman, LLC
                                                Lazard Asset Management
                                                Strong Capital Management, Inc.
                                                Villanova Capital****

Income Fund                                     NCM Capital Management Group, Inc.
                                                Smith Graham & Co. Asset Managers, L.P.

Strategic Growth Fund                           Strong Capital Management, Inc.

Strategic Value Fund                            Strong Capital Management, Inc. and Shaefer
                                                Capital Management, Inc.

Equity Income and                               Federated Investment Counseling
High Income Bond Fund

Multi Sector Bond** Fund                        Miller Anderson & Sherrerd, LLP

Small Cap Value and                             The Dreyfus Corporation
Mid Cap Index*** Fund

Small Cap Growth Fund                           Miller Anderson & Sherrerd, LLP
                                                Franklin Advisers, Inc.
                                                Neuberger Berman, LLC

Global 50 and                                   J.P. Morgan Investment Management, Inc
Balanced** Fund

---------------
*    Prior to May 1, 2000, Credit Suisse Asset Management was also a subadviser.

** Prior to May 1, 2000, Salomon Brothers Asset Management, Inc was the subadviser.

*** Prior to May 1, 2000, -- First Pacific Advisors, Inc., Pilgrim Baxter and Associates Ltd., and Rice, Hall, James and Associates were the subadvisers.

**** Villanova assumed subadviser responsibilities on May 1, 2000 from Warburg
     Pincus.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               91

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

Under the terms of the investment advisory agreement, the Funds pays VMF a management fee, based on the Fund's average daily net assets. From such fees, pursuant to the sub-advisory agreements, VMF pays fees to each subadviser. Additional information regarding investment advisory fees for VMF and the subadvisory fees is as follows for the six-month period ended June 30, 2000:

                         TOTAL       ADVISORY       SUB-
                        ADVISORY       FEES       ADVISORY            FEE            TOTAL     FEES       PAID TO
        FUND             FEES*      RETAINED*    FEES PAID*         SCHEDULE         FEES    RETAINED   SUB-ADVISOR
        ----           ----------   ----------   ----------   --------------------   -----   --------   -----------
Total Return           $6,497,838   $6,497,838   $     N/A    Up to $1 billion        0.60%    0.60%        N/A
Capital Appreciation    2,692,862    2,692,862         N/A    Next $1 billion        0.575%   0.575%        N/A
                               --                             Next $3 billion         0.55%    0.55%        N/A
                                                              $5 billion or more      0.50%    0.50%        N/A

Government Bond         1,817,638    1,817,638         N/A    Up to $1 billion        0.50%    0.50%        N/A
                                                              Next $1 billion        0.475%   0.475%        N/A
                                                              Next $3 billion         0.45%    0.45%        N/A
                                                              $5 billion or more      0.40%    0.40%        N/A

Money Market             3,660936    3,660,936         N/A    Up to $1 billion        0.40%    0.40%        N/A
                                                              Next $1 billion         0.38%    0.38%        N/A
                                                              Next $3 billion         0.36%    0.36%        N/A
                                                              $5 billion or more      0.34%    0.34%        N/A

Small Company           3,188,727    1,131,484   2,057,243    Up to $250 million      0.93%    0.33%       0.60%
                                                              Next $750 million       0.95%    0.35%       0.60%
                                                              $1 billion or more      0.96%    0.36%       0.60%

Income**                   19,732        8,770      10,962    Up to $100 million      0.45%    0.20%       0.25%
                                                              $100 million or more    0.45%    0.30%       0.15%

Strategic Growth          744,183      330,749     413,434    Up to $500 million      0.90%    0.40%       0.50%
Strategic Value            93,413       41,517      51,896    $500 million or more    0.90%    0.45%       0.45%

Equity Income              142142       71,071      71,071    Up to $50 million       0.80%    0.40%       0.40%
High Income Bond          262,854      143,417     119,437    Next $200 million       0.80%    0.55%       0.25%
                                                              Next $250 million       0.80%    0.60%       0.20%
                                                              $500 million or more    0.80%    0.65%       0.15%

Balanced                  309,810      165,233     144,577    Up to $100 million      0.75%    0.40%       0.35%
                                                              $100 million or more    0.75%    0.45%       0.30%

Multi Sector Bond         310,081      173,617     136,464    Up to $200 million      0.75%    0.45%       0.30%
                                                              $200 million or more    0.75%    0.50%       0.25%

Small Cap Value           733,307      326,075     407,075    Up to $200 million      0.90%    0.40%       0.50%
                                                              $200 million or more    0.90%    0.45%       0.45%

Small Cap Growth          213,497       97,044     116,453    All assets              1.10%    0.50%       0.60%

Global 50                 346,180      143,350     202,830    Up to $50 million       1.00%    0.40%       0.60%
                                                              $50 million or more     1.00%    0.45%       0.55%

Mid Cap Index              79,878       63,895      15,973    Up to $250 million      0.50%    0.40%       0.10%
                                                              Next $250 million       0.50%    0.41%       0.09%
                                                              Next $250 million       0.50%    0.42%       0.08%
                                                              Next $250 million       0.50%    0.43%       0.07%
                                                              $1 billion or more      0.50%    0.45%       0.05%

---------------

*  Paid or payable and before any fee waivers.

** Subject to a minimum subadvisory annual fee due from VMF of $15,000 for NCM
   Capital Management Group, Inc. and $25,000 for Smith Graham & Co. Asset Managers, L.P.

 92              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

VMF has voluntarily agreed to waive advisory fees, and if necessary, reimburse expenses (except for Administrative Service Fees) of certain Funds in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the stated expense caps for each applicable Fund for the six-month period ended June 30, 2000:

         FUND              EXPENSE CAPS                 FUND              EXPENSE CAPS
         ----              ------------                 ----              ------------
Total Return                   0.78%           Equity Income                  0.95%
Capital Appreciation           0.80%           High Income Bond               0.95%
Government Bond                0.66%           Balanced                       0.90%
Money Market                   0.55%           Multi Sector Bond              0.90%
Small Company                  1.25%           Small Cap Value                1.05%
Income                         0.75%           Small Cap Growth               1.30%
Strategic Growth               1.00%           Global 50                      1.20%
Strategic Value                1.00%           Mid Cap Index                  0.65%

During the six-month period ended June 30, 2000, Fund expenses were reduced as follows in accordance with the expense caps:

                                                     OTHER FEES/   TOTAL FEES
                             TOTAL FUND     FEES      EXPENSES      WAIVED/      NET FUND
           FUND               EXPENSES    WAIVED*    REIMBURSED    REIMBURSED    EXPENSES
           ----              ----------   --------   -----------   ----------   ----------
Total Return                 $8,863,084   $196,391       $--        $196,391    $8,666,693
Capital Appreciation          3,679,953     87,295       --           87,295     3,592,658
Government Bond               2,616,864    213,063       --          213,063     2,403,801
Money Market                  5,671,225    441,468       --          441,468     5,229,757
Small Company                 4,102,079         --       --               --     4,102,079
Income                           40,617      7,703       --            7,703        32,914
Strategic Growth                959,109    130,465       --          130,465       828,644
Strategic Value                 129,487     25,660       --           25,660       129,487
Equity Income                   197,173     28,063       --           28,063       169,110
High Income Bond                393,512     80,648       --           80,648       312,864
Balanced                        433,278     59,897       --           59,897       373,381
Multi Sector Bond               440,759     67,567       --           67,567       373,192
Small Cap Value                 987,213    131,676       --          131,676       855,537
Small Cap Growth                315,630     63,216       --           63,216       252,414

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               93

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                     OTHER FEES/   TOTAL FEES
                             TOTAL FUND     FEES      EXPENSES      WAIVED/      NET FUND
           FUND               EXPENSES    WAIVED*    REIMBURSED    REIMBURSED    EXPENSES
           ----              ----------   --------   -----------   ----------   ----------
Global 50                       503,441     87,034       --           87,034       416,407
Mid Cap Index                   161,724     57,844       --           57,844       103,880

---------------

* Fees waived includes advisory, fund administration, and transfer and dividend disbursing agent fees.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the six-month period ended June 30, 2000, the Funds paid fund administration fees according to the following schedule:

                       FUND ADMINISTRATION                                 FUND ADMINISTRATION
        FUND              FEE SCHEDULE                       FUND              FEE SCHEDULE
        ----           ---------------------------    -----------------    ---------------------------
Total Return                                          Small Company
Capital Appreciation    Up to $1 billion      0.05%   Income               Up to $250 million     0.07%
Government Bond         $1 billion or more    0.04%   Strategic Growth     Next $750 million      0.05%
Money Market                                          Strategic Value      $1 billion or more     0.04%
                                                      Equity Income
                                                      High Income Bond
                                                      Balanced
                                                      Multi Sector Bond
                                                      Small Cap Value
                                                      Small Cap Growth
                                                      Global 50
                                                      Mid Cap Index

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI receives fees of 0.01% of the average daily net assets, calculated daily and paid monthly.

VSA has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services to the Fund.

Under the terms of an Administrative Services Plan, the Funds pays fees to servicing organizations, such as broker-dealers and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires

 94              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets, calculated daily and paid monthly.

4. BANK LOANS

The Trust has an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bears interest at the federal funds rate plus 0.50%. These interest costs are included in the custodian fees in the Statement of Operations. No compensating balances are required.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. government obligations, short-term securities and forward currency exchange contracts) and U.S. government obligations for the six-months ended June 30, 2000 are summarized as follows:

                                       LONG-TERM SECURITIES             U.S. GOVERNMENT OBLIGATIONS
                                    PURCHASES          SALES            PURCHASES          SALES
                                  --------------   --------------     --------------   --------------
Total Return                      $1,963,678,853   $2,223,045,750     $3,036,177,800   $3,127,553,000
Capital Appreciation               1,063,278,172    1,235,529,920         21,130,394       37,005,315
Government Bond                               --       13,823,870      2,684,311,926    3,166,310,430
Money Market                                  --               --        380,005,707      573,988,946
Small Company                      1,829,600,468      840,580,401        138,390,030      129,019,761
Income                                   243,160           46,779          3,983,735        3,114,772
Strategic Growth                     511,124,784      394,431,523                 --               --
Strategic Value                       18,748,960       13,285,469                 --               --
Equity Income                         27,793,351       13,814,929                 --               --
High Income Bond                      13,224,796        3,889,408                 --               --
Balanced                              84,291,391       74,165,845         62,642,691       55,561,828
Multi Sector Bond                    577,877,954      660,637,264        155,673,751      139,036,142
Small Cap Value                      204,625,878      145,620,170                 --               --
Small Cap Growth                      59,502,288       26,492,299                 --               --
Global 50                          1,747,350,119    1,363,119,991                 --               --
Mid Cap Index                         58,544,235       31,848,059                 --               --

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               95

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

Realized gains and losses have been computed on the specific identification basis. Included in net unrealized appreciation (depreciation) at June 30, 2000, excluding forward currency contracts for the Small Company Fund, Multi Sector Bond Fund and Global 50 Fund, are the following components:

                                                                                  NET
                                              GROSS            GROSS           UNREALIZED
                                            UNREALIZED       UNREALIZED       APPRECIATION
                                           APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                           ------------    --------------    --------------
Total Return                               $317,220,967    $  (61,132,208)   $  256,088,759
Capital Appreciation                        125,577,351       (36,989,957)       88,587,394
Government Bond                               4,572,810       (20,750,354)      (16,177,544)
Money Market                                         --                --                --
Small Company                               125,605,990       (27,995,359)       97,610,631
Income                                           16,375          (189,941)         (173,566)
Strategic Growth                             22,130,436        (4,320,933)       17,809,503
Strategic Value                               1,685,825        (1,644,662)           41,163
Equity Income                                 6,881,386        (1,776,709)        5,104,677
High Income Bond                                760,034        (8,002,214)       (7,242,180)
Balanced                                      3,322,906        (3,295,667)           27,239
Multi Sector Bond                             1,629,850          (956,802)          673,048
Small Cap Value                              19,480,537       (20,057,599)         (577,062)
Small Cap Growth                              7,958,366        (4,729,162)        3,229,204
Global 50                                     6,052,784        (2,460,443)        3,592,342
Mid Cap Index                                 4,651,612        (3,071,265)        1,580,347

6. PORTFOLIO INVESTMENT RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield and emerging market instruments are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds' investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

 96              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

7. SUBSEQUENT EVENT

At the Annual Meeting of Shareholders of Nationwide Separate Account Trust held on July 26, 2000 shareholders acted upon and approved the following matters:

                                   PROPOSAL 1
                          ELECTION OF TWELVE TRUSTEES

                                                             WITHHOLD AUTHORITY
              NAME                      FOR                     TO VOTE FOR
              ----                 -------------            --------------------
Charles E. Allen                   2,138,729,131                 92,222,591
Paula H. J. Cholmondeley           2,135,918,696                 95,033,026
C. Brent DeVore                    2,138,436,995                 92,514,727
Robert M. Duncan                   2,136,889,456                 94,062,266
Joseph J. Gasper                   2,138,514,788                 92,436,935
Barbara Hennigar                   2,137,875,458                 93,076,264
Paul J. Hondros                    2,138,746,547                 92,205,175
Thomas J. Kerr IV                  2,137,051,345                 93,900,377
Douglas F. Kridler                 2,138,294,939                 92,656,783
Dimon R. McFerson                  2,136,835,895                 94,115,827
Arden L. Shisler                   2,136,689,413                 94,262,309
David C. Wetmore                   2,138,810,338                 92,141,384

The Trust has no other Trustees

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               97

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   PROPOSAL 2
                RATIFICATION OF BOARD OF TRUSTEES' SELECTION OF
                 PRICEWATERHOUSECOOPERS AS TRUST'S AUDITORS FOR
                    THE FISCAL YEAR ENDING DECEMBER 31, 2000

                SERIES                            FOR            AGAINST         ABSTAIN            TOTAL
                ------                       -------------      ----------      ----------      -------------
Total Return Fund                              108,802,167       1,482,729       5,728,326        116,013,222
Capital Appreciation Fund                       32,747,212         387,621       1,503,412         34,638,245
Government Bond Fund                            60,777,310         563,207       2,741,498         64,082,015
Money Market Fund                            1,828,840,363      19,879,236      70,677,016      1,919,396,615
Small Company Fund                              28,139,467         561,000       1,597,628         30,298,095
Income Fund                                        942,603               0               0            942,603
Mid Cap Index Fund                               2,458,536          26,752         147,670          2,632,958
Global 50 Fund                                   5,133,543          27,526         219,825          5,380,894
Small Cap Growth Fund                            1,775,423           4,490         168,178          1,948,091
Small Cap Value Fund                            16,139,673         212,191         756,203         17,108,067
Multi Sector Bond Fund                           8,727,213          53,933         313,768          9,094,914
Balanced Fund                                    7,759,053          10,472         445,200          8,214,725
High Income Bond Fund                            6,762,963          24,596         259,780          7,047,339
Equity Income Fund                               2,651,409          16,989         157,144          2,825,542
Strategic Value Fund                             2,442,171          12,286         134,841          2,589,298
Strategic Growth Fund                            8,181,063          40,321         517,716          8,739,100
-----------------------                      -------------      ----------      ----------      -------------
All sixteen Funds                            2,122,280,169      23,303,349      85,368,205      2,230,951,723

 98              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                   PROPOSAL 3

             AMENDMENTS TO THE TRUST'S AMENDED DECLARATION OF TRUST
            TO AUTHORIZE THE ISSUANCE OF MULTIPLE CLASSES OF SHARES
                          WITHOUT SHAREHOLDER APPROVAL

               SERIES                           FOR             AGAINST          ABSTAIN            TOTAL
               ------                      -------------      -----------      -----------      -------------
Total Return Fund                             99,580,357        9,714,177        7,718,687        117,013,221
Capital Appreciation Fund                     30,032,428        2,585,050        2,020,947         34,638,425
Government Bond Fund                          55,859,063        4,215,093        4,007,859         64,082,015
Money Market Fund                          1,629,078,516      166,043,945      124,274,154      1,919,396,615
Small Company Fund                            25,080,579        2,854,072        2,363,445         30,298,096
Income Fund                                      942,603                0                0            942,603
Mid Cap Index Fund                             2,321,849          152,477          158,632          2,632,958
Global 50 Fund                                 3,358,050        1,741,773          281,071          5,380,894
Small Cap Growth Fund                          1,640,751          128,907          178,433          1,948,091
Small Cap Value Fund                          14,819,197        1,190,441        1,098,429         17,108,067
Multi Sector Bond Fund                         6,290,022        2,299,091          505,800          9,094,913
Balanced Fund                                  7,171,605          407,448          635,672          8,214,725
High Income Bond Fund                          6,347,879          370,831          328,629          7,047,339
Equity Income Fund                             2,538,920          108,428          178,195          2,825,543
Strategic Value Fund                           2,171,555          252,898          164,845          2,589,298
Strategic Growth Fund                          7,338,894          621,656          778,551          8,739,101
-----------------------                    -------------      -----------      -----------      -------------
All sixteen Funds                          1,894,572,268      192,686,287      144,693,349      2,231,951,904

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               99

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                 PROPOSAL 4.a.

                   AMEND FUNDS' FUNDAMENTAL INVESTMENT POLICY
                             REGARDING MAKING LOANS

               SERIES                           FOR             AGAINST          ABSTAIN            TOTAL
               ------                      -------------      -----------      -----------      -------------
Total Return Fund                            101,513,913        5,842,103        8,657,205        116,013,221
Capital Appreciation Fund                     30,551,706        1,630,125        2,456,415         34,638,246
Government Bond Fund                          56,964,177        2,428,041        4,689,797         64,082,015
Money Market Fund                          1,691,991,806      102,324,573      125,080,237      1,919,396,616
Small Company Fund                            25,903,249        1,677,240        2,717,606         30,298,095
Income Fund                                      942,603                0                0            942,603
Mid Cap Index Fund                             2,378,357           89,513          165,087          2,632,957
Global 50 Fund                                 3,444,506        1,612,827          323,561          5,380,894
Small Cap Growth Fund                          1,694,070           60,484          193,536          1,948,090
Small Cap Value Fund                          15,058,025          832,361        1,217,681         17,108,067
Multi Sector Bond Fund                         6,347,591        2,161,348          585,974          9,094,913
Balanced Fund                                  7,170,372          327,861          716,492          8,214,725
High Income Bond Fund                          6,511,306          185,923          350,109          7,047,338
Equity Income Fund                             2,487,382           59,172          278,988          2,825,542
Strategic Value Fund                           2,149,891          134,358          305,048          2,589,297
Strategic Growth Fund                          7,478,241          353,915          906,945          8,739,101

 100              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                 PROPOSAL 4.b.

                   AMEND FUNDS' FUNDAMENTAL INVESTMENT POLICY
            REGARDING BORROWING MONEY AND ISSUING SENIOR SECURITIES

                SERIES                           FOR            AGAINST          ABSTAIN            TOTAL
                ------                      -------------      ----------      -----------      -------------
Total Return Fund                             101,712,631       5,655,106        8,645,485        116,013,222
Capital Appreciation Fund                      30,598,146       1,659,645        2,380,454         34,638,245
Government Bond Fund                           56,823,742       2,544,214        4,714,059         64,082,015
Money Market Fund                           1,699,907,538      95,921,259      123,567,819      1,919,396,616
Small Company Fund                             25,772,874       1,744,393        2,780,828         30,298,095
Income Fund                                       942,603               0                0            942,603
Mid Cap Index Fund                              2,388,393          79,102          165,463          2,632,958
Global 50 Fund                                  3,437,239       1,620,778          322,876          5,380,893
Small Cap Growth Fund                           1,670,810          69,434          207,847          1,948,091
Small Cap Value Fund                           15,043,926         818,109        1,246,033         17,108,068
Multi Sector Bond Fund                          6,367,480       2,149,055          578,378          9,094,913
Balanced Fund                                   7,167,618         307,575          739,532          8,214,725
High Income Bond Fund                           6,530,380         182,403          334,556          7,047,339
Equity Income Fund                              2,494,459          51,032          280,051          2,825,542
Strategic Value Fund                            2,179,455         102,594          307,248          2,589,297
Strategic Growth Fund                           7,459,894         359,307          919,899          8,739,100

          NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               101

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                 PROPOSAL 4.c.
                   AMEND FUNDS' FUNDAMENTAL INVESTMENT POLICY
                REGARDING COMMODITIES AND COMMODITIES CONTRACTS

               SERIES                           FOR             AGAINST          ABSTAIN            TOTAL
               ------                      -------------      -----------      -----------      -------------
Total Return Fund                            101,735,001        5,464,088        8,814,132        116,013,221
Capital Appreciation Fund                     30,645,968        1,553,574        2,438,704         34,638,246
Government Bond Fund                          56,866,656        2,370,368        4,844,991         64,082,015
Money Market Fund                          1,698,786,856       93,653,164      126,956,595      1,919,396,615
Small Company Fund                            25,865,434        1,704,706        2,727,956         30,298,096
Income Fund                                      942,603                0                0            942,603
Mid Cap Index Fund                             2,369,671          102,332          160,954          2,632,957
Global 50 Fund                                 4,919,785          141,112          319,997          5,380,894
Small Cap Growth Fund                          1,685,378           63,316          199,397          1,948,091
Small Cap Value Fund                          15,015,675          800,893        1,291,500         17,108,068
Multi Sector Bond Fund                         8,270,821          229,193          594,898          9,094,912
Balanced Fund                                  7,197,332          316,463          700,930          8,214,725
High Income Bond Fund                          6,506,564          197,138          343,637          7,047,339
Equity Income Fund                             2,486,865           59,227          279,450          2,825,542
Strategic Value Fund                           2,186,105           97,464          305,729          2,589,298
Strategic Growth Fund                          7,513,089          296,642          929,369          8,739,100

 102              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                 PROPOSAL 4.d.

                   AMEND FUNDS' FUNDAMENTAL INVESTMENT POLICY
                             REGARDING REAL ESTATE

               SERIES                           FOR             AGAINST          ABSTAIN            TOTAL
               ------                      -------------      -----------      -----------      -------------
Total Return Fund                            102,096,880        5,097,334        8,819,008        116,013,222
Capital Appreciation Fund                     30,813,541        1,409,766        2,414,938         34,638,245
Government Bond Fund                          57,286,706        2,032,338        4,762,971         64,082,015
Money Market Fund                          1,698,683,407       87,614,091      133,099,118      1,919,396,616
Small Company Fund                            25,769,318        1,801,773        2,727,004         30,298,095
Income Fund                                      942,603                0                0            942,603
Mid Cap Index Fund                             2,400,648           72,261          160,049          2,632,958
Global 50 Fund                                 4,970,587           92,572          317,735          5,380,894
Small Cap Growth Fund                          1,674,050           60,930          213,110          1,948,090
Small Cap Value Fund                          15,058,687          758,711        1,290,669         17,108,067
Multi Sector Bond Fund                         8,332,596          177,907          584,410          9,094,913
Balanced Fund                                  7,161,699          339,025          714,001          8,214,725
High Income Bond Fund                          6,541,005          170,758          335,577          7,047,340
Equity Income Fund                             2,481,722           61,110          282,710          2,825,542
Strategic Value Fund                           2,177,876           95,891          315,531          2,589,298
Strategic Growth Fund                          7,552,174          259,345          927,582          8,739,101

          NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               103

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 JUNE 30, 2000

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                 PROPOSAL 5.a.

                  ADOPTION OF A FUNDAMENTAL INVESTMENT POLICY
                    REGARDING THE UNDERWRITING OF SECURITIES

                SERIES                           FOR            AGAINST          ABSTAIN            TOTAL
                ------                      -------------      ----------      -----------      -------------
Total Return Fund                             104,960,633       3,266,955        7,785,633        116,013,221
Capital Appreciation Fund                      31,665,672         840,243        2,132,331         34,638,246
Government Bond Fund                           58,614,166       1,326,762        4,141,087         64,082,015
Money Market Fund                           1,743,189,147      66,506,422      109,701,047      1,919,396,616

                                 PROPOSAL 5.b.

                   ADOPTION OF FUNDAMENTAL INVESTMENT POLICY
                REGARDING CONCENTRATION OF PORTFOLIO INVESTMENTS

                SERIES                           FOR            AGAINST          ABSTAIN            TOTAL
                ------                      -------------      ----------      -----------      -------------
Total Return Fund                             105,386,777       3,070,121        7,556,323        116,013,221
Capital Appreciation Fund                      31,644,514         862,530        2,131,202         34,638,246
Government Bond Fund                           58,508,069       1,349,478        4,224,468         64,082,015
Money Market Fund                           1,749,028,134      57,539,261      112,829,221      1,919,396,616

                                   PROPOSAL 6

              AUTHORITY FOR BOARD OF TRUSTEES TO APPOINT, REPLACE
               OR TERMINATE SUBADVISERS RECOMMENDED BY VILLANOVA
               MUTUAL FUND CAPITAL TRUST, AS INVESTMENT ADVISER,
                OR AMEND THE TERMS OF ANY SUBADVISORY AGREEMENT
           FOR THE STRATEGIC VALUE FUND WITHOUT SHAREHOLDER APPROVAL

                      SERIES                                FOR         AGAINST      ABSTAIN        TOTAL
                      ------                             ---------      -------      -------      ---------
Strategic Value Fund                                     2,197,156      137,310      254,832      2,589,298

 104              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT